Vanguard Tax-Exempt Bond Index Fund
Schedule of Investments (unaudited)
As of July 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (97.4%)
Alabama (0.4%)
	Alabama Docks Department Port, Airport & Marina Revenue, Prere.	6.000%	10/1/20	100	101
	Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue	5.000%	9/1/27	1,150	1,360
	Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue	5.000%	9/1/28	740	873
	Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue	5.000%	9/1/30	1,980	2,311
	Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue	4.000%	9/1/32	555	625
	Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue	5.000%	9/1/36	750	919
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	4.000%	6/1/37	1,250	1,470
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	6/1/37	150	189
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue GAN	5.000%	9/1/21	195	205
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue GAN, Prere.	5.000%	9/1/22	290	319
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue GAN, Prere.	5.000%	9/1/22	165	181
	Alabama GO	5.000%	8/1/27	150	189
	Alabama Incentives Financing Authority Miscellaneous Revenue, Prere.	5.000%	9/1/22	390	428
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/21	920	938
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/23	830	924
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/25	455	537
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/26	3,315	3,892
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/27	1,560	1,825
	Auburn University College & University Revenue	5.000%	6/1/28	360	447
	Auburn University College & University Revenue	4.000%	6/1/41	4,720	5,291
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.250%	7/1/30	170	170
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.500%	7/1/40	140	140
	Birmingham Water Works Board Water Revenue	5.000%	1/1/43	1,890	2,285
	Birmingham-Jefferson Civic Center Authority	5.000%	7/1/48	1,315	1,423
	Jefferson County AL Board of Education	5.000%	2/1/46	2,165	2,613

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Jefferson County AL Sales Tax Revenue	5.000%	9/15/33	500	616
Jefferson County AL Sales Tax Revenue	5.000%	9/15/34	250	308
Jefferson County AL Sales Tax Revenue	5.000%	9/15/35	250	307
Water Works Board of the City of Birmingham Water Revenue	4.000%	1/1/36	250	285
Water Works Board of the City of Birmingham Water Revenue, Prere.	5.000%	1/1/21	1,460	1,489
				32,660
Alaska (0.0%)
Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	3/1/27	170	200
Anchorage AK Electric Electric Power & Light Revenue	5.000%	12/1/41	1,220	1,422
				1,622
Arizona (1.4%)
Arizona COP	5.000%	10/1/21	6,000	6,334
Arizona COP	5.000%	10/1/28	4,000	5,295
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/21	1,270	1,326
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/24	280	332
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/26	1,000	1,175
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/29	1,005	1,172
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/31	2,290	2,664
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/32	2,810	3,262
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/21	1,040	1,086
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/21	150	157
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	590	644
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	2,900	3,167
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	570	622
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	1,830	1,999
Arizona Lottery Revenue	5.000%	7/1/26	755	944
Arizona School Facilities Board COP	5.000%	9/1/20	455	457
Arizona School Facilities Board COP	5.000%	9/1/21	1,840	1,932
Arizona School Facilities Board COP	5.000%	9/1/23	1,035	1,182
Arizona State University (Arizona State Univeristy Projects) COP	5.000%	9/1/23	1,515	1,734
Arizona State University College & University Revenue, Prere.	5.000%	7/1/22	390	426
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/22	1,000	1,093
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/23	280	319
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/23	530	604
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/23	2,250	2,563
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/24	585	692
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	335	396
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/23	525	603
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/24	525	627

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Arizona Water Infrastructure Finance Authority Water Revenue, ETM	5.000%	10/1/22	720	792
Arizona Water Infrastructure Finance Authority Water Revenue, Prere.	5.000%	10/1/20	3,260	3,285
Maricopa County AZ COP	5.000%	7/1/21	1,000	1,042
Maricopa County AZ COP	5.000%	7/1/22	1,750	1,908
Maricopa County Community College District GO	5.000%	7/1/21	225	235
Maricopa County Community College District GO	5.000%	7/1/23	100	114
Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/42	2,625	3,295
Mesa AZ Utility System Water Revenue	4.000%	7/1/31	620	724
Phoenix AZ GO	4.000%	7/1/21	1,455	1,506
Phoenix AZ GO	4.000%	7/1/22	450	483
Phoenix AZ GO	4.000%	7/1/24	915	1,049
Phoenix AZ GO	4.000%	7/1/25	2,100	2,391
Phoenix AZ GO	5.000%	7/1/26	600	756
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/22	775	847
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/26	845	999
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/28	1,900	2,144
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/29	2,365	2,663
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/37	1,160	1,405
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/44	5,000	5,715
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.750%	7/1/44	160	181
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	3.000%	7/1/49	2,425	2,502
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/49	1,500	1,703
Phoenix Civic Improvement Corp. Port, Airport & Marina Revenue	5.000%	7/1/40	1,330	1,525
Phoenix Industrial Development Authority College & University Revenue	5.250%	6/1/34	250	263
Phoenix Industrial Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/42	250	266
Pima County AZ Sewer System Sewer Revenue	5.000%	7/1/23	2,835	3,226
Pima County AZ Sewer System Sewer Revenue	5.000%	7/1/24	220	260
Pinal County Electric District No. 3 Electric Power & Light Revenue, Prere.	5.250%	7/1/21	125	131
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/21	395	403
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/23	630	703
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/24	170	198
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/27	1,575	1,673
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/28	395	420
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/29	720	781
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/31	6,715	7,264
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/32	5,000	5,992
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/35	2,225	2,647

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/36	20	24
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/38	6,190	7,659
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/41	2,420	2,861
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/45	7,220	8,495
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/28	285	377
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/36	990	1,267
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/37	1,855	2,372
	Scottsdale Municipal Property Corp. Sales Tax Revenue	5.000%	7/1/30	125	167
					127,520
Arkansas (0.0%)
	Arkansas GO	5.000%	6/15/21	375	391
[2]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/37	1,200	1,356
	Springdale School District No. 50 GO	4.000%	6/1/33	395	417
					2,164
California (14.8%)
[3]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/20	5	5
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/34	2,250	2,635
[4]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/35	315	213
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	2,245	2,621
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	375	440
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	500	582
[1]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/37	395	434
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	2,065	2,399
[3]	Alameda Corridor Transportation Authority Transit Revenue, ETM	0.000%	10/1/20	240	240
[5]	Allan Hancock CA Joint Community College GO, 5.600% coupon rate effective 8/1/2033	0.000%	8/1/47	380	336
[1]	Alvord Unified School District GO	0.000%	8/1/41	220	122
[1]	Alvord Unified School District GO	0.000%	8/1/43	400	226
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	10/1/21	1,890	1,991
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	10/1/21	1,505	1,586
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	10/1/21	1,250	1,317
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	10/1/21	375	395

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue	0.000%	9/1/30	1,255	1,093
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue	0.000%	9/1/32	1,940	1,597
	Anaheim Public Financing Authority Lease (Abatement) Revenue	5.000%	5/1/39	5,725	6,375
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue, ETM	0.000%	9/1/36	1,490	1,179
[2]	Baldwin Park Unified School District GO, Prere.	0.000%	8/1/23	200	55
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/35	1,000	1,168
	Bay Area Toll Authority Highway Revenue	3.250%	4/1/36	1,020	1,109
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/37	1,000	1,161
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/47	10,000	11,398
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/49	1,000	1,138
	Bay Area Toll Authority Highway Revenue	3.000%	4/1/54	2,020	2,118
[2]	Bay Area Toll Authority Highway Revenue	3.000%	4/1/54	5,000	5,262
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/56	365	406
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/56	2,300	2,720
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/56	2,975	3,629
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/21	250	251
	Bay Area Toll Authority Highway Revenue PUT	2.100%	4/1/22	500	511
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	100	113
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	245	276
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/24	4,315	5,066
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	10/1/24	1,845	2,204
	Beverly Hills Unified School District CA GO	0.000%	8/1/33	100	81
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/43	1,000	1,040
	California Department of Water Resources Power Supply Electric Power & Light Revenue	5.000%	5/1/21	1,825	1,892
	California Department of Water Resources Water Revenue	5.000%	12/1/22	225	251
	California Department of Water Resources Water Revenue	5.000%	12/1/26	135	163
	California Department of Water Resources Water Revenue	5.000%	12/1/29	1,645	1,980
[6]	California Department of Water Resources Water Revenue	5.000%	12/1/32	1,000	1,422
	California Department of Water Resources Water Revenue	5.000%	12/1/33	210	265
[6]	California Department of Water Resources Water Revenue	5.000%	12/1/33	1,000	1,409
	California Educational Facilities Authority College & University Revenue	5.000%	3/15/39	4,120	6,506
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/42	325	367
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	130	213
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	1,035	1,739
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/49	4,850	8,357
	California GO	5.000%	8/1/20	500	500
	California GO	5.000%	9/1/20	100	100
	California GO	5.000%	9/1/20	100	100
	California GO	5.000%	10/1/20	1,090	1,099
	California GO	5.000%	10/1/20	445	448
	California GO	5.000%	10/1/20	515	519
	California GO	5.000%	8/1/21	235	246
	California GO	5.000%	9/1/21	245	258

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	5.000%	9/1/21	1,010	1,064
California GO	5.000%	10/1/21	160	169
California GO	5.000%	12/1/21	265	282
California GO	5.000%	2/1/22	675	725
California GO	5.000%	4/1/22	3,000	3,245
California GO	5.000%	9/1/22	200	220
California GO	5.000%	9/1/22	500	551
California GO	5.000%	10/1/22	110	122
California GO	5.250%	10/1/22	135	150
California GO	5.000%	11/1/22	2,000	2,219
California GO	5.000%	12/1/22	175	195
California GO	5.000%	2/1/23	1,250	1,340
California GO	5.000%	3/1/23	2,700	3,039
California GO	5.000%	4/1/23	1,835	2,073
California GO	5.000%	9/1/23	200	220
California GO	5.000%	9/1/23	1,100	1,265
California GO	5.000%	9/1/23	905	1,041
California GO	5.250%	9/1/23	100	106
California GO	5.000%	10/1/23	355	410
California GO	5.250%	10/1/23	600	636
California GO	5.000%	11/1/23	160	185
California GO	5.000%	12/1/23	295	343
California GO	5.000%	12/1/23	375	436
California GO	5.000%	3/1/24	1,580	1,854
California GO	5.000%	5/1/24	300	354
California GO	5.000%	8/1/24	5,165	6,162
California GO	5.000%	8/1/24	725	865
California GO	5.000%	8/1/24	250	298
California GO	5.000%	8/1/24	2,000	2,386
California GO	5.000%	9/1/24	1,010	1,209
California GO	5.250%	9/1/24	25	26
California GO	5.000%	10/1/24	100	120
California GO	5.000%	10/1/24	7,175	8,612
California GO	5.000%	10/1/24	100	120
California GO	5.000%	11/1/24	1,265	1,279
California GO	5.000%	12/1/24	1,250	1,450
California GO	5.000%	12/1/24	4,855	5,631
California GO	5.000%	3/1/25	4,045	4,933
California GO	5.000%	8/1/25	1,500	1,856
California GO	5.000%	8/1/25	630	780
California GO	5.000%	9/1/25	895	1,111
California GO	5.000%	10/1/25	615	736
California GO	5.000%	10/1/25	735	880
California GO	5.000%	11/1/25	250	312
California GO	4.000%	3/1/26	5,070	6,106
California GO	5.000%	3/1/26	8,375	10,159
California GO	5.000%	3/1/26	840	1,019
California GO	5.000%	4/1/26	2,000	2,526
California GO	4.000%	8/1/26	400	487
California GO	5.000%	8/1/26	100	128
California GO	5.000%	8/1/26	4,405	5,619
California GO	5.000%	8/1/26	900	1,086
California GO	5.000%	8/1/26	1,765	2,170
California GO	5.000%	8/1/26	3,500	4,465
California GO	5.000%	8/1/26	100	128
California GO	5.000%	9/1/26	1,825	2,334
California GO	5.000%	9/1/26	275	339
California GO	5.000%	10/1/26	120	143

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	10/1/26	1,000	1,282
	California GO	5.000%	10/1/26	100	119
	California GO	5.000%	11/1/26	2,020	2,597
[3]	California GO	5.000%	2/1/27	120	155
	California GO	5.000%	3/1/27	1,465	1,770
	California GO	5.000%	4/1/27	3,010	3,918
	California GO	5.000%	8/1/27	350	445
	California GO	5.000%	8/1/27	3,000	3,812
	California GO	5.000%	8/1/27	100	123
	California GO	5.000%	8/1/27	150	180
	California GO	4.000%	9/1/27	100	107
	California GO	5.000%	9/1/27	325	371
	California GO	5.000%	9/1/27	3,130	3,988
	California GO	5.000%	9/1/27	1,175	1,497
	California GO	5.000%	10/1/27	100	112
	California GO	5.000%	10/1/27	170	202
	California GO	5.000%	11/1/27	500	574
	California GO	5.000%	11/1/27	1,565	2,073
	California GO	3.000%	3/1/28	4,370	5,128
	California GO	5.000%	3/1/28	500	603
	California GO	5.000%	4/1/28	12,500	16,684
	California GO	5.000%	8/1/28	2,370	2,999
	California GO	5.000%	8/1/28	2,340	2,961
	California GO	5.000%	8/1/28	5,000	6,536
	California GO	5.000%	8/1/28	330	404
	California GO	5.000%	8/1/28	425	556
	California GO	5.000%	8/1/28	7,020	9,459
	California GO	4.000%	9/1/28	125	134
	California GO	4.000%	9/1/28	200	242
	California GO	5.000%	9/1/28	805	917
	California GO	5.000%	9/1/28	1,450	1,839
	California GO	5.000%	9/1/28	425	522
	California GO	5.000%	10/1/28	1,000	1,188
	California GO	5.000%	10/1/28	930	1,104
	California GO	5.000%	11/1/28	5,000	6,783
	California GO	5.000%	8/1/29	125	158
	California GO	5.000%	8/1/29	190	247
	California GO	5.000%	8/1/29	555	678
	California GO	5.000%	8/1/29	100	126
	California GO	3.000%	9/1/29	105	116
	California GO	5.000%	9/1/29	550	696
	California GO	5.000%	10/1/29	250	296
	California GO	5.250%	10/1/29	2,645	2,796
	California GO	5.000%	12/1/29	100	115
	California GO	5.000%	3/1/30	160	192
	California GO	5.000%	8/1/30	6,990	9,063
	California GO	5.000%	8/1/30	50	60
	California GO	5.000%	8/1/30	1,000	1,220
	California GO	5.000%	8/1/30	1,600	2,075
	California GO	5.000%	8/1/30	4,200	5,608
	California GO	5.000%	9/1/30	1,460	1,535
	California GO	5.000%	9/1/30	2,200	2,772
	California GO	5.000%	9/1/30	1,215	1,531
	California GO	5.000%	9/1/30	200	245
	California GO	5.000%	10/1/30	340	402
	California GO	5.000%	10/1/30	7,950	10,972
	California GO	5.000%	11/1/30	720	823
	California GO	5.000%	12/1/30	950	1,089

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	2/1/31	50	55
	California GO	5.000%	4/1/31	1,475	2,106
	California GO	5.000%	5/1/31	2,220	2,582
	California GO	4.000%	8/1/31	1,000	1,193
	California GO	5.000%	8/1/31	965	1,132
	California GO	5.000%	8/1/31	4,815	5,750
	California GO	3.250%	9/1/31	115	128
	California GO	4.000%	9/1/31	120	143
	California GO	5.000%	9/1/31	2,200	2,762
	California GO	5.000%	9/1/31	200	210
	California GO	5.000%	9/1/31	510	578
	California GO	5.000%	10/1/31	340	401
	California GO	5.000%	11/1/31	145	165
	California GO	5.000%	11/1/31	400	520
	California GO	5.000%	11/1/31	500	649
	California GO	5.000%	2/1/32	180	199
	California GO	5.000%	4/1/32	7,605	11,037
	California GO	5.000%	5/1/32	50	58
	California GO	5.000%	8/1/32	2,340	2,735
	California GO	5.000%	8/1/32	250	297
[1]	California GO	5.250%	8/1/32	1,000	1,454
	California GO	5.000%	9/1/32	685	857
	California GO	5.000%	9/1/32	2,200	2,669
	California GO	4.625%	10/1/32	385	403
	California GO	5.250%	10/1/32	255	269
	California GO	5.000%	11/1/32	1,475	1,677
	California GO	5.000%	11/1/32	1,285	1,660
	California GO	5.000%	2/1/33	510	564
	California GO	5.000%	3/1/33	5,000	6,851
	California GO	5.000%	4/1/33	1,500	1,729
	California GO	5.000%	8/1/33	5,000	6,226
	California GO	5.000%	8/1/33	1,300	1,515
	California GO	5.000%	8/1/33	375	445
	California GO	5.000%	8/1/33	325	392
	California GO	5.000%	8/1/33	2,285	2,919
	California GO	3.000%	9/1/33	1,170	1,276
	California GO	3.375%	9/1/33	210	230
	California GO	4.000%	9/1/33	500	592
	California GO	4.000%	9/1/33	575	681
	California GO	5.000%	9/1/33	1,000	1,128
	California GO	5.000%	9/1/33	1,000	1,248
	California GO	5.000%	10/1/33	2,430	2,848
	California GO	5.000%	10/1/33	2,720	3,133
	California GO	5.000%	3/1/34	5,520	7,532
	California GO	4.000%	8/1/34	275	312
	California GO	5.000%	8/1/34	1,730	2,084
	California GO	4.000%	9/1/34	355	418
	California GO	4.000%	9/1/34	250	294
	California GO	5.000%	9/1/34	1,225	1,526
	California GO	5.000%	9/1/34	775	936
	California GO	5.000%	9/1/34	3,000	3,738
	California GO	5.000%	3/1/35	16,565	22,520
	California GO	4.250%	4/1/35	300	316
	California GO	5.000%	4/1/35	4,135	4,753
	California GO	5.250%	4/1/35	300	322
	California GO	5.000%	8/1/35	965	1,196
	California GO	5.000%	8/1/35	725	843
	California GO	4.000%	9/1/35	2,250	2,639

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	5.000%	9/1/35	2,000	2,485
California GO	5.000%	9/1/35	1,615	2,006
California GO	5.000%	10/1/35	1,250	1,532
California GO	4.000%	11/1/35	4,405	5,261
California GO	5.000%	11/1/35	1,155	1,477
California GO	5.375%	11/1/35	50	51
California GO	3.750%	12/1/35	450	490
California GO	4.000%	3/1/36	6,250	7,784
California GO	5.000%	8/1/36	6,900	8,965
California GO	4.000%	9/1/36	2,000	2,334
California GO	4.000%	9/1/36	250	292
California GO	5.000%	9/1/36	145	158
California GO	5.000%	9/1/36	500	618
California GO	5.000%	11/1/36	6,600	8,628
California GO	5.000%	4/1/37	500	553
California GO	5.000%	4/1/37	14,555	16,673
California GO	5.000%	8/1/37	5,595	6,882
California GO	4.000%	9/1/37	365	387
California GO	4.000%	9/1/37	250	291
California GO	5.000%	10/1/37	110	128
California GO	5.000%	11/1/37	15,220	19,840
California GO	5.000%	2/1/38	755	830
California GO	5.000%	2/1/38	1,605	1,706
California GO	5.000%	4/1/38	5,480	7,210
California GO	5.000%	10/1/39	2,005	2,328
California GO	5.000%	10/1/39	5,485	6,662
California GO	5.000%	9/1/41	1,025	1,072
California GO	5.000%	10/1/41	3,725	3,911
California GO	4.375%	4/1/42	100	105
California GO	5.000%	4/1/42	400	427
California GO	5.000%	9/1/42	3,355	3,637
California GO	5.000%	2/1/43	535	586
California GO	5.000%	4/1/43	2,285	2,517
California GO	4.875%	11/1/43	265	295
California GO	5.000%	11/1/43	1,800	2,021
California GO	4.500%	12/1/43	405	447
California GO	5.000%	3/1/45	3,600	4,204
California GO	3.250%	4/1/45	5,000	5,477
California GO	5.000%	8/1/45	1,055	1,247
California GO	5.000%	9/1/45	2,550	3,091
California GO	3.000%	3/1/46	12,480	13,607
California GO	4.000%	3/1/46	3,000	3,633
California GO	5.000%	8/1/46	2,605	3,147
California GO	3.000%	9/1/46	360	381
California GO	5.000%	10/1/47	6,885	8,237
California GO	5.000%	11/1/47	1,600	1,998
California GO	3.000%	10/1/49	1,250	1,353
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	10/1/41	3,025	3,713
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/29	1,100	1,489
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/30	1,205	1,649
California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/43	5,055	6,396
California Municipal Finance Authority College & University Revenue	5.000%	1/1/48	3,575	4,440
California Municipal Finance Authority Lease (Abatement) Revenue	5.000%	6/1/42	280	335

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Municipal Finance Authority Lease (Abatement) Revenue	5.000%	6/1/43	1,500	1,829
California Municipal Finance Authority Lease (Abatement) Revenue	4.000%	6/1/47	1,185	1,317
California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/20	100	100
California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/21	755	782
California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/21	465	489
California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/22	100	110
California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/24	545	642
California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/25	100	124
California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/26	365	412
California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/26	100	119
California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/26	200	255
California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/27	100	121
California State Public Works Board Lease (Abatement) Revenue	4.000%	6/1/28	160	170
California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/28	1,500	1,958
California State Public Works Board Lease (Abatement) Revenue	5.250%	11/1/28	300	346
California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/29	240	282
California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/29	500	650
California State Public Works Board Lease (Abatement) Revenue	5.000%	11/1/29	150	171
California State Public Works Board Lease (Abatement) Revenue	5.125%	10/1/31	35	37
California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/32	245	286
California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/33	650	756
California State Public Works Board Lease (Abatement) Revenue	5.000%	11/1/38	345	389
California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/39	6,075	6,999
California State Public Works Board Lease (Abatement) Revenue	5.000%	11/1/44	4,000	5,215
California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/25	925	1,038
California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.250%	12/1/25	250	266
California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	4/1/21	1,850	1,909
California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	4/1/29	125	134
California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	4/1/37	405	432
California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	11/1/37	255	278

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California State Public Works Board Lease (Abatement) Revenue, Prere.	5.000%	12/1/21	205	218
California State University College & University Revenue	5.000%	11/1/29	255	303
California State University College & University Revenue	5.000%	11/1/30	100	124
California State University College & University Revenue	4.000%	11/1/31	1,130	1,210
California State University College & University Revenue	5.000%	11/1/31	150	178
California State University College & University Revenue	5.000%	11/1/31	510	625
California State University College & University Revenue	5.000%	11/1/32	2,100	2,481
California State University College & University Revenue	5.000%	11/1/32	1,355	1,652
California State University College & University Revenue	4.000%	11/1/34	125	145
California State University College & University Revenue	5.000%	11/1/34	650	765
California State University College & University Revenue	5.000%	11/1/34	105	132
California State University College & University Revenue	4.000%	11/1/35	2,095	2,416
California State University College & University Revenue	5.000%	11/1/35	375	471
California State University College & University Revenue	5.000%	11/1/36	1,025	1,285
California State University College & University Revenue	4.000%	11/1/37	375	430
California State University College & University Revenue	5.000%	11/1/37	180	217
California State University College & University Revenue	5.000%	11/1/37	1,590	1,736
California State University College & University Revenue	5.000%	11/1/37	110	138
California State University College & University Revenue	4.000%	11/1/38	2,360	2,698
California State University College & University Revenue	5.000%	11/1/38	1,285	1,545
California State University College & University Revenue	5.000%	11/1/39	415	485
California State University College & University Revenue	5.000%	11/1/42	10,210	12,636
California State University College & University Revenue	5.000%	11/1/43	2,060	2,457
California State University College & University Revenue	5.000%	11/1/43	325	417
California State University College & University Revenue	5.000%	11/1/44	4,000	4,632
California State University College & University Revenue	5.000%	11/1/45	7,530	9,081
California State University College & University Revenue	5.000%	11/1/47	115	141
California State University College & University Revenue	5.000%	11/1/48	2,500	3,186
California State University College & University Revenue	5.000%	11/1/49	4,275	5,555
California State University College & University Revenue, Prere.	5.000%	11/1/21	1,890	2,003

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/42	105	117
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/40	100	110
[1]	Centinela Valley Union High School District GO	4.000%	8/1/50	300	339
	Chabot-Las Positas Community College District GO	4.000%	8/1/47	1,000	1,149
	Chaffey Community College District GO	5.000%	6/1/48	1,650	2,070
	Chino Valley Unified School District GO	5.000%	8/1/55	750	975
	Clovis Unified School District GO	4.000%	8/1/40	150	169
	Coast Community College District GO, Prere.	4.000%	8/1/23	125	139
	Coast Community College District GO, Prere.	5.000%	8/1/23	3,025	3,461
[1]	Colton Joint Unified School District GO	0.000%	8/1/42	990	557
	Contra Costa Community College District GO, Prere.	5.000%	8/1/23	180	206
[1]	Corona-Norco Unified School District GO	0.000%	8/1/39	675	419
	Corona-Norco Unified School District GO	4.000%	8/1/43	3,750	4,411
	Cypress School District GO	0.000%	8/1/40	250	148
	Desert Sands Unified School District GO	4.000%	8/1/44	4,900	5,649
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/22	300	327
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/30	90	109
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/37	150	180
	East Bay Municipal Utility District Water System Water Revenue	4.000%	6/1/45	120	134
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/45	1,890	2,325
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/47	4,560	5,618
	El Camino Community College District Foundation GO	0.000%	8/1/33	190	155
	El Camino Community College District Foundation GO	0.000%	8/1/38	500	342
[4]	Foothill-De Anza Community College District GO	0.000%	8/1/32	1,560	1,301
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.750%	1/15/46	1,250	1,396
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/53	7,480	7,869
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/26	200	194
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	6.000%	1/15/24	2,595	3,111
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	6.000%	1/15/24	13,790	16,531
[6]	Foster City CA GO	2.250%	8/1/50	1,000	991
	Fremont Union High School District GO	4.000%	8/1/40	725	815
	Fremont Union High School District GO	5.000%	8/1/44	1,275	1,573
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/31	420	517
	Fresno Unified School District GO	4.000%	8/1/41	500	569
	Gilroy School Facilities Financing Authority Miscellaneous Revenue, Prere.	4.000%	8/1/23	520	579
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/21	3,750	3,899
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/47	500	584
	Hayward Area Recreation & Park District GO	4.000%	8/1/46	1,500	1,719
[2]	Hayward Unified School District GO	4.000%	8/1/48	5,885	6,864

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Long Beach Community College District GO, Prere.	4.000%	8/1/22	500	538
Long Beach Community College District GO, Prere.	5.000%	8/1/22	100	110
Long Beach Unified School District GO	0.000%	8/1/32	100	69
Long Beach Unified School District GO	4.000%	8/1/45	350	397
Los Angeles CA Community College District GO	5.000%	8/1/25	170	203
Los Angeles CA Community College District GO	5.000%	8/1/26	175	208
Los Angeles CA Community College District GO	5.000%	8/1/28	570	674
Los Angeles CA Community College District GO	5.000%	8/1/29	370	437
Los Angeles CA Community College District GO	5.000%	8/1/30	285	336
Los Angeles CA Community College District GO	5.000%	8/1/31	905	1,067
Los Angeles CA Community College District GO	4.000%	8/1/32	100	113
Los Angeles CA Community College District GO	5.000%	8/1/36	100	122
Los Angeles CA Community College District GO	4.000%	8/1/37	1,000	1,159
Los Angeles CA Community College District GO	4.000%	8/1/37	1,465	1,699
Los Angeles CA Community College District GO	5.000%	8/1/38	1,030	1,256
Los Angeles CA Community College District GO	4.000%	8/1/39	325	360
Los Angeles CA Unified School District GO	5.000%	7/1/22	405	443
Los Angeles CA Unified School District GO	5.000%	7/1/22	690	755
Los Angeles CA Unified School District GO	5.000%	7/1/22	195	213
Los Angeles CA Unified School District GO	5.000%	7/1/23	100	114
Los Angeles CA Unified School District GO	5.000%	7/1/24	3,550	4,220
Los Angeles CA Unified School District GO	5.000%	7/1/24	270	321
Los Angeles CA Unified School District GO	5.000%	7/1/24	110	131
Los Angeles CA Unified School District GO	5.000%	7/1/25	295	364
Los Angeles CA Unified School District GO	5.000%	7/1/26	145	178
Los Angeles CA Unified School District GO	5.000%	7/1/27	4,000	5,082
Los Angeles CA Unified School District GO	5.000%	7/1/27	275	323
Los Angeles CA Unified School District GO	5.000%	7/1/28	115	120
Los Angeles CA Unified School District GO	5.000%	7/1/28	11,125	13,072
Los Angeles CA Unified School District GO	5.000%	7/1/29	370	451
Los Angeles CA Unified School District GO	3.000%	7/1/31	1,660	1,827
Los Angeles CA Unified School District GO	5.000%	7/1/31	825	1,116
Los Angeles CA Unified School District GO	3.000%	7/1/32	700	764
Los Angeles CA Unified School District GO	5.000%	7/1/32	300	312
Los Angeles CA Unified School District GO	4.000%	7/1/34	1,685	1,914
Los Angeles CA Unified School District GO	5.000%	7/1/36	3,840	4,876
Los Angeles CA Unified School District GO	4.000%	7/1/39	2,200	2,670
Los Angeles CA Unified School District GO	5.000%	7/1/40	3,000	3,553
Los Angeles CA Unified School District GO	5.250%	7/1/42	11,500	14,553
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/23	280	319
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/31	1,000	1,085
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	915	1,026
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/43	8,235	9,204
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/45	250	295
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/48	5,000	6,318
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	1,000	1,236
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/40	5,015	6,288
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/42	2,475	3,090

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/42	2,800	3,496
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Prere.	5.000%	7/1/21	900	938
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	8/1/37	555	599
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/40	1,570	1,744
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	8/1/42	400	430
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/44	6,600	7,643
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/45	2,610	3,070
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	4.000%	10/1/42	400	449
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects)	5.000%	10/1/20	55	55
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	160	171
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	2,005	2,625
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	1,195	1,207
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/42	370	450
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	2,400	3,246
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/45	1,000	1,330
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/49	5,480	7,095
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/50	4,000	5,275
Los Angeles Department of Water & Power Power System Electric Power & Light Revenue	5.000%	7/1/24	230	257
Los Angeles Department of Water & Power Power System Electric Power & Light Revenue	5.000%	7/1/25	100	119
Los Angeles Department of Water & Power Power System Electric Power & Light Revenue	5.000%	7/1/29	140	156
Los Angeles Department of Water & Power Power System Electric Power & Light Revenue	5.000%	7/1/29	245	278
Los Angeles Department of Water & Power Power System Electric Power & Light Revenue	5.000%	7/1/30	1,000	1,363
Los Angeles Department of Water & Power Power System Electric Power & Light Revenue	5.000%	7/1/32	130	149
Los Angeles Department of Water & Power Power System Electric Power & Light Revenue	5.000%	7/1/33	5,425	7,132
Los Angeles Department of Water & Power Power System Electric Power & Light Revenue	5.000%	7/1/34	2,500	2,961
Los Angeles Department of Water & Power Power System Electric Power & Light Revenue	5.000%	7/1/35	1,375	1,793
Los Angeles Department of Water & Power Power System Electric Power & Light Revenue	5.000%	7/1/35	300	349
Los Angeles Department of Water & Power Power System Electric Power & Light Revenue	5.000%	7/1/35	5,000	6,273
Los Angeles Department of Water & Power Power System Electric Power & Light Revenue	5.000%	7/1/38	1,575	1,703
Los Angeles Department of Water & Power Power System Electric Power & Light Revenue	5.000%	7/1/39	1,535	1,774

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Power System Electric Power & Light Revenue	5.000%	7/1/40	265	321
	Los Angeles Department of Water & Power Power System Electric Power & Light Revenue	5.000%	7/1/42	7,200	9,005
	Los Angeles Department of Water & Power Power System Electric Power & Light Revenue	5.000%	7/1/42	1,010	1,219
	Los Angeles Department of Water & Power Power System Electric Power & Light Revenue	5.000%	7/1/42	1,170	1,443
	Los Angeles Department of Water & Power Power System Electric Power & Light Revenue	5.000%	7/1/43	1,515	1,634
	Los Angeles Department of Water & Power Power System Electric Power & Light Revenue	5.000%	7/1/44	555	638
	Los Angeles Department of Water & Power Power System Electric Power & Light Revenue	5.000%	7/1/44	6,085	6,997
	Los Angeles Department of Water & Power Power System Electric Power & Light Revenue	5.000%	7/1/49	2,350	3,043
	Los Angeles Department of Water Revenue	5.000%	7/1/35	1,350	1,462
	Los Angeles Department of Water Revenue	5.000%	7/1/36	500	541
	Los Angeles Department of Water Revenue	5.000%	7/1/36	5,000	6,519
	Los Angeles Department of Water Revenue	5.000%	7/1/39	1,300	1,505
	Los Angeles Department of Water Revenue	5.000%	7/1/40	3,000	4,060
	Los Angeles Department of Water Revenue	5.000%	7/1/41	240	244
	Los Angeles Department of Water Revenue	5.000%	7/1/41	155	188
	Los Angeles Department of Water Revenue	5.000%	7/1/41	3,000	4,047
	Los Angeles Department of Water Revenue	5.000%	7/1/43	180	194
	Los Angeles Department of Water Revenue	5.000%	7/1/43	1,725	1,863
	Los Angeles Department of Water Revenue	5.000%	7/1/46	5,500	6,616
	Los Angeles Department of Water Revenue	4.000%	7/1/47	400	457
	Los Angeles Department of Water Revenue	5.000%	7/1/47	5,500	7,327
	Los Angeles Department of Water Revenue	5.000%	7/1/50	3,000	3,973
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/25	85	105
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/27	575	723
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	150	188
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	2,635	3,275
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/31	235	291
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	860	996
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/35	900	1,033
	Los Angeles Port Port, Airport & Marina Revenue	5.000%	8/1/44	375	432
[1]	Mendocino-Lake Community College District GO, Prere.	0.000%	8/1/21	310	31
	Metropolitan Water District of Southern California Water Revenue	2.500%	7/1/26	190	211
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	4,000	5,480
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/49	1,400	1,838
	Mount Diablo CA Unified School District GO	5.000%	6/1/37	250	270
	Mount San Antonio Community College District GO	4.000%	8/1/49	2,500	2,968
[5]	Mount San Antonio Community College District GO, 6.250% coupon rate effective 8/1/2028	0.000%	8/1/43	150	165
[7]	New Haven Unified School District GO	0.000%	8/1/33	325	260
[7]	New Haven Unified School District GO	0.000%	8/1/34	495	387

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Newport Mesa Unified School District GO	0.000%	8/1/34	300	239
	Newport Mesa Unified School District GO	0.000%	8/1/36	400	301
	Newport Mesa Unified School District GO	0.000%	8/1/45	1,000	426
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.250%	3/1/34	5,960	6,095
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/47	500	599
[7]	Norwalk-La Mirada Unified School District GO	0.000%	8/1/38	525	331
	Oak Grove School District GO, Prere.	0.000%	6/1/21	265	62
	Oakland Unified School District/Alameda County GO	5.000%	8/1/23	1,020	1,148
	Oakland Unified School District/Alameda County GO	5.000%	8/1/40	590	685
	Orange County Sanitation District Sewer Revenue	3.000%	2/1/31	250	258
	Orange County Sanitation District Sewer Revenue	4.000%	2/1/32	1,185	1,242
	Palmdale Elementary School District GO	3.000%	8/1/49	1,000	1,064
[5]	Palomar Community College District GO, 6.375% coupon rate effective 8/1/2030	0.000%	8/1/45	100	112
	Pasadena Unified School District GO	5.000%	8/1/26	10	12
	Peralta Community College District GO	4.000%	8/1/39	350	393
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/49	500	239
	Poway Unified School District GO	0.000%	8/1/33	1,995	1,593
	Poway Unified School District GO	0.000%	8/1/46	7,250	3,504
	Riverside CA Electric Electric Power & Light Revenue	5.000%	10/1/37	1,000	1,303
	Riverside CA Sewer Sewer Revenue	5.000%	8/1/40	320	384
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	4.125%	11/1/40	5	6
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/41	2,500	1,322
	Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	565	646
	Sacramento CA City Unified School District GO	4.000%	5/1/47	570	637
	Sacramento CA Water Water Revenue, Prere.	5.000%	9/1/23	425	486
[3]	Sacramento City Financing Authority Lease (Abatement) Revenue (Master Lease Program)	5.250%	12/1/30	310	422
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/40	1,225	1,228
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/44	5,250	6,036
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/20	195	195
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/37	545	617
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/39	2,500	3,312
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/41	170	192
	Sacramento Regional Transit District Transit Revenue	5.000%	3/1/42	150	150
	San Bernardino Community College District GO	4.000%	8/1/49	7,000	8,026
	San Bernardino Community College District GO, Prere.	4.000%	8/1/23	1,900	2,114
	San Bernardino Community College District GO, Prere.	4.000%	8/1/23	665	740
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/23	1,000	1,102
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/24	1,000	1,143

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/26	1,500	1,818
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/38	1,310	1,546
	San Diego CA Unified School District GO	5.000%	7/1/26	150	184
	San Diego CA Unified School District GO	5.000%	7/1/28	100	122
	San Diego CA Unified School District GO	4.000%	7/1/29	100	120
	San Diego CA Unified School District GO	0.000%	7/1/31	170	143
	San Diego CA Unified School District GO	4.000%	7/1/32	500	592
	San Diego CA Unified School District GO	4.000%	7/1/33	250	294
	San Diego CA Unified School District GO	0.000%	7/1/35	295	183
	San Diego CA Unified School District GO	0.000%	7/1/35	575	434
	San Diego CA Unified School District GO	5.000%	7/1/35	100	113
	San Diego CA Unified School District GO	0.000%	7/1/36	2,000	1,251
	San Diego CA Unified School District GO	0.000%	7/1/36	340	249
	San Diego CA Unified School District GO	0.000%	7/1/36	895	655
	San Diego CA Unified School District GO	0.000%	7/1/37	375	267
	San Diego CA Unified School District GO	0.000%	7/1/38	170	117
	San Diego CA Unified School District GO	0.000%	7/1/39	100	67
	San Diego CA Unified School District GO	5.000%	7/1/40	950	1,131
	San Diego CA Unified School District GO	5.000%	7/1/41	6,190	7,668
	San Diego CA Unified School District GO	3.125%	7/1/42	1,855	2,009
	San Diego CA Unified School District GO	0.000%	7/1/43	785	460
	San Diego CA Unified School District GO	0.000%	7/1/45	575	315
	San Diego CA Unified School District GO	4.000%	7/1/45	225	252
	San Diego CA Unified School District GO	5.000%	7/1/45	1,530	1,811
	San Diego CA Unified School District GO	0.000%	7/1/47	5,980	3,066
	San Diego CA Unified School District GO	4.000%	7/1/47	3,000	3,442
	San Diego CA Unified School District GO	5.000%	7/1/47	2,000	2,455
	San Diego CA Unified School District GO	3.250%	7/1/48	4,000	4,395
	San Diego CA Unified School District GO	0.000%	7/1/49	535	259
[5]	San Diego CA Unified School District GO, 5.250% coupon rate effective 7/1/2032	0.000%	7/1/42	250	240
[5]	San Diego CA Unified School District GO, 5.375% coupon rate effective 7/1/2032	0.000%	7/1/47	1,495	1,468
[5]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/2030	0.000%	7/1/48	995	1,126
	San Diego Community College District GO	5.000%	8/1/27	80	102
	San Diego Community College District GO	5.000%	8/1/31	1,195	1,497
	San Diego Community College District GO	4.000%	8/1/41	225	258
	San Diego Community College District GO, Prere.	5.000%	8/1/23	910	1,040
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	350	422
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/43	125	137
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	2,150	2,699
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/47	1,000	1,198
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/49	2,400	2,996
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/48	9,700	11,693
	San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	5.000%	4/1/22	350	378
	San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	5.000%	4/1/22	3,365	3,636
	San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	4.750%	4/1/24	465	539

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	5.000%	4/1/24	575	672
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	9/1/20	125	125
San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	3.000%	8/1/49	5,000	5,319
San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/22	245	266
San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/27	380	480
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/27	200	253
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	230	264
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	500	599
San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/49	3,700	4,028
San Francisco CA City & County COP	5.000%	4/1/28	500	604
San Francisco CA City & County COP	5.000%	10/1/28	100	101
San Francisco CA City & County COP	4.000%	4/1/45	405	429
San Francisco CA City & County GO	4.000%	6/15/33	1,490	1,667
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/33	175	219
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/36	100	116
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/39	125	144
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/41	250	262
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/47	6,145	7,135
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/21	1,175	1,246
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	100	108
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	750	813
San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/25	705	849
San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/26	870	936
San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/26	250	258
San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	515	661
San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/40	1,990	1,996
San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/43	130	143
San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/46	2,475	2,930
San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/48	4,100	5,002
San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	1,700	2,122

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/39	135	143
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/29	2,585	2,973
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/32	185	136
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/34	2,560	2,889
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/44	3,550	3,944
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/44	1,000	1,111
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/49	4,750	5,256
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/50	115	127
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/25	205	202
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/28	100	95
	San Jose Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	6/1/39	615	678
	San Marcos Unified School District GO	0.000%	8/1/32	150	123
	San Marcos Unified School District GO	0.000%	8/1/51	100	45
	San Mateo County Community College District GO	5.000%	9/1/45	5,000	6,325
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/44	1,125	1,354
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	7/15/52	3,015	3,458
	San Mateo Union High School District GO	4.000%	9/1/34	800	942
	San Mateo Union High School District GO, Prere.	5.000%	9/1/21	10	10
	Santa Barbara Secondary High School District GO	0.000%	8/1/36	200	136
	Santa Barbara Secondary High School District GO	0.000%	8/1/40	565	349
	Santa Clara County CA GO	3.250%	8/1/39	645	713
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/46	1,085	1,289
	Santa Clarita Community College District GO	3.000%	8/1/49	2,580	2,719
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/41	5,025	5,971
	Southwestern Community College District GO	0.000%	8/1/46	320	160
	Southwestern Community College District GO	4.000%	8/1/47	2,505	2,878
	Tulare County Transportation Authority Sales Tax Revenue	5.000%	2/1/29	120	137
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/41	2,020	2,452
	Turlock Irrigation District Electric Power & Light Revenue	5.500%	1/1/41	4,460	4,549
	University of California College & University Revenue	5.000%	5/15/21	150	156
	University of California College & University Revenue	5.000%	5/15/22	510	555
	University of California College & University Revenue	5.000%	5/15/23	510	579
	University of California College & University Revenue	5.000%	5/15/25	95	103
	University of California College & University Revenue	5.000%	5/15/25	165	203
	University of California College & University Revenue	5.000%	5/15/27	110	134
	University of California College & University Revenue	5.000%	5/15/28	100	122

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of California College & University Revenue	5.000%	5/15/29	775	877
University of California College & University Revenue	5.000%	5/15/29	670	812
University of California College & University Revenue	5.000%	5/15/32	1,610	1,820
University of California College & University Revenue	5.000%	5/15/32	1,000	1,199
University of California College & University Revenue	5.000%	5/15/33	700	790
University of California College & University Revenue	5.000%	5/15/33	1,650	2,155
University of California College & University Revenue	5.000%	5/15/35	175	215
University of California College & University Revenue	4.000%	5/15/36	525	606
University of California College & University Revenue	5.000%	5/15/36	1,525	1,918
University of California College & University Revenue	5.000%	5/15/36	4,600	5,769
University of California College & University Revenue	5.000%	5/15/37	1,130	1,219
University of California College & University Revenue	5.000%	5/15/38	800	897
University of California College & University Revenue	5.000%	5/15/39	355	398
University of California College & University Revenue	5.000%	5/15/40	950	1,121
University of California College & University Revenue	5.000%	5/15/41	1,105	1,343
University of California College & University Revenue	5.000%	5/15/42	7,175	8,870
University of California College & University Revenue	5.000%	5/15/42	710	764
University of California College & University Revenue	5.000%	5/15/43	1,000	1,269
University of California College & University Revenue	4.000%	5/15/46	2,450	2,770
University of California College & University Revenue	5.000%	5/15/46	5,610	6,768
University of California College & University Revenue	4.000%	5/15/47	560	645
University of California College & University Revenue	4.000%	5/15/47	2,000	2,407
University of California College & University Revenue	5.000%	5/15/47	2,780	3,412
University of California College & University Revenue	5.000%	5/15/47	325	400
University of California College & University Revenue	5.250%	5/15/47	4,080	5,094
University of California College & University Revenue	4.000%	5/15/48	7,405	8,619
University of California College & University Revenue	5.000%	5/15/48	1,830	2,305
University of California College & University Revenue	2.500%	5/15/50	3,000	3,031
University of California College & University Revenue	5.000%	5/15/52	10,000	12,212
University of California College & University Revenue	5.000%	5/15/58	3,650	4,542

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue PUT	5.000%	5/15/23	1,030	1,164
	University of California College & University Revenue, Prere.	5.000%	5/15/22	115	125
	University of California College & University Revenue, Prere.	5.000%	5/15/22	1,360	1,476
	University of California College & University Revenue, Prere.	5.000%	5/15/23	520	588
	Upland Unified School District GO	0.000%	8/1/50	100	46
	Ventura County Public Financing Authority Lease (Abatement) Revenue, Prere.	4.000%	11/1/22	115	125
	Ventura County Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	11/1/22	955	1,057
	Ventura County Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	11/1/22	205	227
[4]	West Contra Costa Unified School District GO	0.000%	8/1/34	1,000	762
	West Contra Costa Unified School District GO	5.125%	8/1/45	1,200	1,332
	Westside Union School District GO	0.000%	8/1/40	100	59
	Westside Union School District GO	0.000%	8/1/45	265	134
	William S Hart Union High School District GO	0.000%	8/1/33	750	603
[1]	William S Hart Union High School District GO	0.000%	8/1/35	585	446
	William S Hart Union High School District GO	4.000%	8/1/38	100	108
	Yosemite Community College District GO	5.000%	8/1/32	155	187
[5]	Yosemite Community College District GO, 6.550% coupon rate effective 8/1/2032	0.000%	8/1/42	1,180	1,232
					1,328,676
Colorado (1.6%)
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/30	1,065	1,342
	Adams & Weld Counties CO School District No 27J Brighton GO	5.000%	12/1/40	8,625	10,394
	Adams 12 Five Star Schools GO	5.000%	12/15/35	300	371
	Adams County CO COP	4.000%	12/1/45	280	310
	Arapahoe County School District No. 5 Cherry Creek GO	5.000%	12/15/31	3,085	3,794
	Aurora CO Water Water Revenue	5.000%	8/1/46	890	1,071
	Board of Governors of Colorado State University System College & University Revenue	4.000%	3/1/35	2,775	3,248
	Board of Governors of Colorado State University System College & University Revenue	4.000%	3/1/47	1,000	1,146
	Board of Governors of Colorado State University System College & University Revenue, Prere.	5.000%	3/1/25	175	212
	Board of Governors of Colorado State University System College & University Revenue, Prere.	5.000%	3/1/25	70	85
	Colorado COP	5.000%	12/15/30	1,010	1,345
	Colorado COP	4.000%	12/15/35	5,000	6,219
	Colorado COP	3.000%	12/15/36	5,000	5,532
	Colorado COP	4.000%	12/15/36	3,200	3,825
	Colorado COP	5.250%	3/15/42	945	1,168
	Colorado COP, Prere.	5.000%	3/15/21	450	463
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/35	785	888
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/47	335	362
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/51	2,500	2,698
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/56	1,000	1,075

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/31	600	840
[6]	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/31	540	756
[6]	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/32	535	746
[6]	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/32	625	871
[6]	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/33	700	970
[6]	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/33	500	693
[6]	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/34	500	689
[6]	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/35	500	686
[6]	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/35	500	686
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/43	50	56
[6]	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/45	5,020	6,684
[6]	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/50	2,170	2,609
[6]	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/50	2,535	3,353
	Denver Board of Water Commissioners City & County Water Revenue	4.000%	9/15/42	1,000	1,167
	Denver City & County School District No. 1 COP	5.000%	12/1/34	4,225	4,330
	Denver City & County School District No. 1 COP	5.000%	12/1/36	5,775	5,917
	Denver City & County School District No. 1 GO	4.000%	12/1/26	1,900	2,247
	Denver City & County School District No. 1 GO	4.000%	12/1/31	1,000	1,149
	Denver City & County School District No. 1 GO	4.000%	12/1/41	200	229
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/21	190	192
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	4,240	4,636
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	290	353
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	11/15/31	110	117
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/31	4,500	5,073
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	205	221
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/35	3,500	2,241
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/36	3,000	1,831
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/37	3,000	1,747
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/38	2,500	1,390
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/39	2,500	1,327
	Denver CO City & County Hotel Occupancy Tax Revenue	5.000%	8/1/48	4,000	4,737
	Denver CO City & County Sales Tax Revenue	5.000%	8/1/44	515	594
	Denver CO City & County Sales Tax Revenue	4.000%	8/1/46	150	158
[4]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/25	85	81
[4]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	4,270	3,771

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/30	785	675
[4]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/32	155	126
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/35	235	172
[4]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/37	350	183
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/40	600	373
	El Paso County School District No. 20 Academy GO	4.000%	12/15/40	100	114
	Regional Transportation District COP	4.375%	6/1/39	1,400	1,523
	Regional Transportation District COP	5.000%	6/1/39	9,190	10,113
	Regional Transportation District COP	4.000%	6/1/40	415	461
	Regional Transportation District COP	4.500%	6/1/44	4,375	4,772
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/26	50	55
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/27	3,330	3,658
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/27	50	65
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/28	2,260	2,480
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/28	2,445	3,232
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/29	400	438
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/29	75	101
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	4.250%	11/1/36	540	712
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/46	4,555	5,404
	University of Colorado College & University Revenue	4.000%	6/1/36	250	297
	University of Colorado College & University Revenue	4.000%	6/1/43	3,050	3,547
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/23	125	142
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/24	165	195
					147,533
Connecticut (1.7%)
	Connecticut GO	5.000%	10/15/20	150	151
	Connecticut GO	5.000%	11/1/20	5,550	5,612
	Connecticut GO	5.000%	4/15/21	1,800	1,858
	Connecticut GO	5.000%	5/15/21	310	321
	Connecticut GO	5.000%	5/15/21	1,000	1,036
	Connecticut GO	5.000%	10/15/21	645	681
	Connecticut GO	5.000%	11/1/21	1,025	1,084
	Connecticut GO	5.000%	5/15/22	1,000	1,036
	Connecticut GO	5.000%	6/1/22	1,265	1,371
	Connecticut GO	5.000%	6/15/22	3,250	3,529
	Connecticut GO	5.000%	10/15/22	170	187
	Connecticut GO	5.000%	10/15/22	180	198
	Connecticut GO	5.000%	11/15/22	135	149
	Connecticut GO	5.000%	3/15/23	2,000	2,237
	Connecticut GO	5.000%	5/15/23	600	621
	Connecticut GO	5.000%	6/1/23	355	385
	Connecticut GO	5.000%	10/15/23	650	744
	Connecticut GO	5.000%	11/15/23	630	723
	Connecticut GO	5.000%	3/15/24	410	476
	Connecticut GO	5.000%	5/15/24	100	117

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut GO	5.000%	6/1/24	1,325	1,435
Connecticut GO	5.000%	8/15/24	1,050	1,193
Connecticut GO	5.000%	10/15/24	120	137
Connecticut GO	5.000%	11/1/24	105	111
Connecticut GO	5.000%	5/15/25	390	471
Connecticut GO	5.000%	6/15/25	800	969
Connecticut GO	5.000%	10/15/25	5,160	6,312
Connecticut GO	5.000%	10/15/25	155	177
Connecticut GO	5.000%	11/15/25	575	705
Connecticut GO	5.000%	5/15/26	980	1,214
Connecticut GO	5.000%	6/15/26	1,660	2,001
Connecticut GO	5.000%	10/15/26	725	909
Connecticut GO	5.000%	10/15/26	2,425	2,755
Connecticut GO	5.000%	11/15/26	1,150	1,403
Connecticut GO	5.000%	1/15/27	2,145	2,699
Connecticut GO	5.000%	4/15/27	1,035	1,311
Connecticut GO	5.000%	5/15/27	520	641
Connecticut GO	5.000%	6/15/27	850	1,021
Connecticut GO	5.000%	8/15/27	500	621
Connecticut GO	5.000%	10/15/27	220	249
Connecticut GO	5.000%	11/1/27	1,500	1,577
Connecticut GO	5.000%	11/15/27	1,895	2,305
Connecticut GO	5.000%	4/15/28	1,000	1,294
Connecticut GO	4.000%	9/15/28	265	281
Connecticut GO	5.000%	11/15/28	470	570
Connecticut GO	5.000%	4/15/29	300	377
Connecticut GO	5.000%	6/15/29	1,300	1,554
Connecticut GO	5.000%	9/15/31	160	173
Connecticut GO	5.000%	11/1/31	170	178
Connecticut GO	5.000%	4/15/32	150	186
Connecticut GO	5.000%	11/15/32	125	150
Connecticut GO	5.000%	4/15/33	100	124
Connecticut GO	5.000%	10/15/33	2,800	3,414
Connecticut GO	4.000%	6/15/34	3,000	3,340
Connecticut GO	5.000%	10/15/34	100	122
Connecticut GO	5.000%	11/15/34	1,000	1,191
Connecticut GO	4.000%	6/1/36	1,250	1,505
Connecticut GO	4.000%	6/1/39	1,740	2,075
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/20	1,250	1,254
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/21	225	236
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/22	100	109
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/22	170	186
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/23	850	965
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/23	240	273
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/23	100	114
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/24	1,430	1,649
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/24	240	284
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/24	1,560	1,843
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/24	295	336
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/25	1,500	1,657
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/25	255	309
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/25	1,000	1,174
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/25	1,000	1,216
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/25	4,670	5,302
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/26	180	217
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/26	515	602
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/26	1,095	1,366
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/27	1,000	1,255

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/27	130	156
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/27	5,150	6,012
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/27	1,720	2,131
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/27	3,260	3,698
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/28	320	384
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/28	715	883
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/29	395	435
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/29	150	175
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/29	6,140	7,554
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/29	175	198
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/30	435	519
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/30	155	190
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/30	225	254
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/31	405	483
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/32	280	333
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/33	12,180	13,719
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/34	100	119
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/34	100	115
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/35	500	592
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	9/1/35	115	129
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/29	7,000	9,651
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/45	1,550	1,731
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.050%	7/12/21	5,000	5,084
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/22	500	545
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/7/23	2,800	2,857
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	1,100	1,189
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/28	2,250	2,968
				151,717
Delaware (0.2%)
Delaware GO	5.000%	7/1/23	2,525	2,882
Delaware River & Bay Authority Highway Revenue	3.000%	1/1/35	3,240	3,514
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/42	105	113
Delaware Transportation Authority Highway Revenue	5.000%	6/1/55	450	510
New Castle County DE GO	5.000%	10/1/45	1,875	2,263
University of Delaware College & University Revenue	5.000%	11/1/40	500	774
University of Delaware College & University Revenue	5.000%	11/1/41	755	1,179
University of Delaware College & University Revenue	5.000%	11/1/42	750	1,182
University of Delaware College & University Revenue	5.000%	11/1/43	485	770
University of Delaware College & University Revenue	5.000%	11/1/44	465	744
University of Delaware College & University Revenue	5.000%	11/1/45	500	806
				14,737
District of Columbia (2.0%)
District of Columbia College & University Revenue	5.000%	4/1/30	460	553

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	District of Columbia College & University Revenue	5.000%	4/1/34	270	319
	District of Columbia GO	5.000%	6/1/22	30	33
	District of Columbia GO	5.000%	6/1/23	825	937
	District of Columbia GO	5.000%	6/1/24	155	176
	District of Columbia GO	5.000%	6/1/30	1,085	1,270
	District of Columbia GO	5.000%	6/1/31	8,730	10,194
	District of Columbia GO	5.000%	6/1/33	7,060	8,209
	District of Columbia GO	4.000%	6/1/34	1,030	1,224
	District of Columbia GO	5.000%	6/1/34	2,350	2,978
	District of Columbia GO	4.000%	6/1/36	555	655
	District of Columbia GO	5.000%	6/1/36	405	485
	District of Columbia GO	5.000%	6/1/36	3,000	3,778
	District of Columbia GO	4.000%	6/1/37	820	966
	District of Columbia GO	5.000%	6/1/38	865	1,001
	District of Columbia GO	4.000%	6/1/41	170	194
	District of Columbia GO	5.000%	6/1/41	1,075	1,302
	District of Columbia GO	5.000%	6/1/41	3,240	3,982
	District of Columbia Income Tax Revenue	5.000%	12/1/23	1,390	1,544
	District of Columbia Income Tax Revenue	5.000%	12/1/26	9,000	9,964
	District of Columbia Income Tax Revenue	5.000%	12/1/27	2,750	3,043
	District of Columbia Income Tax Revenue	5.000%	10/1/28	9,010	12,188
	District of Columbia Income Tax Revenue	5.000%	3/1/29	4,900	6,692
	District of Columbia Income Tax Revenue	5.000%	10/1/31	1,460	2,097
	District of Columbia Income Tax Revenue	5.000%	12/1/31	1,470	1,618
	District of Columbia Income Tax Revenue	5.000%	12/1/36	2,630	2,776
	District of Columbia Income Tax Revenue	4.000%	3/1/37	5,000	6,121
	District of Columbia Income Tax Revenue	4.000%	3/1/40	6,000	7,266
	District of Columbia Income Tax Revenue, Prere.	5.000%	12/1/21	120	128
[1]	District of Columbia Water & Sewer Authority Water Revenue	5.500%	10/1/23	920	1,005
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/34	4,000	4,835
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/36	5,415	6,620
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/39	225	262
	District of Columbia Water & Sewer Authority Water Revenue	5.250%	10/1/40	100	121
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/44	980	1,133
	District of Columbia Water & Sewer Authority Water Revenue	5.250%	10/1/44	1,615	1,943
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/45	1,065	1,266
	District of Columbia Water & Sewer Authority Water Revenue, Prere.	5.000%	10/1/23	6,940	7,991
[7]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/31	305	236
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	1,610	936
[7]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/39	100	59
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/39	90	48
[7]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/40	1,000	566
[7]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	6.500%	10/1/41	405	512

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/44	1,000	1,108
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/44	2,500	2,959
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/49	16,500	18,168
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	3.000%	10/1/50	1,000	1,022
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	4,000	4,463
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	1,610	1,766
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/53	17,175	17,892
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/35	2,860	2,882
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/39	240	242
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/38	3,075	4,097
	Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/45	3,400	4,054
					177,879
Florida (3.2%)
	Broward County FL Airport System Port, Airport & Marina Revenue	4.000%	10/1/42	490	508
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.000%	10/1/22	4,485	4,951
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.000%	10/1/22	450	497
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.250%	10/1/23	500	579
	Broward County FL School District COP	5.000%	7/1/22	2,670	2,903
	Broward County FL School District COP	5.000%	7/1/23	2,325	2,613
	Broward County FL School District COP	5.000%	7/1/23	240	270
	Broward County FL School District COP	5.000%	7/1/24	125	145
	Broward County FL School District COP	5.000%	7/1/25	300	360
	Broward County FL School District COP	5.000%	7/1/25	1,225	1,471
	Broward County FL School District GO	5.000%	7/1/47	1,540	1,933
	Broward County FL Water & Sewer Utility Water Revenue, Prere.	5.000%	10/1/22	465	513
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/42	3,895	4,439
[1]	Cape Coral FL Water & Sewer Water Revenue, Prere.	5.000%	10/1/21	710	749
[1]	Cape Coral FL Water & Sewer Water Revenue, Prere.	5.000%	10/1/21	1,100	1,162
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/26	1,480	1,849
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/30	1,095	1,259
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/31	1,505	1,724
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/33	290	352
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/34	230	279
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/35	500	563
	Central Florida Expressway Authority Highway Revenue	3.250%	7/1/36	150	160

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Central Florida Expressway Authority Highway Revenue	4.000%	7/1/36	640	719
Central Florida Expressway Authority Highway Revenue	4.000%	7/1/37	1,030	1,155
Central Florida Expressway Authority Highway Revenue	4.000%	7/1/38	930	1,040
Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	1,465	1,636
Central Florida Expressway Authority Highway Revenue	4.000%	7/1/40	2,000	2,229
Central Florida Expressway Authority Highway Revenue	4.000%	7/1/41	1,860	2,084
Central Florida Expressway Authority Highway Revenue	5.000%	7/1/42	2,175	2,646
Central Florida Expressway Authority Highway Revenue	5.000%	7/1/44	5,030	6,377
Florida Department of Management Services COP	5.000%	11/1/27	1,665	2,154
Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/38	3,085	3,405
Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/41	1,000	1,040
Florida GO	5.000%	6/1/21	2,495	2,596
Florida GO	5.000%	6/1/22	1,400	1,525
Florida GO	5.000%	6/1/22	3,695	4,024
Florida GO	5.000%	6/1/23	1,360	1,545
Florida GO	5.000%	6/1/25	265	276
Florida GO	5.000%	6/1/25	300	326
Florida GO	4.000%	7/1/30	730	912
Florida GO	4.000%	7/1/43	1,225	1,440
Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/42	560	601
Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/47	4,500	4,797
Florida Keys Aqueduct Authority Water Revenue	5.000%	9/1/41	2,750	3,239
Florida Keys Aqueduct Authority Water Revenue	5.000%	9/1/49	3,500	4,073
Florida Lottery Revenue	5.000%	7/1/21	325	339
Florida Lottery Revenue	5.000%	7/1/24	1,210	1,436
Florida Lottery Revenue	5.000%	7/1/25	1,760	2,165
Florida Lottery Revenue	5.000%	7/1/26	925	1,174
Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/22	290	317
Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/24	550	647
Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/27	225	280
Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/28	605	753
Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/29	135	168
Florida Municipal Power Agency Electric Power & Light Revenue	4.000%	10/1/30	1,330	1,573
Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/39	400	403
Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/44	535	601
Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/44	1,875	2,086

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/26	275	334
	Hillsborough County School Board (Master Lease Program) COP, Prere.	5.000%	7/1/22	1,415	1,543
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	785	922
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	525	645
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/31	515	604
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/31	325	398
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/24	1,350	1,475
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/26	1,075	1,337
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	1,250	1,607
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	360	400
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/29	2,240	2,859
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/30	1,000	1,268
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	2,200	2,560
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/39	30	34
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	385	425
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	625	689
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	4/1/23	440	496
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/23	10	11
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/45	1,900	2,092
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/47	3,000	3,256
[1]	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/40	270	310
[1]	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/44	235	268
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/30	1,650	1,903
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/40	110	124
	Miami-Dade County Educational Facilities Authority College & University Revenue	4.000%	4/1/45	250	266
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/45	795	890
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/23	185	206
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	2,395	2,743
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	375	428
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	100	114
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	1,185	1,346
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/30	770	915
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/40	5,470	5,483
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/44	260	287

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/45	5,200	6,348
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/28	275	338
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/30	410	498
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/37	890	1,005
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/41	1,670	1,961
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/41	555	559
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue, Prere.	5.000%	10/1/20	750	756
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue, Prere.	5.375%	10/1/20	240	242
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue, Prere.	5.375%	10/1/20	90	91
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue, Prere.	5.500%	10/1/20	155	156
	Miami-Dade County FL GO	5.000%	7/1/33	5,000	6,181
	Miami-Dade County FL GO	4.000%	7/1/35	110	123
	Miami-Dade County FL GO	5.000%	7/1/41	1,000	1,001
[7]	Miami-Dade County FL Recreational Revenue	6.875%	10/1/34	615	911
[7]	Miami-Dade County FL Recreational Revenue	0.000%	10/1/48	690	296
[7]	Miami-Dade County FL Recreational Revenue	0.000%	4/1/49	1,975	768
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/29	4,735	5,147
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/34	620	741
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/35	700	833
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/42	635	320
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/44	1,500	697
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/37	785	845
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/38	1,465	1,641
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/42	190	199
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/42	2,480	2,663
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/22	120	132
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/23	1,030	1,186
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/25	545	672
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/26	25	30
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/36	1,750	2,053
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/38	4,250	4,960
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/44	1,790	2,060
	Miami-Dade County FL Water & Sewer Water Revenue	3.375%	10/1/47	1,215	1,336

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/48	3,370	3,932
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/49	5,010	5,898
	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.000%	10/1/20	1,200	1,209
[1]	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.000%	10/1/20	1,475	1,486
	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.000%	10/1/22	1,830	2,020
	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.250%	10/1/23	250	290
	Miami-Dade County School Board COP	5.000%	2/1/24	370	429
	Miami-Dade County School Board COP	5.000%	2/1/25	220	265
	Miami-Dade County School Board COP	5.000%	2/1/26	1,720	2,114
	Miami-Dade County School Board COP	5.000%	5/1/27	3,000	3,600
	Miami-Dade County School Board COP	5.000%	5/1/28	1,110	1,327
	Miami-Dade County School Board COP	5.625%	5/1/31	90	93
	Miami-Dade County School Board GO	5.000%	3/15/44	7,370	8,315
	Miami-Dade County School Board GO	5.000%	3/15/46	3,250	3,846
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	5.500%	10/1/42	2,890	3,200
[1]	Mid-Bay Bridge Authority Highway Revenue	4.000%	10/1/40	270	292
	Orange County Convention Center Hotel Occupancy Tax Revenue	5.000%	10/1/22	365	394
	Orange County Convention Center Hotel Occupancy Tax Revenue	5.000%	10/1/24	670	771
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/33	2,005	2,226
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/34	1,100	1,219
	Orange County School Board COP	5.000%	8/1/31	1,360	1,646
	Orange County School Board COP	5.000%	8/1/33	1,285	1,590
	Orange County School Board COP	5.000%	8/1/34	810	1,000
	Orlando FL Miscellaneous Taxes Revenue, Prere.	5.000%	5/1/24	310	364
	Orlando FL Miscellaneous Taxes Revenue, Prere.	5.000%	5/1/24	2,865	3,367
	Orlando FL Miscellaneous Taxes Revenue, Prere.	5.250%	5/1/24	200	237
	Orlando Utilities Commission Water Revenue	5.000%	10/1/23	580	668
	Orlando Utilities Commission Water Revenue	5.000%	10/1/25	500	619
[1]	Orlando-Orange County Expressway Authority Highway Revenue	5.000%	7/1/21	1,000	1,002
	Orlando-Orange County Expressway Authority Highway Revenue	5.000%	7/1/22	465	508
[1]	Orlando-Orange County Expressway Authority Highway Revenue	5.000%	7/1/24	135	147
	Orlando-Orange County Expressway Authority Highway Revenue	5.000%	7/1/35	425	473
[5]	Osceola County Expressway Authority Highway Revenue, 5.800% coupon rate effective 10/1/2024, Prere.	0.000%	10/1/31	45	55
[5]	Osceola County Expressway Authority Highway Revenue, 6.150% coupon rate effective 10/1/2024, Prere.	0.000%	10/1/31	590	739
	Osceola County Expressway Authority Highway Revenue, ETM	0.000%	10/1/21	215	214
	Osceola County Expressway Authority Highway Revenue, ETM	0.000%	10/1/22	250	247
	Osceola County Expressway Authority Highway Revenue, Prere.	5.375%	10/1/24	570	690
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/30	220	172

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/34	465	307
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/36	1,230	747
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/36	1,095	1,356
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/37	970	565
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/38	620	347
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/39	375	201
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/44	300	364
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/49	3,250	1,171
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/49	300	362
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/50	5,175	1,791
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/51	3,000	997
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/54	400	442
	Palm Beach County School District COP	5.000%	8/1/26	1,030	1,303
	Palm Beach County School District COP	5.000%	8/1/27	365	474
	Palm Beach County School District COP	5.000%	8/1/27	415	506
	Palm Beach County School District COP	5.000%	8/1/31	120	145
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/24	145	153
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/31	785	827
	Palm Beach County Solid Waste Authority Resource Recovery Revenue, Prere.	5.000%	10/1/21	5	5
	Pasco County FL Water & Sewer Water Revenue	4.000%	10/1/44	1,255	1,385
[2]	Polk County FL Utility System Water Revenue, Prere.	5.000%	10/1/23	6,500	7,462
	Port St. Lucie FL	3.250%	7/1/45	105	113
	Reedy Creek Improvement District GO, Prere.	5.000%	6/1/23	1,565	1,778
	Reedy Creek Improvement District GO, Prere.	5.250%	6/1/23	885	1,012
	South Florida Water Management District COP	5.000%	10/1/33	365	438
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/33	1,000	1,176
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/27	635	787
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/30	250	311
	Tampa FL Water & Wastewater System Water Revenue	4.000%	10/1/48	5,000	6,082
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/54	5,000	6,630
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/37	3,865	4,143
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/42	4,250	4,863
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/48	1,925	2,346
	Tampa-Hillsborough County Expressway Authority Highway Revenue, Prere.	5.000%	7/1/22	210	229
					283,529

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Georgia (2.1%)
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/22	3,500	3,816
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/28	1,675	1,912
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/29	295	336
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/38	1,680	2,155
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/42	2,235	2,343
[1]	Atlanta GA Water & Wastewater Water Revenue	5.250%	11/1/27	150	193
[4]	Atlanta GA Water & Wastewater Water Revenue	5.500%	11/1/27	515	648
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/28	270	325
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/29	215	259
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/33	2,115	2,521
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/35	260	309
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/40	1,340	1,578
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/43	535	627
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/47	3,175	3,964
	DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/41	5,405	5,661
	DeKalb County School District GO	4.000%	10/1/21	4,045	4,227
	Fulton County GA Water & Sewerage Water Revenue	3.000%	1/1/41	2,425	2,688
	Fulton County GA Water & Sewerage Water Revenue	3.000%	1/1/45	2,500	2,739
	Georgia GO	5.000%	9/1/20	175	176
	Georgia GO	5.000%	7/1/21	1,300	1,358
	Georgia GO	5.000%	7/1/21	3,320	3,468
	Georgia GO	5.000%	10/1/21	250	264
	Georgia GO	5.000%	2/1/22	125	134
	Georgia GO	5.000%	7/1/22	1,000	1,094
	Georgia GO	4.000%	10/1/22	4,945	5,351
	Georgia GO	4.500%	11/1/22	210	221
	Georgia GO	5.000%	1/1/23	1,000	1,117
	Georgia GO	5.000%	7/1/23	2,000	2,280
	Georgia GO	5.000%	2/1/24	5,000	5,843
	Georgia GO	4.000%	1/1/25	1,145	1,335
	Georgia GO	5.000%	1/1/25	375	418
	Georgia GO	5.000%	2/1/26	1,175	1,474
	Georgia GO	5.000%	2/1/27	5,035	6,286
	Georgia GO	5.000%	2/1/27	875	1,132
	Georgia GO	5.000%	7/1/27	240	261
	Georgia GO	5.000%	7/1/27	1,990	2,605
	Georgia GO	5.000%	7/1/27	1,950	2,552
	Georgia GO	5.000%	2/1/28	190	236
	Georgia GO	5.000%	2/1/28	2,000	2,576
	Georgia GO	5.000%	7/1/28	120	154
	Georgia GO	5.000%	2/1/29	445	553
	Georgia GO	5.000%	7/1/30	5,570	7,666
	Georgia GO	5.000%	7/1/30	2,000	2,587
	Georgia GO	5.000%	7/1/32	1,465	1,934
	Georgia GO	4.000%	7/1/34	3,325	4,102
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/60	2,210	2,475

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/60	2,395	2,683
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/60	600	687
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/22	730	771
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/26	750	901
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/44	1,000	1,138
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/49	8,000	8,905
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/49	3,120	3,746
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/56	1,000	1,188
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/59	1,000	1,099
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	1,000	1,187
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	2,155	2,558
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/63	3,000	3,556
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/21	2,280	2,317
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	3,600	4,362
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/21	1,425	1,483
	Gwinnett County School District GO	5.000%	8/1/20	2,005	2,005
	Gwinnett County School District GO	5.000%	8/1/21	1,680	1,761
	Gwinnett County School District GO	5.000%	8/1/22	1,150	1,261
	Gwinnett County School District GO	5.000%	2/1/31	1,050	1,283
	Gwinnett County School District GO, ETM	5.000%	8/1/20	1,235	1,235
	Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	8/1/28	3,950	5,326
	Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	8/1/29	3,975	5,504
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/22	1,200	1,260
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/29	1,910	2,318
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/31	2,100	2,584
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/35	5,585	6,221
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/47	10,350	11,143
	Paulding County GA Water & Sewerage Water Revenue	3.000%	12/1/48	100	105
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/29	1,500	2,054
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/30	6,750	9,458
	Private Colleges & Universities Authority College & University Revenue	4.000%	9/1/40	1,500	1,824
	Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/44	575	630

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/46	1,250	1,506
	Sandy Springs Public Facilities Authority Lease (Non-Terminable) Revenue	4.000%	5/1/47	190	215
					190,227
Hawaii (0.7%)
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/39	140	140
	Hawaii GO	5.000%	8/1/21	3,040	3,185
	Hawaii GO	5.000%	11/1/21	160	170
	Hawaii GO	5.000%	8/1/23	900	1,028
	Hawaii GO	5.000%	10/1/23	930	1,069
	Hawaii GO	5.000%	10/1/23	2,090	2,403
	Hawaii GO	5.000%	8/1/24	265	314
	Hawaii GO	5.000%	8/1/24	1,005	1,147
	Hawaii GO	5.000%	10/1/24	555	663
	Hawaii GO	5.000%	8/1/25	695	823
	Hawaii GO	5.000%	8/1/25	865	1,024
	Hawaii GO	5.000%	10/1/26	275	338
	Hawaii GO	5.000%	10/1/27	270	341
	Hawaii GO	4.000%	4/1/28	155	183
	Hawaii GO	5.000%	8/1/28	80	94
	Hawaii GO	5.000%	8/1/28	2,000	2,274
	Hawaii GO	5.000%	10/1/28	225	283
	Hawaii GO	4.000%	4/1/29	1,750	2,064
	Hawaii GO	5.000%	8/1/29	770	907
	Hawaii GO	5.000%	8/1/30	3,355	3,932
	Hawaii GO	5.000%	8/1/30	45	51
	Hawaii GO	5.000%	10/1/30	1,035	1,340
	Hawaii GO	4.000%	5/1/32	500	594
	Hawaii GO	4.000%	1/1/34	2,675	3,191
	Hawaii GO	4.000%	10/1/34	2,510	2,862
	Hawaii GO	3.000%	4/1/36	165	177
	Hawaii GO, Prere.	5.000%	12/1/21	90	96
	Hawaii GO, Prere.	5.000%	12/1/21	135	144
	Hawaii GO, Prere.	5.000%	12/1/21	125	133
	Hawaii GO, Prere.	5.000%	12/1/21	65	69
	Hawaii GO, Prere.	5.000%	12/1/21	260	276
	Hawaii GO, Prere.	5.000%	12/1/21	195	207
	Hawaii GO, Prere.	5.000%	12/1/21	100	106
	Hawaii GO, Prere.	5.000%	12/1/21	490	521
	Hawaii GO, Prere.	5.000%	12/1/21	460	489
	Hawaii GO, Prere.	5.000%	8/1/23	40	46
	Hawaii GO, Prere.	5.000%	8/1/23	80	91
	Hawaii Harbor System Port, Airport & Marina Revenue	5.625%	7/1/40	15,000	15,045
	Honolulu County HI GO	5.000%	10/1/21	885	934
	Honolulu County HI GO	5.000%	10/1/37	750	896
	Honolulu County HI GO, Prere.	5.000%	11/1/22	525	582
	Honolulu County HI GO, Prere.	5.000%	11/1/22	300	332
[6]	Honolulu HI City & County GO	5.000%	7/1/21	1,370	1,424
[6]	Honolulu HI City & County GO	4.000%	7/1/22	800	857
[6]	Honolulu HI City & County GO	5.000%	7/1/22	1,985	2,155
[6]	Honolulu HI City & County GO	5.000%	7/1/23	2,000	2,265
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/31	435	512
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/33	625	727

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/40	1,485	1,750
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/45	355	415
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/49	4,250	5,013
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.250%	7/1/21	250	262
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/22	185	202
					66,146
Idaho (0.0%)
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/26	1,000	1,232
Illinois (4.5%)
	Chicago Board of Education Miscellaneous Taxes Revenue	5.750%	4/1/33	100	116
	Chicago Board of Education Miscellaneous Taxes Revenue	5.750%	4/1/34	100	116
	Chicago Board of Education Miscellaneous Taxes Revenue	5.750%	4/1/35	650	751
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/42	2,000	2,189
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/46	1,000	1,088
	Chicago Board of Education Miscellaneous Taxes Revenue	6.000%	4/1/46	2,415	2,794
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	1,250	1,565
	Chicago IL GO	5.000%	1/1/22	40	41
	Chicago IL GO	5.000%	1/1/23	25	26
	Chicago IL GO	5.000%	1/1/24	765	823
	Chicago IL GO	5.000%	1/1/25	3,260	3,564
	Chicago IL GO	5.000%	1/1/26	495	548
	Chicago IL GO	5.250%	1/1/28	160	175
[4]	Chicago IL GO	0.000%	1/1/30	410	313
	Chicago IL GO	5.625%	1/1/30	1,225	1,411
	Chicago IL GO	5.625%	1/1/31	200	229
	Chicago IL GO	5.500%	1/1/33	510	556
	Chicago IL GO	5.750%	1/1/33	515	594
	Chicago IL GO	5.500%	1/1/34	310	337
	Chicago IL GO	5.500%	1/1/34	150	163
	Chicago IL GO	5.000%	1/1/35	700	738
	Chicago IL GO	5.000%	1/1/38	1,100	1,176
	Chicago IL GO	6.000%	1/1/38	3,675	4,258
	Chicago IL GO	5.000%	1/1/39	5,000	5,496
	Chicago IL GO	5.500%	1/1/39	335	361
	Chicago IL GO	5.000%	1/1/40	2,800	2,811
	Chicago IL GO	5.000%	1/1/44	6,060	6,614
	Chicago IL GO	5.500%	1/1/49	1,000	1,122
	Chicago IL GO, ETM	5.000%	1/1/22	85	91
	Chicago IL GO, ETM	5.000%	1/1/23	10	11
[4]	Chicago IL Wastewater Transmission Sewer Revenue	0.000%	1/1/28	330	273
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/39	150	169
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/42	2,500	3,047

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/47	500	571
Chicago IL Waterworks Water Revenue	5.000%	11/1/28	860	1,037
Chicago IL Waterworks Water Revenue	5.000%	11/1/29	50	54
Chicago IL Waterworks Water Revenue	5.000%	11/1/30	250	299
Chicago IL Waterworks Water Revenue	5.000%	11/1/44	605	670
Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	75	82
Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	60	68
Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	100	108
Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	390	444
Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/46	485	549
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/21	330	336
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/22	115	122
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	235	269
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	580	684
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	295	346
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	355	430
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	735	858
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	1,695	1,787
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	405	472
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	2,885	3,342
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	100	119
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	245	283
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	155	183
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	100	115
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	500	588
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	295	353
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	605	692
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	500	586
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	210	246
Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	75	84
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	50	50
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	100	117

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.625%	1/1/35	585	595
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	100	117
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	325	387
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	400	465
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	240	284
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.750%	1/1/38	2,000	2,123
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	800	946
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	550	590
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.750%	1/1/39	505	514
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	2,000	2,311
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.250%	1/1/42	50	56
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.750%	1/1/43	2,000	2,114
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/44	350	374
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/46	590	663
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/47	4,195	4,893
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/52	9,280	10,785
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/53	10,000	12,073
	Chicago O'Hare International Airport Port, Airport & Marina Revenue, Prere.	5.500%	1/1/21	100	102
	Chicago O'Hare International Airport Port, Airport & Marina Revenue, Prere.	5.625%	1/1/21	2,530	2,586
	Chicago O'Hare International Airport Port, Airport & Marina Revenue, Prere.	5.750%	1/1/21	1,845	1,887
	Chicago O'Hare International Airport Port, Airport & Marina Revenue, Prere.	6.000%	1/1/21	100	102
	Chicago O'Hare International Airport Port, Airport & Marina Revenue, Prere.	6.500%	1/1/21	2,110	2,164
[2]	Chicago Park District GO	4.000%	1/1/41	1,000	1,085
	Chicago Transit Authority Sales Tax Revenue	5.000%	12/1/44	200	218
	Chicago Transit Authority Sales Tax Revenue	5.000%	12/1/46	5,000	5,639
	Chicago Transit Authority Sales Tax Revenue	5.250%	12/1/49	4,715	5,163
	Chicago Transit Authority Sales Tax Revenue	5.000%	12/1/51	500	560
[1]	Chicago Transit Authority Sales Tax Revenue	5.000%	12/1/51	500	575
	Cook County Community College District No. 508 GO	5.500%	12/1/38	200	207
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/47	500	590
	Cook County IL GO	5.250%	11/15/22	360	364
	Cook County IL GO	5.000%	11/15/23	335	373
	Cook County IL GO	5.000%	11/15/24	430	464
	Cook County IL GO	5.250%	11/15/24	200	210
	Cook County IL GO	5.000%	11/15/25	295	318
	Cook County IL GO	5.250%	11/15/25	100	105
	Cook County IL GO	5.000%	11/15/26	135	161

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cook County IL GO	5.000%	11/15/28	85	86
	Cook County IL GO	5.250%	11/15/28	1,175	1,229
	Cook County IL GO	4.000%	11/15/29	215	224
	Cook County IL GO	5.000%	11/15/31	500	584
	Cook County IL GO	5.250%	11/15/33	3,000	3,029
	Cook County IL Sales Tax Revenue	5.000%	11/15/37	375	406
	Evanston IL GO	3.500%	12/1/38	645	719
[2]	Evanston IL GO	3.500%	12/1/39	755	846
	Illinois Finance Authority College & University Revenue	4.000%	10/1/32	90	93
	Illinois Finance Authority College & University Revenue	4.000%	10/1/33	50	52
	Illinois Finance Authority College & University Revenue	5.000%	9/1/46	140	157
	Illinois Finance Authority College & University Revenue	5.000%	10/1/51	715	747
	Illinois Finance Authority College & University Revenue, Prere.	6.125%	4/1/21	300	312
[1]	Illinois GO	5.000%	8/1/20	650	650
	Illinois GO	4.000%	9/1/20	135	135
	Illinois GO	5.000%	11/1/20	1,675	1,687
	Illinois GO	4.000%	1/1/21	310	312
	Illinois GO	5.000%	1/1/21	975	987
	Illinois GO	5.250%	1/1/21	275	279
	Illinois GO	4.000%	2/1/21	100	101
	Illinois GO	5.000%	2/1/21	5,000	5,072
	Illinois GO	5.000%	5/1/21	3,240	3,311
	Illinois GO	5.000%	7/1/21	375	385
	Illinois GO	5.000%	8/1/21	3,345	3,441
	Illinois GO	5.000%	10/1/21	2,375	2,454
	Illinois GO	5.000%	11/1/21	15,570	16,124
	Illinois GO	5.000%	12/1/21	600	623
	Illinois GO	5.000%	1/1/22	800	802
	Illinois GO	5.000%	2/1/22	240	250
	Illinois GO	5.000%	2/1/22	1,050	1,094
	Illinois GO	5.000%	5/1/22	55	58
	Illinois GO	5.000%	5/1/22	2,500	2,621
	Illinois GO	5.250%	5/1/22	3,830	4,031
	Illinois GO	5.000%	7/1/22	175	184
[1]	Illinois GO	5.000%	8/1/22	200	213
	Illinois GO	4.000%	9/1/22	365	378
	Illinois GO	5.000%	2/1/23	220	235
	Illinois GO	5.000%	2/1/23	200	213
	Illinois GO	5.000%	5/1/23	225	242
	Illinois GO	5.000%	7/1/23	580	625
	Illinois GO	5.000%	10/1/23	1,200	1,301
	Illinois GO	5.000%	11/1/23	2,500	2,710
	Illinois GO	5.000%	12/1/23	2,000	2,176
	Illinois GO	5.000%	1/1/24	290	291
	Illinois GO	5.000%	2/1/24	125	136
	Illinois GO	5.500%	7/1/24	600	656
	Illinois GO	5.000%	11/1/24	4,160	4,598
	Illinois GO	5.000%	2/1/25	100	111
	Illinois GO	5.000%	3/1/25	390	406
	Illinois GO	5.500%	7/1/25	470	512
	Illinois GO	4.000%	8/1/25	580	598
	Illinois GO	5.000%	8/1/25	60	63
	Illinois GO	5.000%	11/1/25	6,510	7,310
	Illinois GO	5.000%	2/1/26	150	170

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	5.000%	5/1/26	150	164
	Illinois GO	5.500%	7/1/26	470	512
	Illinois GO	5.000%	11/1/26	2,935	3,352
	Illinois GO	5.000%	11/1/26	5,000	5,684
	Illinois GO	5.000%	1/1/27	520	584
	Illinois GO	5.000%	2/1/27	50	54
	Illinois GO	5.000%	5/1/27	250	272
	Illinois GO	5.000%	6/1/27	250	282
	Illinois GO	5.000%	10/1/27	1,650	1,906
	Illinois GO	5.000%	11/1/27	13,000	14,949
	Illinois GO	5.000%	2/1/28	70	80
	Illinois GO	5.250%	7/1/28	100	108
	Illinois GO	5.000%	9/1/28	210	246
	Illinois GO	5.000%	10/1/28	2,500	2,927
	Illinois GO	5.000%	11/1/28	8,555	9,806
	Illinois GO	5.000%	2/1/29	215	245
	Illinois GO	5.250%	2/1/29	2,500	2,728
	Illinois GO	5.000%	5/1/29	125	136
	Illinois GO	5.250%	7/1/29	295	318
	Illinois GO	5.000%	10/1/29	1,000	1,166
	Illinois GO	5.000%	11/1/29	11,325	12,915
	Illinois GO	5.500%	5/1/30	1,000	1,239
	Illinois GO	5.250%	12/1/30	160	186
[1]	Illinois GO	4.000%	2/1/31	250	273
	Illinois GO	5.250%	2/1/31	100	108
	Illinois GO	5.000%	3/1/32	50	52
	Illinois GO	4.000%	6/1/32	160	167
	Illinois GO	5.000%	10/1/33	110	125
	Illinois GO	5.000%	10/1/33	3,465	3,947
	Illinois GO	4.000%	12/1/33	925	963
	Illinois GO	5.000%	1/1/34	665	684
	Illinois GO	5.000%	5/1/35	150	160
	Illinois GO	4.000%	6/1/35	120	124
	Illinois GO	5.000%	12/1/35	1,500	1,675
	Illinois GO	5.000%	5/1/36	365	389
	Illinois GO	5.000%	11/1/36	350	384
	Illinois GO	5.500%	7/1/38	1,125	1,200
	Illinois GO	5.000%	2/1/39	285	302
	Illinois GO	5.000%	5/1/39	2,000	2,222
	Illinois GO	5.000%	5/1/39	555	590
	Illinois GO	5.500%	5/1/39	4,500	5,361
	Illinois GO	4.000%	11/1/39	5,000	5,153
	Illinois GO	4.500%	11/1/39	135	142
	Illinois GO	4.250%	12/1/40	785	815
	Illinois GO	5.000%	1/1/41	100	108
	Illinois GO	4.000%	6/1/41	60	61
	Illinois GO	5.750%	5/1/45	1,000	1,198
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/22	100	107
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/23	405	451
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/24	220	254
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/27	300	359
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/29	140	167
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/31	1,000	1,188

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Municipal Electric Agency Electric Power & Light Revenue	4.000%	2/1/33	250	278
	Illinois Sales Tax Revenue	4.000%	6/15/21	350	350
	Illinois Sales Tax Revenue	5.000%	6/15/21	830	851
	Illinois Sales Tax Revenue	5.000%	6/15/22	650	685
	Illinois Sales Tax Revenue	5.000%	6/15/22	1,080	1,138
	Illinois Sales Tax Revenue	5.000%	6/15/23	310	335
	Illinois Sales Tax Revenue	5.000%	6/15/24	1,110	1,198
	Illinois Sales Tax Revenue	5.000%	6/15/25	315	339
	Illinois Sales Tax Revenue	5.000%	6/15/26	1,530	1,642
[3]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/26	445	376
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/21	100	102
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/21	150	159
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/22	2,000	2,202
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/24	200	229
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	3,900	4,626
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	2,000	2,438
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	4,100	4,997
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	2,500	3,110
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	500	638
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/29	995	1,299
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	500	666
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	675	900
	Illinois State Toll Highway Authority Highway Revenue	4.000%	12/1/31	185	207
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/32	1,185	1,409
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/35	1,600	1,991
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	1,275	1,427
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	990	1,141
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	1,290	1,518
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	1,800	2,232
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	1,000	1,117
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	375	432
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	230	271
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	4,960	5,366
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	1,000	1,116

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	130	149
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/39	235	262
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	1,050	1,220
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	13,315	15,590
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	5,105	6,011
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	4,500	5,497
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/23	235	217
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/27	755	645
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/28	205	164
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/29	70	53
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/30	150	116
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/30	250	182
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/31	485	345
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/32	430	293
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/32	125	83
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/33	360	235
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/34	250	157
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/35	300	177
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/37	655	359
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/43	550	261
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/44	520	236
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/45	340	149
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/46	615	259
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/47	380	154
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue, ETM	5.650%	6/15/22	30	33
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue, ETM	0.000%	12/15/23	5	5
[1]	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	0.000%	12/15/51	850	291
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/24	275	326
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/25	240	293
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/25	4,370	5,332

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/26	415	520
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	795	971
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	1,435	1,752
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/30	340	410
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	500	525
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/27	1,355	1,700
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/30	1,500	1,867
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/32	175	199
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/35	185	208
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/41	215	237
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/41	2,565	3,078
[3]	Public Building Commission of Chicago Transit Revenue	5.250%	3/1/33	165	212
[1]	Regional Transportation Authority Sales Tax Revenue	5.750%	6/1/21	120	125
[4]	Regional Transportation Authority Sales Tax Revenue	6.500%	7/1/26	170	211
[1]	Regional Transportation Authority Sales Tax Revenue	5.750%	6/1/34	175	247
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/26	1,500	1,754
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/40	2,350	2,740
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/48	2,615	2,989
	Sangamon County Water Reclamation District GO	5.000%	1/1/44	5,000	6,154
	Springfield IL Electric Electric Power & Light Revenue	5.000%	3/1/33	500	588
[2]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/31	190	149
[2]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/32	90	68
	Will County IL Community High School District No. 210 GO	0.000%	1/1/33	300	196
	Will County IL GO	5.000%	11/15/45	2,000	2,369
					401,438
Indiana (0.4%)
	Carmel Redevelopment Authority Lease (Abatement) Revenue	4.000%	2/1/38	725	761
	Indiana Finance Authority Lease Revenue	5.000%	12/1/21	280	298
	Indiana Finance Authority Lease Revenue	5.000%	12/1/23	2,735	3,170
	Indiana Finance Authority Lease Revenue	5.000%	12/1/25	1,175	1,459
	Indiana Finance Authority Lease Revenue	5.000%	6/1/27	220	280
	Indiana Finance Authority Lease Revenue	5.000%	6/1/29	630	851
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/33	175	205
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/34	235	275
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/37	320	372
	Indiana Finance Authority Lease Revenue (State Revolving Fund Program), Prere.	5.000%	2/1/21	2,055	2,104

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indiana Finance Authority Sewer Revenue	5.250%	10/1/31	2,065	2,180
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/41	250	262
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/41	4,960	5,950
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/46	1,605	1,906
	Indiana Finance Authority Water Revenue	5.000%	2/1/24	260	303
	Indiana Finance Authority Water Revenue	5.000%	2/1/25	260	314
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/33	590	716
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/37	145	174
	Indiana Municipal Power Agency Electric Power & Light Revenue	4.000%	1/1/42	125	140
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/42	2,190	2,599
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/34	1,135	1,469
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	3.840%	2/1/54	2,000	2,268
[4]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Waterworks Project)	5.250%	1/1/24	1,355	1,577
	Lake Central Multi-District School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/30	345	381
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/35	2,000	2,648
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/36	3,000	3,956
					36,618
Iowa (0.2%)
	Des Moines IA Stormwater Utility	3.250%	6/1/34	1,990	2,186
	Iowa Finance Authority Water Revenue	5.000%	8/1/20	470	470
	Iowa Finance Authority Water Revenue	5.000%	8/1/42	2,665	3,351
	Iowa Higher Education Loan Authority College & University Revenue (Grinnell College Project)	5.000%	12/1/46	3,000	3,677
	Iowa Special Obligation Revenue	4.000%	6/1/26	1,420	1,702
	Iowa Special Obligation Revenue	5.000%	6/1/27	135	169
	Iowa Special Obligation Revenue	5.000%	6/1/28	5,195	6,484
					18,039
Kansas (0.3%)
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/21	1,200	1,262
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/24	745	883
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	185	219
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	260	318
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/26	335	408
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/27	1,745	2,115
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	1,500	1,749
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/30	750	902
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/34	240	285

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kansas Department of Transportation Sales Tax Revenue	5.000%	9/1/20	250	251
[6]	Kansas Turnpike Authority Highway Revenue	3.000%	9/1/22	2,500	2,645
[6]	Kansas Turnpike Authority Highway Revenue	3.000%	9/1/23	2,500	2,712
[6]	Kansas Turnpike Authority Highway Revenue	3.000%	9/1/24	2,000	2,219
	Sedgwick County Unified School District No. 266 Maize GO	5.000%	9/1/25	1,860	2,210
	Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/29	1,200	1,458
	Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/39	90	99
	Seward County Unified School District No. 480 Liberal GO, Prere.	5.000%	9/1/22	410	451
	Wyandotte County Unified School District No. 500 Kansas City GO	4.125%	9/1/37	765	891
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	4.250%	9/1/39	525	580
	Wyandotte County-Kansas City Unified Government Utility System Water Revenue	5.000%	9/1/32	1,715	1,863
	Wyandotte County-Kansas City Unified Government Utility System Water Revenue	5.000%	9/1/40	90	106
					23,626
Kentucky (0.5%)
	Kentucky Asset Liability Commission Appropriations Revenue (Federal Highway Trust)	5.250%	9/1/25	395	444
	Kentucky Asset Liability Commission Appropriations Revenue (Highway Trust Funding)	5.000%	9/1/26	910	1,044
	Kentucky Bond Development Corp. Lease (Non-Terminable) Revenue	4.000%	9/1/48	4,440	4,687
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/48	2,000	2,268
[4]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/23	800	906
[4]	Kentucky Municipal Power Agency Electric Power & Light Revenue	4.000%	9/1/39	135	144
[4]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/42	310	350
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/34	1,500	1,878
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/37	1,100	1,334
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	5.750%	7/1/49	825	866
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.000%	7/1/53	200	211
[4]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue	5.000%	8/1/21	7,000	7,327
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/22	600	656
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/23	1,770	2,001
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/24	230	268
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/22	2,220	2,449
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/23	255	291
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/24	100	118

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/27	2,710	3,318
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/28	255	311
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 117)	5.000%	5/1/29	750	925
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No.98)	5.000%	8/1/21	170	170
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/27	825	1,004
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/30	6,250	6,604
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/34	3,195	3,356
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	3.000%	5/15/46	610	641
					43,571
Louisiana (1.1%)
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/39	8,380	9,817
	East Baton Rouge Sewerage Commission Sewer Revenue	4.000%	2/1/40	2,020	2,426
[1]	Jefferson Sales Tax District Sales Tax Revenue	4.000%	12/1/42	2,190	2,537
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/22	2,405	2,601
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/23	470	509
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/26	1,335	1,445
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/32	4,000	4,208
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/34	1,320	1,386
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/35	1,560	1,637
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/36	1,095	1,258
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.500%	5/1/39	2,350	2,689
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/40	4,500	5,467
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/41	10,000	11,165
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/41	5,895	6,895
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/45	1,000	1,138
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/45	2,210	2,657
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/22	155	168
	Louisiana GO	5.000%	7/15/23	2,040	2,232
	Louisiana GO	5.000%	7/15/24	475	519
	Louisiana GO	5.000%	8/1/25	50	60
	Louisiana GO	5.000%	8/1/27	500	627
	Louisiana GO	4.000%	5/15/29	610	663
	Louisiana GO	4.000%	2/1/33	5,020	5,530
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Non-Terminable) Revenue	5.000%	2/1/43	130	142

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue PUT	0.875%	2/1/25	2,380	2,379
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue	5.000%	2/1/44	400	448
	Louisiana Public Facilities Authority College & University Revenue	5.000%	10/1/41	865	879
[6]	Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/45	7,580	9,620
	Louisiana Public Facilities Authority College & University Revenue	5.000%	7/1/51	150	163
	Louisiana Public Facilities Authority College & University Revenue	4.000%	1/1/56	100	102
	Louisiana Public Facilities Authority College & University Revenue	5.000%	7/1/56	2,290	2,487
[1]	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/22	130	141
	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/23	825	923
	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/25	5,650	6,753
	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/26	795	976
	Parish of East Baton Rouge Capital Improvements District Sales Tax Revenue	4.000%	8/1/44	5,000	6,032
	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/40	20	23
					98,702
Maine (0.0%)
	Maine GO	5.000%	6/1/21	500	520
Maryland (2.1%)
	Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/41	660	684
	Baltimore MD Water Revenue	5.000%	7/1/44	200	228
	Baltimore MD Water Revenue (Water Project)	5.000%	7/1/38	810	909
	Baltimore MD Water Revenue (Water Project)	5.000%	7/1/38	60	67
	Howard County MD (Consolidated Public Improvements Project) GO	3.000%	2/15/30	100	105
	Howard County MD GO	5.000%	2/15/27	870	1,125
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/15/20	2,550	2,596
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	9/1/21	1,000	1,042
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/22	130	143
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/22	1,295	1,430
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	2/15/23	1,790	2,009
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/23	1,080	1,240
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/24	1,005	1,200
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/26	150	168
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/27	2,000	2,623
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	11/1/27	575	659

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/27	135	151
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/28	7,050	9,221
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	12/15/30	755	801
Maryland Department of Transportation Fuel Sales Tax Revenue	3.500%	10/1/33	1,100	1,235
Maryland GO	5.000%	8/1/20	625	625
Maryland GO	5.000%	8/1/20	1,000	1,000
Maryland GO	5.000%	8/1/20	5,750	5,750
Maryland GO	5.250%	8/1/20	2,000	2,000
Maryland GO	5.000%	3/1/21	125	128
Maryland GO	4.500%	8/1/21	435	454
Maryland GO	5.000%	8/1/21	150	157
Maryland GO	5.000%	8/1/21	7,495	7,858
Maryland GO	5.000%	3/1/22	1,000	1,077
Maryland GO	5.000%	6/1/22	840	915
Maryland GO	5.000%	8/1/22	4,945	5,426
Maryland GO	5.000%	8/1/22	2,420	2,655
Maryland GO	5.000%	8/1/22	1,000	1,097
Maryland GO	5.000%	3/1/23	215	242
Maryland GO	5.000%	6/1/23	505	574
Maryland GO	5.000%	8/1/23	2,285	2,618
Maryland GO	5.000%	8/1/23	175	200
Maryland GO	5.000%	8/1/23	1,000	1,146
Maryland GO	5.000%	3/15/24	1,500	1,762
Maryland GO	4.000%	8/1/24	1,855	2,136
Maryland GO	5.000%	8/1/24	245	292
Maryland GO	5.000%	8/1/24	5,175	6,169
Maryland GO	5.000%	8/1/24	1,045	1,246
Maryland GO	5.000%	3/15/25	1,750	2,133
Maryland GO	4.000%	6/1/25	4,180	4,775
Maryland GO	5.000%	8/1/25	5,000	6,174
Maryland GO	5.000%	3/15/26	1,405	1,768
Maryland GO	5.000%	6/1/26	1,310	1,541
Maryland GO	4.000%	8/1/26	1,000	1,107
Maryland GO	3.000%	3/1/27	350	355
Maryland GO	5.000%	3/15/27	1,630	2,113
Maryland GO	5.000%	3/15/27	1,600	2,074
Maryland GO	5.000%	3/15/27	1,935	2,508
Maryland GO	4.000%	6/1/27	1,035	1,175
Maryland GO	4.000%	8/1/27	960	1,061
Maryland GO	5.000%	8/1/27	685	898
Maryland GO	5.000%	8/1/27	3,200	4,193
Maryland GO	3.000%	3/1/28	295	299
Maryland GO	5.000%	3/15/28	1,105	1,428
Maryland GO	5.000%	3/15/28	2,790	3,722
Maryland GO	4.000%	6/1/28	2,120	2,400
Maryland GO	5.000%	8/1/28	1,425	1,921
Maryland GO	4.000%	8/1/29	1,100	1,211
Maryland GO	5.000%	8/1/29	1,665	2,304
Maryland GO	3.000%	3/1/30	200	211
Maryland GO	4.000%	3/15/30	560	677
Maryland GO	5.000%	3/15/31	2,005	2,722
Maryland GO	5.000%	8/1/31	1,225	1,678
Maryland GO	4.000%	8/1/32	6,645	8,183
Maryland GO, Prere.	4.000%	8/1/20	1,570	1,570

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland GO, Prere.	5.000%	8/1/20	520	520
	Maryland GO, Prere.	5.000%	8/1/21	460	482
	Maryland GO, Prere.	5.000%	8/1/21	100	105
	Maryland GO, Prere.	5.000%	8/1/21	100	105
	Maryland GO, Prere.	4.000%	3/1/22	1,300	1,379
	Maryland GO, Prere.	4.000%	3/1/22	1,000	1,061
	Maryland GO, Prere.	5.000%	3/1/22	250	269
	Maryland GO, Prere.	5.000%	8/1/22	840	921
	Maryland GO, Prere.	5.000%	8/1/22	350	384
	Maryland GO, Prere.	5.000%	3/1/23	730	821
	Maryland GO, Prere.	5.000%	3/1/23	1,200	1,349
	Maryland GO, Prere.	5.000%	3/1/23	2,130	2,394
	Maryland GO, Prere.	5.000%	8/1/23	115	131
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Johns Hopkins University Project), Prere.	5.000%	7/1/22	8,000	8,737
	Maryland Stadium Authority Lottery Revenue	5.000%	5/1/42	1,000	1,226
	Maryland Stadium Authority Lottery Revenue, Prere.	5.000%	5/1/26	2,650	3,358
	Maryland Stadium Authority Lottery Revenue, Prere.	5.000%	5/1/26	950	1,204
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/26	1,200	1,279
	Montgomery County MD GO	5.000%	7/1/21	245	256
	Montgomery County MD GO	5.000%	11/1/24	100	120
	Montgomery County MD GO	5.000%	11/1/25	1,080	1,295
	Montgomery County MD GO	5.000%	11/1/26	4,690	6,016
	Montgomery County MD GO	5.000%	10/1/27	3,020	3,977
	Montgomery County MD GO, Prere.	5.000%	11/1/24	755	908
	Montgomery County MD GO, Prere.	5.000%	11/1/24	115	138
	Prince George's County MD GO	4.000%	7/15/30	5,145	6,424
	Prince George's County MD GO	3.000%	7/15/35	1,620	1,847
	Prince George's County MD GO	3.000%	7/15/36	1,980	2,239
	Prince George's County MD GO	5.000%	7/15/36	1,705	2,219
					184,528
Massachusetts (5.8%)
	Belmont MA GO	5.000%	6/1/22	1,220	1,329
	Belmont MA GO	5.000%	6/1/23	1,090	1,240
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue	5.000%	6/15/26	1,055	1,287
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/24	75	89
	Commonwealth of Massachusetts GO	5.000%	8/1/20	7,730	7,730
[1]	Commonwealth of Massachusetts GO	5.250%	8/1/20	5,000	5,000
	Commonwealth of Massachusetts GO	5.250%	8/1/20	165	165
[4]	Commonwealth of Massachusetts GO	5.500%	10/1/20	3,200	3,227
	Commonwealth of Massachusetts GO	5.250%	8/1/21	75	79
[1]	Commonwealth of Massachusetts GO	5.250%	9/1/21	590	623
	Commonwealth of Massachusetts GO	5.000%	3/1/22	1,935	2,083
	Commonwealth of Massachusetts GO	5.000%	7/1/22	4,000	4,372
	Commonwealth of Massachusetts GO	5.000%	7/1/22	760	831
	Commonwealth of Massachusetts GO	5.000%	8/1/22	1,145	1,256
	Commonwealth of Massachusetts GO	5.000%	8/1/22	2,705	2,967
	Commonwealth of Massachusetts GO	5.250%	8/1/22	345	380
	Commonwealth of Massachusetts GO	5.000%	10/1/22	405	447
	Commonwealth of Massachusetts GO	5.000%	3/1/23	535	602
	Commonwealth of Massachusetts GO	5.000%	7/1/23	770	879
	Commonwealth of Massachusetts GO	5.000%	7/1/23	475	542

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts GO	5.000%	8/1/23	340	389
	Commonwealth of Massachusetts GO	5.250%	8/1/23	975	1,124
[1]	Commonwealth of Massachusetts GO	5.250%	9/1/23	165	191
	Commonwealth of Massachusetts GO	5.000%	7/1/24	5,840	6,934
	Commonwealth of Massachusetts GO	5.000%	8/1/24	3,920	4,670
[1]	Commonwealth of Massachusetts GO	5.250%	9/1/24	6,325	7,622
	Commonwealth of Massachusetts GO	5.000%	12/1/24	3,930	4,739
	Commonwealth of Massachusetts GO	4.000%	5/1/25	1,000	1,102
	Commonwealth of Massachusetts GO	5.000%	7/1/25	1,650	2,028
	Commonwealth of Massachusetts GO	5.000%	7/1/25	345	424
	Commonwealth of Massachusetts GO	5.000%	8/1/25	345	425
[1]	Commonwealth of Massachusetts GO	5.250%	9/1/25	605	755
	Commonwealth of Massachusetts GO	5.000%	10/1/25	235	291
	Commonwealth of Massachusetts GO	5.000%	10/1/25	1,720	2,131
	Commonwealth of Massachusetts GO	5.000%	7/1/26	1,845	2,339
	Commonwealth of Massachusetts GO	5.000%	10/1/26	535	683
	Commonwealth of Massachusetts GO	5.000%	7/1/27	885	1,156
	Commonwealth of Massachusetts GO	5.000%	7/1/27	1,025	1,338
	Commonwealth of Massachusetts GO	5.000%	7/1/27	3,295	4,302
	Commonwealth of Massachusetts GO	4.000%	10/1/27	225	226
	Commonwealth of Massachusetts GO	5.000%	3/1/28	10,000	13,281
	Commonwealth of Massachusetts GO	5.000%	7/1/28	1,000	1,341
	Commonwealth of Massachusetts GO	5.000%	7/1/29	485	609
	Commonwealth of Massachusetts GO	4.000%	11/1/29	110	118
	Commonwealth of Massachusetts GO	5.000%	5/1/30	1,500	1,693
	Commonwealth of Massachusetts GO	5.000%	7/1/30	505	615
[3]	Commonwealth of Massachusetts GO	5.500%	8/1/30	645	924
	Commonwealth of Massachusetts GO	4.000%	7/1/31	250	266
	Commonwealth of Massachusetts GO	5.000%	7/1/31	4,640	5,786
	Commonwealth of Massachusetts GO	5.000%	9/1/31	16,770	19,761
	Commonwealth of Massachusetts GO	4.000%	11/1/31	5,000	5,360
	Commonwealth of Massachusetts GO	4.000%	4/1/33	1,140	1,294
	Commonwealth of Massachusetts GO	5.000%	7/1/33	100	121
	Commonwealth of Massachusetts GO	4.000%	9/1/33	8,575	10,031
	Commonwealth of Massachusetts GO	5.000%	3/1/34	1,400	1,613
	Commonwealth of Massachusetts GO	5.000%	2/1/35	150	188
	Commonwealth of Massachusetts GO	5.000%	7/1/35	1,000	1,208
	Commonwealth of Massachusetts GO	4.000%	9/1/35	655	762
	Commonwealth of Massachusetts GO	3.375%	10/1/35	200	201
	Commonwealth of Massachusetts GO	5.000%	12/1/35	120	149
	Commonwealth of Massachusetts GO	5.000%	1/1/36	890	1,167
	Commonwealth of Massachusetts GO	5.000%	7/1/36	2,985	3,597
	Commonwealth of Massachusetts GO	4.000%	9/1/37	200	227
	Commonwealth of Massachusetts GO	4.000%	9/1/37	110	127
	Commonwealth of Massachusetts GO	5.000%	12/1/38	750	927
	Commonwealth of Massachusetts GO	3.000%	7/1/39	2,500	2,795
	Commonwealth of Massachusetts GO	4.000%	5/1/40	150	161
	Commonwealth of Massachusetts GO	5.000%	3/1/41	3,200	3,652
	Commonwealth of Massachusetts GO	3.000%	4/1/41	645	679
	Commonwealth of Massachusetts GO	5.000%	11/1/41	1,950	2,446
	Commonwealth of Massachusetts GO	4.000%	2/1/44	500	570
	Commonwealth of Massachusetts GO	3.000%	4/1/44	635	666
	Commonwealth of Massachusetts GO	5.000%	7/1/45	400	473
	Commonwealth of Massachusetts GO	5.000%	7/1/45	5,000	6,590
	Commonwealth of Massachusetts GO	5.000%	11/1/45	855	1,065
	Commonwealth of Massachusetts GO	4.000%	2/1/46	1,000	1,137
	Commonwealth of Massachusetts GO	5.000%	3/1/46	1,000	1,136
	Commonwealth of Massachusetts GO	4.000%	4/1/46	1,880	2,076

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts GO	5.000%	5/1/46	4,250	5,459
	Commonwealth of Massachusetts GO	3.000%	9/1/46	4,895	5,177
	Commonwealth of Massachusetts GO	5.250%	4/1/47	200	248
	Commonwealth of Massachusetts GO	5.000%	7/1/48	10,000	13,115
	Commonwealth of Massachusetts GO	2.750%	3/1/50	11,550	12,067
	Commonwealth of Massachusetts GO, Prere.	5.000%	4/1/21	100	103
	Commonwealth of Massachusetts GO, Prere.	5.000%	4/1/21	200	206
	Commonwealth of Massachusetts GO, Prere.	5.000%	8/1/21	310	325
	Commonwealth of Massachusetts GO, Prere.	5.000%	8/1/21	100	105
	Commonwealth of Massachusetts GO, Prere.	5.000%	10/1/21	150	158
	Commonwealth of Massachusetts GO, Prere.	4.000%	12/1/21	2,565	2,696
	Commonwealth of Massachusetts GO, Prere.	4.250%	12/1/21	1,540	1,624
	Commonwealth of Massachusetts GO, Prere.	5.000%	12/1/21	1,010	1,075
	Commonwealth of Massachusetts GO, Prere.	5.000%	7/1/22	450	491
	Commonwealth of Massachusetts GO, Prere.	5.000%	7/1/22	1,585	1,731
	Commonwealth of Massachusetts GO, Prere.	5.000%	7/1/22	1,160	1,267
	Commonwealth of Massachusetts GO, Prere.	5.000%	7/1/22	4,000	4,369
	Commonwealth of Massachusetts GO, Prere.	5.000%	9/1/22	1,000	1,100
	Commonwealth of Massachusetts GO, Prere.	5.000%	11/1/22	300	332
	Commonwealth of Massachusetts GO, Prere.	5.000%	11/1/22	1,000	1,108
	Commonwealth of Massachusetts GO, Prere.	5.000%	11/1/22	205	227
[4]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/25	100	119
[4]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/29	100	132
[4]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/30	240	322
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/26	185	232
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/41	1,750	2,103
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/42	820	1,011
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/46	300	336
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/49	9,560	12,227
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	4.000%	6/1/45	150	165
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/21	2,745	2,872
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/22	160	175
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	165	203
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	1,070	1,314
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/28	2,750	3,672
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/30	120	170
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/31	5,185	7,367
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/32	25	20
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/35	1,000	1,119
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	2,470	2,911

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.050%	7/1/41	50	53
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	8,135	8,790
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	3,650	4,505
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	3,225	3,774
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	3,800	4,763
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/50	13,795	17,183
	Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/20	3,000	3,000
	Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/24	945	1,124
	Massachusetts Commonwealth GO	5.000%	9/1/33	2,000	2,348
[4]	Massachusetts Commonwealth Special Obligation Revenue	5.500%	1/1/22	1,065	1,142
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/22	310	340
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/24	150	179
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/25	1,000	1,248
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/26	2,000	2,570
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/27	4,700	6,213
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	500	598
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/15/29	1,000	1,203
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	780	904
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/30	3,500	5,013
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/32	980	1,125
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/36	1,360	2,116
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	6,315	10,031
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/41	1,030	1,127
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/42	930	1,065
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/43	380	425
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/43	500	559
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/46	850	940
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/47	9,575	10,765
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/48	3,000	3,425
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/50	8,775	15,272
	Massachusetts Development Finance Agency College & University Revenue, Prere.	5.000%	10/15/20	1,130	1,141

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/31	290	302
Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	1,185	1,183
Massachusetts Development Finance Agency Private Schools Revenue	5.000%	10/1/40	4,665	4,696
Massachusetts Health & Educational Facilities Authority College & University Revenue	5.250%	7/1/33	125	188
Massachusetts Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/35	750	756
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/45	175	203
Massachusetts Port Authority Port, Airport & Marina Revenue (Conrac Project), Prere.	5.125%	7/1/21	2,540	2,654
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/21	115	121
Massachusetts School Building Authority Sales Tax Revenue	5.000%	10/15/21	420	445
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/24	3,605	3,951
Massachusetts School Building Authority Sales Tax Revenue	3.050%	8/15/28	1,135	1,262
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/31	1,000	1,219
Massachusetts School Building Authority Sales Tax Revenue	4.000%	11/15/35	2,450	2,847
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	10,000	12,048
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	1,000	1,205
Massachusetts School Building Authority Sales Tax Revenue	4.000%	2/15/43	500	580
Massachusetts School Building Authority Sales Tax Revenue	5.000%	5/15/43	2,375	2,634
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/46	2,435	2,965
Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/49	10,990	13,055
Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/50	10,000	10,864
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/50	10,000	13,114
Massachusetts School Building Authority Sales Tax Revenue, ETM	5.000%	8/15/21	10	10
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	10/15/21	1,330	1,407
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.250%	10/15/21	3,575	3,793
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	1,500	1,647
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	1,270	1,394
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	6,525	7,164
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	775	849
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	590	646
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	25	27

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	2,850	3,129
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	290	318
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/22	1,000	1,065
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/26	2,885	3,539
[1]	Massachusetts Water Resources Authority Water Revenue	5.500%	8/1/20	295	295
[1]	Massachusetts Water Resources Authority Water Revenue	5.500%	8/1/21	875	922
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/31	230	289
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/31	80	117
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/35	3,000	3,728
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/36	245	285
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/36	2,180	2,702
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/37	2,250	2,782
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/37	4,000	6,368
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/40	500	577
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/40	10,085	12,400
[1]	Massachusetts Water Resources Authority Water Revenue, ETM	5.500%	8/1/20	15	15
[1]	Massachusetts Water Resources Authority Water Revenue, ETM	5.500%	8/1/20	10	10
[1]	Massachusetts Water Resources Authority Water Revenue, ETM	5.500%	8/1/20	25	25
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/21	1,000	1,048
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/21	120	126
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.250%	8/1/21	2,350	2,469
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/22	140	153
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/22	3,750	4,110
	Metropolitan Boston Transit Parking Corp. Auto Parking Revenue	5.250%	7/1/36	1,310	1,358
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/40	4,740	5,613
	University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/42	190	238
	University of Massachusetts Building Authority College & University Revenue, Prere.	5.000%	11/1/22	295	326
					522,439
Michigan (1.3%)
[1]	Detroit City School District GO	5.250%	5/1/27	130	166
[1]	Detroit City School District GO	5.250%	5/1/30	3,220	4,414
[1]	Detroit City School District GO	5.250%	5/1/32	285	398

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Detroit MI Sewage Disposal System Sewer Revenue, Prere.	5.250%	7/1/22	5,000	5,485
	Detroit MI Water Supply System Water Revenue, Prere.	5.250%	7/1/21	500	523
[1]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/43	750	915
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/27	155	193
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/33	620	751
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/46	1,775	2,086
	Holland MI Electric Electric Power & Light Revenue	5.000%	7/1/27	250	260
	Holland MI Electric Electric Power & Light Revenue	5.000%	7/1/33	780	812
	Holland MI Electric Electric Power & Light Revenue	5.000%	7/1/39	3,170	3,302
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/28	865	993
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/40	240	273
	Lansing Board of Water & Light Water Revenue, Prere.	5.000%	7/1/21	975	1,018
	Lansing Board of Water & Light Water Revenue, Prere.	5.500%	7/1/21	3,000	3,146
	Michigan (Environmental Program) GO	4.000%	5/1/29	3,000	3,552
	Michigan Appropriations Revenue GAN	5.000%	3/15/22	815	874
	Michigan Appropriations Revenue GAN	5.000%	3/15/23	5,585	6,235
	Michigan Appropriations Revenue GAN	5.000%	3/15/24	445	516
	Michigan Appropriations Revenue GAN	5.000%	3/15/25	1,100	1,319
	Michigan Appropriations Revenue GAN	5.000%	3/15/26	910	1,124
	Michigan Appropriations Revenue GAN	5.000%	3/15/27	595	755
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/39	2,910	3,349
	Michigan Finance Authority Lease Revenue	5.000%	4/1/21	250	257
	Michigan Finance Authority Lease Revenue	5.000%	11/1/43	1,500	1,876
[1]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/21	4,000	4,174
[1]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/25	425	496
[1]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/26	620	720
[1]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/32	115	131
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/27	250	300
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/28	750	899
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/33	250	295
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/34	700	825
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/35	775	909
	Michigan Finance Authority Sewer Revenue, Prere.	5.000%	7/1/22	250	273
	Michigan Finance Authority Water Revenue	5.000%	10/1/23	1,250	1,382
[1]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/21	3,000	3,130
[1]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/23	1,645	1,870
[1]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/25	400	467
[1]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/26	1,000	1,162

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	985	1,161
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/32	2,525	3,114
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/33	640	787
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/41	2,500	3,019
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/51	500	601
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/21	1,400	1,447
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/22	620	671
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/23	335	378
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/28	100	122
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/29	75	86
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/33	500	604
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.375%	10/15/36	9,855	10,427
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/38	3,080	3,687
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.500%	10/15/45	4,460	4,740
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/50	110	131
	Michigan State University College & University Revenue	5.000%	8/15/38	3,230	3,588
	Michigan State University College & University Revenue	4.000%	2/15/44	1,875	2,183
	Michigan State University College & University Revenue	4.000%	2/15/44	3,970	4,656
	Michigan Strategic Fund Lease (Appropriation) Revenue	5.250%	10/15/31	315	332
	University of Michigan College & University Revenue	5.000%	4/1/23	200	226
	University of Michigan College & University Revenue	5.000%	4/1/36	1,360	1,667
	University of Michigan College & University Revenue	5.000%	4/1/40	1,000	1,216
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/25	1,355	1,487
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/37	5,725	6,220
[1]	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/42	345	374
	Wayne State University College & University Revenue	5.000%	11/15/43	20	24
					114,573
Minnesota (0.5%)
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/24	500	571
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/25	720	855
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	100	125
	Minnesota Appropriations Revenue	5.000%	3/1/22	455	489

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Minnesota Appropriations Revenue	5.000%	3/1/27	845	905
Minnesota Appropriations Revenue	5.000%	3/1/29	815	872
Minnesota Appropriations Revenue	5.000%	6/1/32	2,070	2,304
Minnesota Appropriations Revenue	5.000%	6/1/43	1,980	2,175
Minnesota GO	5.000%	8/1/20	500	500
Minnesota GO	5.000%	8/1/21	1,000	1,049
Minnesota GO	5.000%	8/1/21	505	506
Minnesota GO	5.000%	8/1/22	100	110
Minnesota GO	5.000%	10/1/22	2,000	2,211
Minnesota GO	5.000%	8/1/23	1,000	1,147
Minnesota GO	4.000%	10/1/24	860	963
Minnesota GO	5.000%	10/1/24	1,000	1,200
Minnesota GO	5.000%	8/1/25	4,470	5,522
Minnesota GO	4.000%	10/1/25	1,475	1,644
Minnesota GO	5.000%	8/1/27	2,630	3,233
Minnesota GO	5.000%	8/1/27	3,000	3,800
Minnesota GO, Prere.	5.000%	8/1/20	375	375
Minnesota GO, Prere.	5.000%	8/1/20	2,275	2,275
Minnesota GO, Prere.	5.000%	8/1/20	5	5
Minnesota Public Facilities Authority Water Revenue	5.000%	3/1/23	1,155	1,299
Scott County MN GO	3.000%	12/1/36	1,645	1,816
Western Minnesota Municipal Power Agency Electric Power & Light Revenue, Prere.	5.000%	1/1/24	5,350	6,214
				42,165
Mississippi (0.2%)
Mississippi Development Bank Special Obligation Revenue, Prere.	5.250%	8/1/20	715	715
Mississippi Development Bank Special Obligation Revenue, Prere.	5.250%	8/1/20	500	500
Mississippi GO	5.000%	10/1/20	685	690
Mississippi GO	5.000%	11/1/21	465	493
Mississippi GO	5.000%	10/1/26	3,295	4,055
Mississippi GO	5.000%	10/1/27	895	1,169
Mississippi GO	5.000%	10/1/28	1,295	1,688
Mississippi GO	5.000%	10/1/30	100	130
Mississippi GO	5.000%	10/1/34	115	146
Mississippi GO	4.000%	10/1/35	3,725	4,425
Mississippi GO	4.000%	10/1/36	1,265	1,496
Mississippi GO, Prere.	5.000%	10/1/21	1,355	1,430
				16,937
Missouri (0.4%)
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/31	270	294
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/40	500	578
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/42	5,160	6,369
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/45	415	491
Metropolitan St. Louis Sewer District Sewer Revenue, Prere.	5.000%	5/1/22	1,675	1,816
Metropolitan St. Louis Sewer District Sewer Revenue, Prere.	5.000%	5/1/23	50	57
Metropolitan St. Louis Sewer District Sewer Revenue, Prere.	5.000%	5/1/25	195	238
Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/21	1,800	1,866

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/21	1,000	1,037
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/22	2,125	2,305
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/23	420	476
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/25	7,665	8,994
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/35	1,800	2,159
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue, Prere.	5.000%	10/1/22	2,100	2,318
	Springfield MO Public Utility Multiple Utility Revenue	5.000%	8/1/20	250	250
	Springfield MO Public Utility Multiple Utility Revenue	5.000%	8/1/26	420	512
	Springfield MO Public Utility Multiple Utility Revenue	4.000%	8/1/31	130	150
[4]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/30	390	529
[4]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/31	165	227
	University of Missouri College & University Revenue	5.000%	11/1/30	5,000	7,048
					37,714
Nebraska (0.6%)
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/40	1,535	1,621
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/21	150	154
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/28	870	1,080
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/38	175	192
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/39	8,515	10,814
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/42	1,480	1,703
	Omaha Public Power District Electric Power & Light Revenue, Prere.	5.000%	2/1/22	2,065	2,213
	Omaha Public Power District Electric Power & Light Revenue, Prere.	5.000%	8/1/24	740	881
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.250%	2/1/42	4,400	5,197
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.250%	2/1/46	4,670	5,497
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/49	5,000	5,870
	Omaha School District GO	4.000%	12/15/31	6,100	7,403
	Omaha-Douglas Public Building Commission GO	3.000%	5/1/45	1,000	1,078
	Omaha-Douglas Public Building Commission GO	4.000%	5/1/50	10,000	11,746
	West Haymarket Joint Public Agency GO, Prere.	5.000%	12/15/21	50	53
					55,502
Nevada (0.8%)
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/22	1,590	1,726
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/24	5,500	6,423
	Clark County NV GO	5.000%	11/1/21	225	239

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Clark County NV GO	5.000%	11/1/27	315	397
	Clark County NV GO	4.000%	6/1/31	565	674
	Clark County NV GO	4.000%	11/1/31	860	1,013
	Clark County NV GO	4.000%	11/1/32	990	1,157
	Clark County NV GO	3.000%	11/1/38	2,595	2,755
	Clark County NV GO	4.000%	7/1/44	5,050	5,657
	Clark County School District GO	5.000%	6/15/23	2,290	2,569
	Clark County School District GO	5.000%	6/15/23	215	241
	Clark County School District GO	5.000%	6/15/24	180	209
	Clark County School District GO	5.000%	6/15/25	1,860	2,221
	Clark County School District GO	5.000%	6/15/25	2,940	3,510
	Clark County School District GO	5.000%	6/15/26	100	121
	Clark County School District GO	5.000%	6/15/26	105	128
	Clark County School District GO	5.000%	6/15/27	1,290	1,550
	Clark County School District GO	5.000%	6/15/28	4,235	5,077
[1]	Clark County School District GO	3.000%	6/15/39	3,000	3,181
	Clark County Water Reclamation District GO	5.000%	7/1/23	325	370
	Henderson NV GO	4.000%	6/1/50	3,175	3,748
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	175	201
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/29	160	184
	Las Vegas Valley Water District GO	5.000%	6/1/33	595	700
	Las Vegas Valley Water District GO	5.000%	6/1/34	250	294
	Las Vegas Valley Water District GO	5.000%	6/1/37	9,520	10,236
	Las Vegas Valley Water District GO	5.000%	6/1/38	3,035	3,137
	Las Vegas Valley Water District GO	5.000%	6/1/39	3,015	3,509
	Las Vegas Valley Water District GO	4.000%	6/1/42	645	674
	Las Vegas Valley Water District GO	5.000%	6/1/42	1,020	1,093
	Nevada GO	5.000%	3/1/22	325	350
	Nevada GO	5.000%	4/1/24	90	105
	Nevada GO	5.000%	11/1/24	165	198
	Nevada GO	5.000%	11/1/26	995	1,209
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/20	1,010	1,026
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/25	205	255
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/26	205	258
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/27	500	626
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/30	355	453
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/31	730	924
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/32	100	118
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/33	200	246
					68,762
New Hampshire (0.0%)
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue, Prere.	5.000%	8/15/20	1,550	1,552
New Jersey (4.4%)
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/27	755	644
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/28	500	414

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Garden State Preservation Trust Sales Tax Revenue	5.000%	11/1/20	520	523
[1]	Garden State Preservation Trust Sales Tax Revenue	5.250%	11/1/21	710	753
	Garden State Preservation Trust Sales Tax Revenue	5.000%	11/1/22	700	738
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue	5.250%	5/1/51	100	120
[2]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/39	660	773
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/21	365	374
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/21	1,000	1,036
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	9/1/21	2,145	2,196
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	12/15/21	100	106
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/22	725	768
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	200	214
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/23	1,590	1,738
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	885	977
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	9/1/23	420	429
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/24	1,410	1,535
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/24	1,080	1,175
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	9/1/24	250	256
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/25	2,335	2,531
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	260	300
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	100	112
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	9/1/25	470	481
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/26	1,225	1,322
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/26	2,955	3,256
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/26	2,855	3,269
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/26	565	631
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/27	725	781
	New Jersey Economic Development Authority Appropriations Revenue	4.375%	6/15/27	860	947
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/27	265	294
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	3,030	3,480
[2]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/27	5,215	6,264

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/28	600	645
New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/29	325	349
New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/29	5,000	5,692
New Jersey Economic Development Authority Appropriations Revenue	5.500%	6/15/29	3,100	3,698
New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/30	2,270	2,437
New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/30	140	148
New Jersey Economic Development Authority Appropriations Revenue	4.750%	6/15/31	755	854
New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/31	340	373
New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/32	1,250	1,408
New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/32	1,020	1,109
New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	1,425	1,621
New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/34	1,110	1,232
New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/35	1,500	1,792
New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/35	375	415
New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/36	190	210
New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/36	240	272
New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/37	1,025	1,130
New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/40	205	223
New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/41	645	724
New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/48	2,000	2,225
New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/48	1,610	1,841
New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/49	180	208
New Jersey Economic Development Authority Appropriations Revenue, ETM	5.000%	9/1/20	760	763
New Jersey Economic Development Authority Appropriations Revenue, ETM	5.000%	9/1/20	240	241
New Jersey Economic Development Authority Appropriations Revenue, ETM	5.000%	3/1/21	145	149
New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	3/1/21	300	309
New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	3/1/21	105	108
New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	9/1/22	150	165
New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	45	53
New Jersey Economic Development Authority College & University Revenue	5.000%	6/15/38	140	155

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Economic Development Authority College & University Revenue	5.000%	6/15/46	1,570	1,723
New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/20	2,110	2,131
New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/21	4,310	4,530
New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/22	575	624
New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/23	295	329
New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/25	445	492
New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/25	985	1,146
New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/26	1,860	2,197
New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/27	2,205	2,470
New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/42	2,075	2,343
New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/44	500	581
New Jersey Economic Development Authority Lease (Appropriation) Revenue (St. Government Buildings Project)	5.000%	6/15/31	1,500	1,765
New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/26	600	704
New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/48	100	92
New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/22	1,335	1,414
New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/23	310	328
New Jersey Economic Development Authority Miscellaneous Revenue	3.000%	3/1/24	710	724
New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/25	285	300
New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/26	430	451
New Jersey Economic Development Authority Miscellaneous Revenue, ETM	5.000%	3/1/21	1,500	1,542
New Jersey Economic Development Authority Miscellaneous Revenue, Prere.	5.000%	3/1/22	70	75
New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/22	1,480	1,540
New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/23	2,665	2,768
New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/24	1,085	1,125
New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/26	150	155
New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	4.250%	6/15/27	320	325
New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/28	250	257
New Jersey Educational Facilities Authority Appropriations Revenue	4.000%	9/1/25	195	215
New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/50	1,000	976
New Jersey GO	5.000%	8/15/20	500	501

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey GO	5.000%	6/1/22	700	753
	New Jersey GO	5.000%	6/1/28	125	147
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/20	120	122
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/20	2,480	2,522
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/21	1,000	1,032
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/21	50	53
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/21	875	930
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	800	876
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/22	1,085	1,195
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/22	1,280	1,419
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/23	100	110
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/23	980	1,098
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	355	403
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	295	333
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	740	835
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/23	440	500
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	170	192
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	1,055	963
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	1,195	1,369
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/25	200	232
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	310	275
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,470	1,303
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/26	450	463
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	2,160	1,862
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	1,540	1,323
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	1,000	1,184
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	2,160	2,535
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	1,270	1,064
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	5,000	4,161
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	1,360	1,589
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	2,990	2,423

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	1,925	1,553
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	2,995	2,417
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	500	605
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	1,825	2,126
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	1,505	1,753
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	14,265	11,476
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	1,565	1,220
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/29	5,000	6,035
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	1,800	2,087
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	150	174
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	1,310	992
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	2,220	1,666
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.100%	6/15/31	435	472
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	4,200	4,844
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	6/15/31	740	761
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	1,305	952
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	3,190	2,304
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	3,450	3,820
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/32	6,545	7,315
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	7,355	5,298
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	4,000	4,748
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	900	1,086
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/33	945	627
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	2,605	3,079
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/34	1,190	762
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	7,435	8,762
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	440	275
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	1,075	661
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	1,145	1,344
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/36	335	343

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	760	455
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	170	100
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/36	1,270	1,486
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	3,340	1,884
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	1,085	612
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	1,595	861
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/39	3,870	4,558
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/40	2,905	1,444
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/42	2,475	2,587
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	6/15/44	250	261
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.250%	6/15/43	5,925	6,948
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/46	5,000	5,727
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/22	125	134
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/23	115	123
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/23	250	276
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/25	580	615
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/27	630	683
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/28	1,400	1,476
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/28	525	568
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/29	455	518
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/30	465	506
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/31	120	123
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/32	860	904
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/33	910	956

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/36	12,925	13,892
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.750%	6/15/38	1,260	1,365
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/38	2,230	2,336
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/38	450	490
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/41	140	155
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/44	400	433
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/45	445	485
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/46	50	54
	New Jersey Transportation Trust Fund Authority Appropriations Revenue, Prere.	5.000%	6/15/21	1,370	1,428
	New Jersey Transportation Trust Fund Authority Appropriations Revenue, Prere.	5.250%	6/15/21	325	339
	New Jersey Transportation Trust Fund Authority Appropriations Revenue, Prere.	5.500%	6/15/21	9,105	9,527
	New Jersey Transportation Trust Fund Authority Appropriations Revenue, Prere.	6.000%	6/15/21	1,735	1,823
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/44	6,830	7,321
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.500%	6/15/46	2,000	2,005
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	2,000	2,129
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	250	285
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/32	1,160	803
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/33	1,520	1,009
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	595	321
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	4,025	2,080
[4]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.500%	12/15/22	5,000	5,506
[7]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/25	410	371
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/22	1,320	1,406
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/25	725	800
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/26	325	358
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	2,205	2,553
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	745	930
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	410	450
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	310	387
[1]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/27	385	492
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	4,710	5,165

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	665	768
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	2,705	2,962
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	610	703
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	900	1,111
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	825	948
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	260	320
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	500	630
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	880	1,008
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	300	347
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	180	220
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	1,455	1,661
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	105	124
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	480	584
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	460	523
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	465	534
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	500	618
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	2,610	2,963
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	530	607
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	1,065	1,282
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	580	655
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	200	215
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	4,695	5,726
	New Jersey Turnpike Authority Highway Revenue	3.250%	1/1/38	1,160	1,219
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/40	10,245	12,407
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/43	1,620	1,793
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/43	520	553
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	6,195	6,977
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/48	15,345	17,039
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/48	1,000	1,215
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/22	965	1,031
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/22	385	411
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	100	109
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	485	530
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	875	956
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	6,510	7,110
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	150	164
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	175	191
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	960	1,048
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	50	55
[4]	Newark Housing Authority Scholarship Foundation A New Jersey Non Lease Revenue (Newark Redevelopment Project)	5.000%	1/1/32	425	499
[4]	North Hudson NJ Sewerage Authority Lease Revenue, ETM	0.000%	8/1/25	2,000	1,921
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/20	70	71
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/39	80	87

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Jersey Transportation Authority Highway Revenue, ETM	5.000%	11/1/20	60	61
					396,091
New Mexico (0.0%)
	New Mexico Finance Authority Government Fund/Grant Revenue	5.000%	6/15/21	550	573
	New Mexico Finance Authority Miscellaneous Taxes Revenue	5.000%	6/15/22	325	354
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	4.000%	7/1/21	150	155
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	4.000%	7/1/22	240	258
					1,340
New York (21.3%)
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/46	175	52
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/47	240	68
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/28	885	1,114
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/29	755	947
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/30	1,425	1,779
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/32	700	865
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/33	650	798
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/34	1,195	1,462
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/36	525	596
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/36	200	243
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/37	5,735	6,954
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/39	600	724
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/42	3,055	3,666
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/44	3,250	3,623
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/45	1,025	1,223
	Hudson Yards Infrastructure Corp. Miscellaneous Taxes Revenue	5.250%	2/15/47	285	292
	Hudson Yards Infrastructure Corp. Miscellaneous Taxes Revenue	5.750%	2/15/47	3,450	3,543
	Hudson Yards Infrastructure Corp. Miscellaneous Taxes Revenue, Prere.	5.250%	2/15/21	15	15
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/22	160	158
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/26	110	103
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/26	185	201
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/28	290	261
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/30	1,700	2,095

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/30	310	392
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	1,500	1,617
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/42	1,935	2,084
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/42	1,095	1,334
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/44	2,610	3,004
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/45	210	245
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/47	2,705	3,272
[1]	Long Island Power Authority Electric Power & Light Revenue, Prere.	5.000%	5/1/21	600	622
	Long Island Power Authority Electric Power & Light Revenue, Prere.	5.000%	5/1/21	2,025	2,098
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/26	360	438
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/30	115	140
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/33	1,010	1,128
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/34	1,175	1,409
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/35	155	186
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/35	375	448
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/36	1,605	1,877
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/42	850	992
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/46	950	1,092
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/24	420	456
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/25	2,220	2,406
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/26	495	535
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/30	2,140	1,565
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/31	695	745
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/32	1,000	672
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/20	200	201
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/20	1,075	1,082
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	255	263
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	500	516
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	1,290	1,331
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	260	268

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/1/22	535	563
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	225	237
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	2,135	2,247
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	900	967
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	60	64
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	7,975	8,397
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	200	219
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	2,350	2,473
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	4,030	4,241
[1]	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/26	5,100	6,301
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	755	836
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,020	1,167
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	160	182
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,010	1,164
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/29	1,300	966
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	150	157
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,800	2,044
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	110	115
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	7,000	7,306
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	15,000	15,657
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/30	1,800	1,999
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	100	109
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/32	3,620	2,360
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	1,000	1,046
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/33	3,135	1,955
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	3,105	3,354
[2]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	2,230	2,578
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	1,695	1,904
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	385	418
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/35	5,195	5,417

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	945	1,026
Metropolitan Transportation Authority Transit Revenue	3.250%	11/15/36	275	271
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/37	500	521
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	600	646
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	3,490	3,832
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/38	2,000	2,086
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/38	100	104
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	150	158
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	1,845	1,946
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	770	806
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	545	571
Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/39	1,170	557
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	2,485	2,656
Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/40	755	343
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/41	225	234
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/42	1,000	1,047
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/42	795	827
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/42	10	10
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	615	636
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	895	945
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	550	576
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/44	980	1,034
Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/44	795	857
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	100	103
Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/45	13,420	14,975
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	8,085	8,442
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	300	309
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/46	150	164
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/48	895	1,022
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/50	12,385	14,195

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	55	59
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	11,250	12,818
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/56	1,100	1,206
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	1,165	1,274
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	910	1,002
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/57	1,435	1,590
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	5/15/21	11,000	11,209
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	2/1/23	17,000	17,849
	Metropolitan Transportation Authority Transit Revenue TRAN	4.250%	11/15/39	100	102
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/20	395	400
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.250%	11/15/20	1,070	1,085
[1]	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/21	475	505
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/21	700	744
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/21	400	425
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/21	1,645	1,747
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/21	150	159
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/21	245	260
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.250%	11/15/21	175	186
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.250%	11/15/21	435	463
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.250%	11/15/21	80	85
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	50	55
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	220	244
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	385	427
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	210	233
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	240	272
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/23	115	133
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/24	340	409
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/43	350	397
[6]	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/50	6,500	7,617
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/51	665	696

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/56	2,950	3,291
	Nassau County NY GO	5.000%	1/1/22	100	106
	Nassau County NY GO	5.000%	10/1/27	900	1,135
	Nassau County NY GO	5.000%	4/1/39	250	271
	Nassau County NY GO	5.000%	4/1/43	390	422
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	2,000	2,166
[7]	New York City Industrial Development Agency Miscellaneous Revenue PILOT	6.375%	1/1/39	2,495	2,506
	New York City Industrial Development Agency Recreational Revenue PILOT	5.000%	3/1/31	20	20
[4]	New York City Industrial Development Agency Recreational Revenue PILOT	5.000%	3/1/36	100	100
[7]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/44	150	76
[4]	New York City Industrial Development Agency Recreational Revenue PILOT	4.750%	3/1/46	130	130
[7]	New York City Industrial Development Agency Recreational Revenue PILOT	7.000%	3/1/49	120	121
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/27	1,775	2,293
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/28	800	1,021
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/29	1,610	2,048
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	230	278
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/33	10	13
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/34	3,100	3,690
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	750	890
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	2,040	2,522
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	265	306
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/36	4,000	5,056
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/37	2,270	2,873
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/38	1,000	1,169
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/40	4,120	4,833
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/41	600	702
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/49	5,000	5,269
	New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/21	100	105
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/21	15	16
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/25	160	167
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.250%	7/15/27	100	105
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	800	870

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/31	130	157
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	170	177
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	430	467
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	140	152
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	1,345	1,575
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	2,000	2,338
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	190	227
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/35	2,085	2,691
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/36	740	832
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/36	250	292
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	6,185	7,419
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	8,885	9,610
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	300	349
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/40	1,435	1,594
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/40	1,165	1,347
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	2,125	2,638
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	1,240	1,539
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	4,260	4,907
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	8,215	9,735
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.500%	7/15/47	1,395	1,520
New York City Transitional Finance Authority Building Aid Miscellaneous Revenue	5.000%	7/15/36	100	104
New York City Transitional Finance Authority Building Aid Miscellaneous Revenue	5.000%	7/15/40	1,500	1,558
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/20	240	243
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/20	310	311
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/20	475	481
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/21	235	246
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/21	1,550	1,624
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/21	350	371
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/21	415	440
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/21	2,205	2,337

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	2/1/22	470	482
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	310	328
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	385	426
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	135	149
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	1,365	1,574
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/24	2,385	2,835
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	595	630
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	115	138
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/25	2,090	2,236
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/25	140	153
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	1,960	2,366
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	245	303
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	185	204
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	630	757
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/27	555	655
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	125	150
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	185	226
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	540	691
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/28	2,325	2,587
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	110	130
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	955	1,217
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	455	560
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/29	1,105	1,299
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/29	80	97
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	4,860	5,345
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	3,200	4,064
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	415	522
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/30	325	364
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/30	1,075	1,337
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/30	225	287

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	1,515	1,806
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	520	657
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	655	800
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/31	2,015	2,332
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/31	60	67
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/31	155	195
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	300	351
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	720	843
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	825	990
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	2,720	2,868
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	7,720	8,472
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	200	242
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	4,230	5,299
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	2,510	3,072
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	150	175
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	375	462
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	920	1,104
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	905	954
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	100	110
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	510	591
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	360	438
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	1,460	1,869
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	140	163
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	110	135
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	400	404
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/34	3,700	4,465
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	465	518
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	2,445	2,971
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	395	460
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	2,230	2,729

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	590	705
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	195	235
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	350	357
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	100	120
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	100	121
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	595	756
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	3,295	3,831
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	660	794
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	705	777
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	705	865
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	360	410
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	1,400	1,717
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	3,500	4,321
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	1,335	1,550
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	5,615	6,678
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	1,270	1,462
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	3,000	3,185
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	425	520
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	1,000	1,152
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	1,600	1,953
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	2,565	3,098
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	1,035	1,306
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	3,110	3,690
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/38	1,615	1,934
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/38	1,090	1,242
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	1,500	1,505
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	2,185	2,424
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	1,840	2,371
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	920	1,066
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/38	6,820	7,698

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	4,660	4,991
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	1,800	2,312
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	690	782
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	4,250	4,965
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	4,895	5,664
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	5,000	5,902
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	3,355	3,389
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	1,050	1,255
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	15,085	18,155
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	2,225	2,737
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/41	2,875	3,587
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/42	150	168
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	225	253
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/42	5,600	6,190
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/42	3,125	3,598
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	5,860	6,864
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/42	495	556
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	5,250	6,345
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/44	750	847
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/45	19,700	23,463
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/45	3,010	3,666
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/45	2,000	2,346
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/46	2,500	2,677
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue, Prere.	5.500%	11/1/20	205	208
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/31	125	148
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/34	100	118
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/41	6,675	7,717
New York City Water & Sewer System Water Revenue	5.000%	6/15/26	25	26
New York City Water & Sewer System Water Revenue	5.000%	6/15/28	25	33
New York City Water & Sewer System Water Revenue	5.000%	6/15/29	235	276

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Water & Sewer System Water Revenue	5.250%	6/15/30	2,555	2,783
New York City Water & Sewer System Water Revenue	5.000%	6/15/32	1,500	1,838
New York City Water & Sewer System Water Revenue	4.000%	6/15/34	210	233
New York City Water & Sewer System Water Revenue	5.000%	6/15/34	1,180	1,275
New York City Water & Sewer System Water Revenue	5.000%	6/15/34	840	943
New York City Water & Sewer System Water Revenue	5.000%	6/15/34	1,140	1,390
New York City Water & Sewer System Water Revenue	5.000%	6/15/35	1,210	1,358
New York City Water & Sewer System Water Revenue	5.000%	6/15/35	640	718
New York City Water & Sewer System Water Revenue	5.000%	6/15/35	6,080	7,054
New York City Water & Sewer System Water Revenue	5.000%	6/15/35	3,020	3,675
New York City Water & Sewer System Water Revenue	5.000%	6/15/36	5,040	5,837
New York City Water & Sewer System Water Revenue	5.000%	6/15/36	1,000	1,158
New York City Water & Sewer System Water Revenue	5.000%	6/15/36	540	682
New York City Water & Sewer System Water Revenue	5.000%	6/15/36	3,510	4,261
New York City Water & Sewer System Water Revenue	5.250%	6/15/36	5,000	6,404
New York City Water & Sewer System Water Revenue	5.000%	6/15/37	890	1,061
New York City Water & Sewer System Water Revenue	5.000%	6/15/37	3,850	4,591
New York City Water & Sewer System Water Revenue	5.000%	6/15/37	2,360	2,900
New York City Water & Sewer System Water Revenue	5.250%	6/15/37	4,455	5,672
New York City Water & Sewer System Water Revenue	5.000%	6/15/38	355	397
New York City Water & Sewer System Water Revenue	5.000%	6/15/38	815	1,018
New York City Water & Sewer System Water Revenue	5.000%	6/15/38	1,030	1,318
New York City Water & Sewer System Water Revenue	4.500%	6/15/39	2,345	2,631
New York City Water & Sewer System Water Revenue	5.000%	6/15/39	3,755	4,325
New York City Water & Sewer System Water Revenue	5.000%	6/15/39	3,940	4,690
New York City Water & Sewer System Water Revenue	5.000%	6/15/39	260	309
New York City Water & Sewer System Water Revenue	5.000%	6/15/39	455	542
New York City Water & Sewer System Water Revenue	5.000%	6/15/39	1,650	1,996
New York City Water & Sewer System Water Revenue	4.000%	6/15/40	5,020	6,028
New York City Water & Sewer System Water Revenue	5.000%	6/15/40	1,470	1,774

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Water & Sewer System Water Revenue	5.000%	6/15/40	1,840	2,428
New York City Water & Sewer System Water Revenue	5.375%	6/15/40	1,610	1,637
New York City Water & Sewer System Water Revenue	4.000%	6/15/41	9,000	10,767
New York City Water & Sewer System Water Revenue	4.000%	6/15/41	3,000	3,650
New York City Water & Sewer System Water Revenue	4.000%	6/15/42	2,375	2,856
New York City Water & Sewer System Water Revenue	5.375%	6/15/43	3,955	4,021
New York City Water & Sewer System Water Revenue	5.000%	6/15/44	115	132
New York City Water & Sewer System Water Revenue	4.000%	6/15/45	190	199
New York City Water & Sewer System Water Revenue	4.000%	6/15/45	1,000	1,049
New York City Water & Sewer System Water Revenue	5.000%	6/15/45	155	178
New York City Water & Sewer System Water Revenue	5.000%	6/15/45	380	408
New York City Water & Sewer System Water Revenue	5.000%	6/15/45	2,495	2,638
New York City Water & Sewer System Water Revenue	4.000%	6/15/46	2,235	2,492
New York City Water & Sewer System Water Revenue	4.625%	6/15/46	3,000	3,309
New York City Water & Sewer System Water Revenue	5.000%	6/15/46	6,855	7,639
New York City Water & Sewer System Water Revenue	5.000%	6/15/46	200	241
New York City Water & Sewer System Water Revenue	5.000%	6/15/47	12,280	13,419
New York City Water & Sewer System Water Revenue	5.000%	6/15/47	290	323
New York City Water & Sewer System Water Revenue	5.000%	6/15/47	2,365	2,711
New York City Water & Sewer System Water Revenue	5.000%	6/15/47	1,830	2,239
New York City Water & Sewer System Water Revenue	5.000%	6/15/47	1,110	1,237
New York City Water & Sewer System Water Revenue	5.000%	6/15/48	1,750	2,149
New York City Water & Sewer System Water Revenue	4.000%	6/15/49	885	1,027
New York City Water & Sewer System Water Revenue	4.000%	6/15/49	5,250	6,193
New York City Water & Sewer System Water Revenue	4.000%	6/15/49	8,485	10,088
New York City Water & Sewer System Water Revenue	4.000%	6/15/49	2,000	2,378
New York City Water & Sewer System Water Revenue	5.000%	6/15/49	1,500	1,883
New York City Water & Sewer System Water Revenue	5.000%	6/15/49	1,735	2,224
New York City Water & Sewer System Water Revenue	5.000%	6/15/49	2,500	3,242
New York City Water & Sewer System Water Revenue	5.250%	6/15/49	2,500	3,189

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Water & Sewer System Water Revenue	3.000%	6/15/50	820	869
	New York City Water & Sewer System Water Revenue	4.000%	6/15/50	15,000	17,938
	New York City Water & Sewer System Water Revenue	5.000%	6/15/50	1,500	1,967
	New York City Water & Sewer System Water Revenue, Prere.	5.375%	12/15/20	7,725	7,872
	New York City Water & Sewer System Water Revenue, Prere.	5.500%	12/15/20	1,425	1,453
	New York City Water & Sewer System Water Revenue, Prere.	5.000%	6/15/21	1,000	1,042
	New York City Water & Sewer System Water Revenue, Prere.	5.000%	6/15/21	910	948
	New York City Water & Sewer System Water Revenue, Prere.	5.000%	6/15/21	225	234
	New York City Water & Sewer System Water Revenue, Prere.	5.000%	12/15/21	440	469
	New York City Water & Sewer System Water Revenue, Prere.	5.250%	12/15/21	685	732
	New York City Water & Sewer System Water Revenue, Prere.	5.000%	6/15/23	965	1,097
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/39	500	284
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/40	650	333
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/40	3,210	3,506
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	4.000%	11/15/45	100	105
	New York Liberty Development Corp. Lease Revenue (World Trade Center Project)	5.000%	11/15/44	8,545	8,887
	New York Liberty Development Corp. Lease Revenue (World Trade Center Project)	5.750%	11/15/51	6,425	6,743
	New York Liberty Development Corp. Port, Airport & Marina Revenue	5.000%	12/15/41	1,300	1,363
	New York NY GO	5.000%	8/1/20	1,505	1,505
	New York NY GO	5.000%	8/1/20	1,150	1,150
	New York NY GO	5.000%	8/1/20	1,455	1,455
	New York NY GO	5.000%	8/1/20	755	755
	New York NY GO	5.000%	8/1/20	2,140	2,140
	New York NY GO	5.000%	8/1/20	690	690
	New York NY GO	5.000%	8/1/20	3,800	3,800
	New York NY GO	5.000%	8/1/20	215	215
	New York NY GO	5.000%	8/1/20	1,325	1,325
	New York NY GO	5.000%	8/1/20	975	975
	New York NY GO	5.000%	8/1/20	1,430	1,430
	New York NY GO	5.000%	8/1/21	390	409
	New York NY GO	5.000%	8/1/21	765	802
	New York NY GO	5.000%	8/1/21	2,810	2,944
	New York NY GO	5.000%	8/1/21	125	131
	New York NY GO	5.000%	8/1/21	3,670	3,845
	New York NY GO	5.000%	8/1/21	100	105
	New York NY GO	5.000%	8/1/21	2,605	2,729
	New York NY GO	5.000%	8/1/21	175	183
	New York NY GO	5.000%	8/1/21	715	749
	New York NY GO	5.000%	8/1/21	315	330
	New York NY GO	5.000%	8/1/21	1,000	1,048
	New York NY GO	5.000%	8/1/22	3,495	3,826
	New York NY GO	5.000%	8/1/22	2,350	2,517

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York NY GO	5.000%	8/1/22	535	586
New York NY GO	5.000%	8/1/22	300	328
New York NY GO	5.000%	8/1/22	1,515	1,659
New York NY GO	5.000%	8/1/22	170	186
New York NY GO	5.000%	8/1/22	700	766
New York NY GO	5.000%	8/1/22	395	432
New York NY GO	5.000%	8/1/22	205	224
New York NY GO	5.000%	8/1/22	1,000	1,095
New York NY GO	5.000%	8/1/22	215	235
New York NY GO	5.000%	4/1/23	2,105	2,269
New York NY GO	5.000%	8/1/23	6,240	6,823
New York NY GO	5.000%	8/1/23	1,500	1,678
New York NY GO	5.000%	8/1/23	1,440	1,644
New York NY GO	5.000%	8/1/23	290	331
New York NY GO	5.000%	8/1/23	275	314
New York NY GO	5.000%	8/1/23	5,000	5,707
New York NY GO	5.000%	8/1/23	2,875	3,281
New York NY GO	5.000%	8/1/23	190	199
New York NY GO	5.000%	8/1/23	125	143
New York NY GO	5.000%	8/1/23	3,000	3,424
New York NY GO	5.000%	8/1/24	310	339
New York NY GO	5.000%	8/1/24	210	229
New York NY GO	5.000%	8/1/24	150	171
New York NY GO	5.000%	8/1/24	1,795	2,129
New York NY GO	5.000%	8/1/24	870	1,032
New York NY GO	5.000%	8/1/24	660	783
New York NY GO	5.000%	8/1/24	1,275	1,512
New York NY GO	5.000%	8/1/24	835	990
New York NY GO	5.000%	8/1/24	1,000	1,186
New York NY GO	5.000%	8/1/25	2,000	2,138
New York NY GO	5.000%	8/1/25	200	223
New York NY GO	5.000%	8/1/25	2,100	2,393
New York NY GO	5.000%	8/1/25	955	1,171
New York NY GO	5.000%	8/1/25	170	201
New York NY GO	5.000%	8/1/25	4,105	4,849
New York NY GO	5.000%	8/1/25	465	570
New York NY GO	5.000%	8/1/25	395	475
New York NY GO	5.000%	8/1/25	595	730
New York NY GO	5.000%	8/1/25	1,785	2,189
New York NY GO	5.000%	8/1/25	1,080	1,324
New York NY GO	5.000%	8/1/25	1,185	1,453
New York NY GO	5.000%	8/1/25	1,100	1,349
New York NY GO	5.000%	8/1/25	1,140	1,398
New York NY GO	5.000%	8/1/25	1,050	1,098
New York NY GO	5.000%	3/1/26	1,510	1,753
New York NY GO	5.000%	8/1/26	500	546
New York NY GO	5.000%	8/1/26	1,455	1,789
New York NY GO	5.000%	8/1/26	1,340	1,634
New York NY GO	5.000%	8/1/26	5,105	6,443
New York NY GO	5.000%	8/1/26	250	316
New York NY GO	5.000%	8/1/26	315	371
New York NY GO	5.000%	8/1/26	350	442
New York NY GO	5.000%	3/1/27	1,675	1,938
New York NY GO	5.000%	4/1/27	285	306
New York NY GO	5.000%	8/1/27	835	1,024
New York NY GO	5.000%	8/1/27	345	416
New York NY GO	5.000%	8/1/27	1,255	1,487
New York NY GO	5.000%	8/1/27	3,770	4,675

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York NY GO	5.000%	8/1/27	1,470	1,905
New York NY GO	5.000%	8/1/27	235	267
New York NY GO	5.000%	8/1/27	170	200
New York NY GO	5.000%	8/1/28	120	125
New York NY GO	5.000%	8/1/28	2,635	2,933
New York NY GO	5.000%	8/1/28	55	66
New York NY GO	5.000%	8/1/28	330	391
New York NY GO	5.000%	8/1/28	195	241
New York NY GO	5.000%	8/1/28	1,520	1,915
New York NY GO	5.000%	8/1/28	1,900	2,431
New York NY GO	5.000%	8/1/28	510	662
New York NY GO	5.000%	10/1/28	745	817
New York NY GO	5.000%	8/1/29	7,630	8,311
New York NY GO	5.000%	8/1/29	100	109
New York NY GO	5.000%	8/1/29	285	323
New York NY GO	5.000%	8/1/29	605	673
New York NY GO	5.000%	8/1/29	365	433
New York NY GO	5.000%	8/1/29	4,740	5,847
New York NY GO	5.000%	3/1/30	160	178
New York NY GO	5.000%	8/1/30	3,885	4,704
New York NY GO	5.000%	8/1/30	2,030	2,496
New York NY GO	5.000%	8/1/30	3,480	4,279
New York NY GO	5.000%	8/1/30	465	595
New York NY GO	5.000%	10/1/30	3,000	4,006
New York NY GO	5.000%	10/1/30	390	410
New York NY GO	5.000%	12/1/30	135	167
New York NY GO	5.000%	10/1/31	8,910	11,816
New York NY GO	5.250%	10/1/31	5,500	7,074
New York NY GO	5.000%	12/1/31	200	247
New York NY GO	5.000%	3/1/32	2,500	2,775
New York NY GO	5.000%	8/1/32	110	128
New York NY GO	5.000%	10/1/32	180	189
New York NY GO	5.000%	8/1/33	1,000	1,126
New York NY GO	5.000%	12/1/34	100	122
New York NY GO	5.000%	6/1/35	5,000	5,860
New York NY GO	5.000%	10/1/35	500	622
New York NY GO	5.000%	12/1/35	820	996
New York NY GO	5.000%	6/1/36	130	152
New York NY GO	4.000%	8/1/37	1,000	1,184
New York NY GO	5.000%	12/1/37	200	242
New York NY GO	4.750%	8/1/38	3,335	3,686
New York NY GO	5.000%	10/1/38	3,475	4,288
New York NY GO	5.000%	8/1/39	4,090	5,225
New York NY GO	4.000%	8/1/40	4,230	4,966
New York NY GO	5.000%	12/1/41	630	756
New York NY GO	4.000%	8/1/42	2,060	2,405
New York NY GO	4.000%	12/1/43	265	300
New York NY GO	3.500%	4/1/46	2,000	2,167
New York NY GO, ETM	5.000%	4/1/21	1,890	1,951
New York NY GO, Prere.	5.000%	8/1/21	70	73
New York NY GO, Prere.	5.000%	8/1/21	60	63
New York NY GO, Prere.	5.000%	8/1/21	220	231
New York NY GO, Prere.	5.000%	10/1/21	300	317
New York NY GO, Prere.	5.000%	10/1/21	5	5
New York Power Authority Electric Power & Light Revenue	4.000%	11/15/45	3,000	3,626
New York Power Authority Electric Power & Light Revenue	4.000%	11/15/50	4,500	5,417

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/55	3,000	3,583
	New York Power Authority Electric Power & Light Revenue	3.250%	11/15/60	8,000	8,480
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/21	160	166
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/22	100	109
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/23	65	70
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/24	135	145
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/27	770	825
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/29	665	712
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	865	1,007
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	5,000	7,080
[3]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/31	20	27
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	215	259
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	510	613
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	780	910
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	115	138
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	1,400	1,692
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/38	600	751
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/41	655	738
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	1,985	2,342
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/41	5,625	5,790
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/45	100	119
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/45	250	287
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	1,615	2,713
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/47	3,925	6,660
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/48	190	226
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/48	1,000	1,713
	New York State Dormitory Authority College & University Revenue (New School Project)	4.000%	7/1/43	500	536
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/21	125	131
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/21	1,400	1,462
	New York State Dormitory Authority College & University Revenue, Prere.	5.500%	7/1/21	415	435

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	600	656
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/23	800	911
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/20	875	890
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/21	580	595
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/21	190	195
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/21	1,540	1,579
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/21	1,230	1,266
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/21	760	783
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/21	475	489
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/21	1,000	1,030
New York State Dormitory Authority Income Tax Revenue	5.000%	8/15/21	330	346
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/21	3,860	4,114
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/22	2,290	2,456
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/22	435	468
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/22	140	151
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/22	1,900	2,046
New York State Dormitory Authority Income Tax Revenue	4.000%	12/15/22	435	474
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/22	4,465	4,968
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	2,065	2,314
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	115	129
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	100	112
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	875	980
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	1,755	1,966
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/23	465	523
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/23	3,040	3,382
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	4,715	5,501
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	185	216
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	150	175
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/24	210	216
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/24	260	280

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/24	520	609
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/24	1,900	2,224
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/24	5,565	6,513
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/24	900	1,000
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/25	2,050	2,377
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/25	520	629
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/25	3,000	3,628
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/25	1,580	1,916
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/25	405	491
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	100	125
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	570	660
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	1,050	1,307
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	105	113
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	5,285	6,597
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/27	450	566
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/27	7,055	8,465
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/27	5,240	6,707
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/27	710	785
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	1,445	1,809
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	895	1,033
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	1,100	1,311
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	2,060	2,702
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/28	2,115	2,336
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	720	926
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	80	92
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	250	297
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	615	731
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	1,755	1,879
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	1,380	1,645
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/29	140	154

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	125	144
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	1,000	1,187
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	5,830	6,238
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	520	600
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	355	430
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	1,930	2,296
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/30	580	639
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/31	1,015	1,117
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	400	474
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	25	30
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	1,995	2,133
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	220	266
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	1,210	1,437
New York State Dormitory Authority Income Tax Revenue	5.000%	6/15/31	820	903
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	2,150	2,540
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	3,215	4,015
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	420	483
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	1,340	1,613
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	3,525	4,154
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	1,590	1,880
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/33	3,015	3,661
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/34	1,000	1,155
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	5,050	6,341
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	40	53
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	215	221
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	1,440	1,727
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	775	914
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	2,000	2,461
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	1,685	1,930
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	5,595	6,690

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	1,100	1,319
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	370	434
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/37	2,000	2,287
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	580	710
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	910	1,128
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	1,090	1,275
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	255	291
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	5,040	6,462
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/38	1,480	1,912
	New York State Dormitory Authority Income Tax Revenue	5.000%	8/15/38	145	151
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	3,000	3,636
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	1,190	1,390
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/39	4,550	5,815
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/40	3,500	4,462
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/41	1,110	1,341
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	7,930	8,127
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	1,040	1,277
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	2,110	2,236
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	11,705	13,613
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	5,000	6,031
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/42	335	356
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/43	6,500	7,828
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/43	330	404
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/44	5,000	5,801
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/45	1,575	1,825
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/49	3,000	3,504
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/28	5	7
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/23	1,445	1,622
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/23	765	859
[3]	New York State Dormitory Authority Lease (Appropriation) Revenue	5.500%	5/15/22	1,810	1,979

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/22	2,035	2,228
New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/24	1,000	1,167
New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/31	1,500	1,631
New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/32	1,500	1,617
New York State Dormitory Authority Lease Revenue	5.000%	10/1/28	2,535	3,098
New York State Dormitory Authority Lease Revenue	5.000%	10/1/32	1,000	1,205
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/21	5,230	5,385
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22	3,195	3,440
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22	6,140	6,610
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	920	1,035
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24	715	805
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24	4,935	5,782
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	225	273
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/26	1,135	1,322
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/26	620	744
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/26	100	122
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/27	455	529
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/27	755	920
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/27	875	1,095
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/27	160	191
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	485	563
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	375	455
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	435	543
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	1,000	1,265
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	1,300	1,695
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	4,015	4,644
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	275	332
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	2,000	2,480
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	2,210	2,786
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	1,460	1,686

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	295	356
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	1,955	2,414
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	2,580	3,239
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	2,000	2,580
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	2,985	3,441
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	410	493
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	2,210	2,543
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	185	222
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	520	637
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	800	919
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	280	337
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	1,450	1,772
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	590	731
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	5,820	7,194
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	1,975	2,402
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	8,565	10,805
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	1,000	1,229
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	1,000	1,258
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	1,540	1,888
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	320	389
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	5,035	6,247
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/44	2,910	3,306
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/44	3,120	3,547
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/44	740	916
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/48	2,230	2,521
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/22	5	5
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	1,080	1,217
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	1,055	1,188
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	1,420	1,600
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	600	676

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/32	140	157
	New York State Environmental Facilities Corp. Water Revenue	5.000%	5/15/41	425	438
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/41	325	336
	New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/46	125	141
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/47	3,025	3,736
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/48	1,220	1,542
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	11/1/38	960	1,075
	New York State Thruway Authority Highway & Bridge Trust Fund Miscellaneous Revenue	5.000%	4/1/21	140	144
	New York State Thruway Authority Highway & Bridge Trust Fund Miscellaneous Revenue	5.000%	4/1/22	520	562
	New York State Thruway Authority Highway & Bridge Trust Fund Miscellaneous Revenue	5.000%	4/1/31	500	514
	New York State Thruway Authority Highway Revenue	5.000%	1/1/23	350	386
	New York State Thruway Authority Highway Revenue	5.000%	1/1/23	75	80
	New York State Thruway Authority Highway Revenue	5.000%	1/1/24	515	590
	New York State Thruway Authority Highway Revenue	5.000%	1/1/25	1,295	1,484
	New York State Thruway Authority Highway Revenue	5.000%	1/1/28	1,250	1,475
	New York State Thruway Authority Highway Revenue	5.000%	1/1/29	375	441
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	1,580	1,855
	New York State Thruway Authority Highway Revenue	5.000%	1/1/31	1,775	2,080
	New York State Thruway Authority Highway Revenue	5.000%	1/1/32	155	181
	New York State Thruway Authority Highway Revenue	5.000%	1/1/36	2,000	2,582
	New York State Thruway Authority Highway Revenue	4.000%	1/1/37	4,295	5,053
	New York State Thruway Authority Highway Revenue	4.000%	1/1/38	2,500	2,930
	New York State Thruway Authority Highway Revenue	5.000%	1/1/41	865	1,009
	New York State Thruway Authority Highway Revenue	4.125%	1/1/42	390	402
	New York State Thruway Authority Highway Revenue	5.000%	1/1/46	445	515
	New York State Thruway Authority Highway Revenue	4.000%	1/1/47	1,000	1,164
	New York State Thruway Authority Highway Revenue	3.000%	1/1/50	5,000	5,253
	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	5,000	5,713
[2]	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	2,465	2,839
	New York State Thruway Authority Highway Revenue	5.000%	1/1/51	515	594

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	New York State Thruway Authority Highway Revenue	3.000%	1/1/53	2,500	2,605
	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	10,000	11,397
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	2,500	2,863
	New York State Thruway Authority Highway Revenue	4.000%	1/1/56	685	742
	New York State Thruway Authority Highway Revenue	5.250%	1/1/56	1,000	1,161
	New York State Thruway Authority Highway Revenue, Prere.	5.000%	1/1/22	400	427
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/23	1,500	1,545
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/25	120	123
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/29	3,895	4,089
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/30	190	199
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/31	250	262
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/21	2,030	2,090
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/21	220	227
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/21	3,400	3,501
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	1,620	1,744
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	730	786
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	2,585	2,783
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	3,500	3,768
[4]	New York State Urban Development Corp. Income Tax Revenue	5.500%	3/15/23	3,795	4,312
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	360	404
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	465	543
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	2,125	2,482
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	3,350	3,762
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	545	660
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	320	359
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	495	599
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	1,235	1,513
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	2,500	3,114
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	1,345	1,717
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	100	122

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	4,815	5,943
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	100	112
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	7,695	8,593
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	355	433
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	2,095	2,584
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	145	185
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	5,130	5,722
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	210	243
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	945	1,149
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	965	1,076
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	170	189
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	145	162
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	640	739
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	1,010	1,291
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	2,850	3,173
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	115	118
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	200	231
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	1,485	1,859
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	410	456
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	955	1,155
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	3,600	3,995
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	525	583
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	710	856
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	175	217
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	705	809
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	765	920
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	165	200
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	260	315
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	145	185
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/37	2,800	3,724

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	2,000	2,497
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	3,105	3,827
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/43	2,250	2,473
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	1,500	1,769
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/47	1,010	1,155
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/48	7,500	7,981
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/49	3,500	4,105
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/49	7,500	8,797
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/50	1,295	1,374
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/21	5,000	5,148
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/44	7,000	8,180
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/46	2,000	2,328
	New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/49	2,500	2,642
[6]	Oyster Bay NY GO	2.000%	11/1/21	835	850
[6]	Oyster Bay NY GO	4.000%	11/1/22	820	882
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/20	485	493
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/21	395	420
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/26	240	285
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/26	290	328
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/27	355	425
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/27	200	212
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/29	265	317
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/30	100	113
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/32	300	356
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	6/1/33	255	286
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/33	40	42
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/33	395	468
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	105	120
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/34	4,010	4,741
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/35	100	100
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/35	150	177

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	1,470	1,894
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	60	68
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/37	120	120
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/38	1,055	1,244
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/39	1,265	1,268
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/39	4,710	5,344
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/40	5,100	5,901
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/41	2,080	2,112
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/41	3,785	4,429
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/41	5,895	7,037
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/42	355	427
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/43	1,000	1,146
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/43	120	133
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/45	420	484
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/46	1,225	1,461
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/47	5,020	6,088
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/48	1,020	1,254
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/49	1,875	2,165
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/55	250	293
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/56	270	327
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/57	1,150	1,385
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/57	9,925	12,121
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	6.125%	6/1/94	200	231
Sales Tax Asset Receivable Corp. Sales Tax Revenue	5.000%	10/15/21	420	445
Sales Tax Asset Receivable Corp. Sales Tax Revenue	5.000%	10/15/22	895	993
Sales Tax Asset Receivable Corp. Sales Tax Revenue	5.000%	10/15/26	975	1,156
Sales Tax Asset Receivable Corp. Sales Tax Revenue	5.000%	10/15/27	945	1,118
Sales Tax Asset Receivable Corp. Sales Tax Revenue	5.000%	10/15/28	730	862
Sales Tax Asset Receivable Corp. Sales Tax Revenue	5.000%	10/15/29	350	412
Sales Tax Asset Receivable Corp. Sales Tax Revenue	5.000%	10/15/30	1,650	1,939

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sales Tax Asset Receivable Corp. Sales Tax Revenue	5.000%	10/15/31	2,395	2,810
	Sales Tax Asset Receivable Corp. Sales Tax Revenue	4.000%	10/15/32	3,500	3,880
	Suffolk County Water Authority Water Revenue	3.000%	6/1/32	210	226
[4]	Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/20	185	188
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/21	375	392
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/21	165	175
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/21	295	312
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/22	1,040	1,146
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/22	110	121
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	635	727
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	255	285
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	150	172
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	390	430
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	415	491
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	240	284
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	500	558
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	1,370	1,526
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	1,250	1,528
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	175	214
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	1,840	2,047
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	260	286
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	265	294
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	315	415
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	335	442
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/29	630	529
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	335	424
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/30	2,575	2,106
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	755	949
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/31	2,920	2,321
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	2,075	2,528
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	3,115	2,412

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	2,065	1,591
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/32	425	528
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	575	711
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	385	475
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	1,000	1,270
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	3,590	4,389
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/38	1,000	1,106
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/38	880	1,073
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/40	1,190	1,385
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	2,130	2,574
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	1,000	1,223
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/44	3,000	3,689
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/45	3,150	3,329
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/46	90	106
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/47	2,015	2,302
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/47	2,960	3,555
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/48	9,015	9,496
Triborough Bridge & Tunnel Authority Highway Revenue, Prere.	5.000%	1/1/22	150	160
Triborough Bridge & Tunnel Authority Highway Revenue, Prere.	5.000%	1/1/22	1,345	1,437
Triborough Bridge & Tunnel Authority Highway Revenue, Prere.	5.250%	1/1/22	100	107
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/30	2,550	2,559
Troy Capital Resource Corp. College & University Revenue	5.125%	9/1/40	5,995	6,016
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/24	4,580	5,096
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/25	295	335
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/26	10	12
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/26	1,035	1,240
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/27	185	228
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/30	9,525	10,960
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/31	310	356
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/32	285	347

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/33	1,050	1,274
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	155	177
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	105	127
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	375	459
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/35	270	308
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/35	435	527
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/36	1,155	1,397
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/37	5,085	6,140
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/39	5,235	6,647
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/40	2,150	2,724
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	4,300	4,881
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	3,360	4,246
				1,905,381
North Carolina (1.0%)
Brunswick NC Enterprise Systems Water Revenue	3.000%	4/1/50	1,250	1,354
Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/47	160	192
Charlotte NC COP	3.000%	6/1/22	200	200
Charlotte NC COP	4.000%	6/1/49	2,750	3,184
Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/21	400	418
Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/38	125	125
Charlotte NC Water & Sewer System Water Revenue	4.000%	7/1/47	2,480	2,913
Forsyth County NC GO	3.000%	4/1/29	4,535	5,427
Mecklenburg County NC GO	5.000%	4/1/21	1,205	1,244
Mecklenburg County NC GO	5.000%	12/1/21	1,320	1,406
Mecklenburg County NC GO	5.000%	12/1/26	1,780	2,290
Mecklenburg County Public Facilities Corp. Appropriations Revenue	5.000%	2/1/23	1,080	1,209
North Carolina Appropriations Revenue	5.000%	5/1/21	2,375	2,461
North Carolina Appropriations Revenue	5.000%	5/1/22	560	608
North Carolina Appropriations Revenue	5.000%	6/1/23	2,265	2,570
North Carolina Appropriations Revenue	5.000%	5/1/25	5,165	6,056
North Carolina Appropriations Revenue	5.000%	5/1/25	1,065	1,297
North Carolina Appropriations Revenue	5.000%	6/1/25	330	403
North Carolina Appropriations Revenue	5.000%	5/1/27	740	957
North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	10/1/44	1,090	1,342
North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/25	1,225	1,520
North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/25	2,830	3,512
North Carolina Eastern Municipal Power Agency Electric Power & Light Revenue, ETM	5.000%	1/1/21	300	306

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina Eastern Municipal Power Agency Electric Power & Light Revenue, ETM	6.000%	1/1/22	792	857
	North Carolina Eastern Municipal Power Agency Electric Power & Light Revenue, Prere.	6.000%	1/1/22	205	221
	North Carolina GO	4.000%	5/1/21	970	998
	North Carolina GO	5.000%	5/1/21	1,450	1,503
	North Carolina GO	5.000%	5/1/22	500	542
	North Carolina GO	5.000%	6/1/22	225	245
	North Carolina GO	5.000%	6/1/24	1,775	2,102
	North Carolina GO	5.000%	6/1/25	1,845	2,265
	North Carolina GO	5.000%	6/1/26	3,250	4,119
	North Carolina GO	5.000%	6/1/28	5,000	6,724
	North Carolina GO	2.125%	6/1/36	1,180	1,211
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/23	2,115	2,370
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/25	5,165	6,244
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/26	300	361
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	100	120
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	1,990	2,624
	North Carolina Miscellaneous Revenue	5.000%	11/1/20	580	587
	North Carolina Miscellaneous Revenue, Prere.	5.000%	5/1/21	140	145
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/24	235	269
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/27	115	139
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/28	245	295
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/44	1,500	1,818
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/47	200	218
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	4,200	5,052
[1]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	705	872
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/51	200	218
	Raleigh NC Combined Enterprise System Water Revenue, Prere.	5.000%	3/1/21	265	272
	Union County NC Enterprise System Water Revenue	3.000%	6/1/34	1,275	1,435
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/35	1,300	1,524
	Wake County NC GO	5.000%	3/1/21	600	617
	Wake County NC GO	5.000%	3/1/23	335	377
					87,338
Ohio (1.5%)
	Akron OH Income Tax Revenue	5.000%	12/1/31	1,685	1,821
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/26	270	312
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/27	2,310	2,655
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/46	5	6
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	4.000%	2/15/42	1,395	1,584
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/42	285	302

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	4.375%	2/15/44	170	178
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project), Prere.	5.000%	2/15/22	70	75
	American Municipal Power Inc. Electric Power & Light Revenue, Prere.	5.250%	2/15/22	1,720	1,854
	Athens City School District GO	3.250%	12/1/48	2,775	3,007
[2]	Berea City School District GO	4.000%	12/1/53	250	276
	Brunswick City School District GO, Prere.	5.250%	6/1/23	500	572
	Brunswick City School District GO, Prere.	5.250%	6/1/23	640	732
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue, Prere.	6.250%	6/1/22	7,790	8,650
[4]	Cincinnati City School District GO	5.250%	12/1/31	200	292
	Cleveland Heights & University Heights City School District GO	4.500%	12/1/47	1,870	2,011
[1]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/22	355	375
[1]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/24	2,040	2,311
	Cleveland OH Airport System Port, Airport & Marina Revenue, Prere.	5.000%	1/1/22	200	214
	Cleveland State University College & University Revenue	5.000%	6/1/30	3,000	3,160
	Cleveland State University College & University Revenue	5.000%	6/1/37	295	309
	Columbus OH GO	4.000%	4/1/31	4,000	4,784
	Columbus OH GO, Prere.	5.000%	7/1/23	1,250	1,425
	Columbus OH Sewerage Revenue	5.000%	6/1/27	205	246
	Columbus OH Sewerage Revenue	5.000%	6/1/32	1,500	1,872
	Columbus OH Sewerage Revenue, Prere.	5.000%	12/1/24	5,405	6,506
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/48	3,125	3,270
	Cuyahoga Community College District College & University Revenue	5.000%	8/1/28	275	300
	Cuyahoga County OH Miscellaneous Revenue	5.250%	12/1/25	225	228
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/44	2,250	2,356
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/30	200	245
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/31	410	473
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/38	260	295
	Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/40	1,990	2,184
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	5/15/23	600	679
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	5/15/23	1,065	1,206
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	300	361
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	6,890	8,296
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	3,000	3,612
	Ohio GO	5.000%	9/15/21	650	685
	Ohio GO	5.000%	12/15/23	1,550	1,802
	Ohio GO	5.000%	9/15/24	645	772
	Ohio GO	5.000%	9/1/25	355	439
	Ohio GO	5.000%	5/1/27	160	208

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio GO	5.000%	5/1/30	2,130	2,569
	Ohio GO	5.000%	3/15/33	1,535	1,783
	Ohio GO	5.000%	5/1/34	3,000	3,571
	Ohio GO	5.000%	3/15/37	1,635	1,883
	Ohio Government Fund/Grant Revenue	5.000%	12/15/28	1,010	1,256
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/40	285	336
	Ohio Special Obligation Revenue	5.000%	12/1/31	1,000	1,246
	Ohio State University College & University Revenue	5.000%	12/1/29	5,000	6,941
	Ohio State University College & University Revenue	5.000%	12/1/39	645	758
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.250%	2/15/30	250	277
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/36	635	459
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/37	50	35
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/38	1,155	784
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.250%	2/15/39	105	115
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/40	170	108
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/42	615	367
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/43	605	350
[5]	Ohio Turnpike & Infrastructure Commission Highway Revenue, 5.700% coupon rate effective 02/15/2023	0.000%	2/15/34	15	18
	Ohio Turnpike & Infrastructure Commission Highway Revenue, Prere.	5.000%	2/15/23	5,625	6,303
	Ohio Turnpike & Infrastructure Commission Highway Revenue, Prere.	5.000%	2/15/23	1,395	1,563
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/28	770	984
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/31	3,890	4,828
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/25	135	165
	Ohio Water Development Authority Water Revenue	5.000%	6/1/29	5,790	7,877
	Ohio Water Development Authority Water Revenue	5.000%	12/1/29	2,245	3,092
	Revere Local School District GO, Prere.	5.000%	6/1/22	265	288
	South-Western City School District GO, Prere.	4.000%	6/1/22	220	235
[2]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/49	3,000	3,119
	University of Cincinnati College & University Revenue, Prere.	5.000%	12/1/23	800	927
[2]	Warrensville Heights City School District GO	5.000%	12/1/44	1,775	2,043
	Wickliffe City School District GO	3.125%	12/1/43	775	838
	Wickliffe City School District GO	3.250%	12/1/56	1,300	1,376
	Willoughby-Eastlake City School District GO	4.000%	12/1/50	1,000	1,091
	Willoughby-Eastlake City School District GO, Prere.	5.000%	12/1/25	295	367
	Winton Woods City School District GO, Prere.	5.000%	5/1/22	500	542
					131,434
Oklahoma (0.3%)

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Mustang Public School Project)	5.000%	9/1/28	755	941
Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/47	1,000	1,144
Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/30	6,640	8,333
Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/31	265	331
Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/32	2,170	2,698
Oklahoma Agricultural & Mechanical Colleges College & University Revenue	4.400%	8/1/39	345	345
Oklahoma Capitol Improvement Authority Appropriations Revenue	4.000%	7/1/34	680	786
Oklahoma Capitol Improvement Authority Lease Revenue (Oklahoma Department of Corrections Project)	4.000%	7/1/38	1,290	1,511
Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/47	200	235
Oklahoma State University College & University Revenue	4.000%	9/1/36	375	453
Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/22	250	255
Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/28	3,000	3,054
Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/28	155	203
Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/42	500	573
Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/42	500	595
Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/47	1,615	1,797
Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/48	5,220	5,891
				29,145
Oregon (0.8%)
Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/33	2,265	2,866
Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/35	420	264
Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/36	710	423
Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/39	500	256
Multnomah County OR GO	4.000%	6/1/27	2,105	2,239
Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/24	120	144
Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/25	120	149
Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/27	6,345	7,552
Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/29	2,450	2,900
Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/30	825	973
Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/31	4,410	5,181
Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/23	8,625	9,920
Oregon GO	5.000%	12/1/23	500	581
Oregon GO	5.000%	8/1/29	2,285	2,964
Oregon State Lottery Revenue	5.000%	4/1/25	1,175	1,375
Oregon State Lottery Revenue	5.000%	4/1/27	1,355	1,644
Oregon State Lottery Revenue	5.000%	4/1/28	160	194
Oregon State Lottery Revenue	5.250%	4/1/31	1,040	1,070

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oregon State Lottery Revenue	5.000%	4/1/36	2,400	2,995
	Oregon State University College & University Revenue	5.000%	4/1/45	1,000	1,153
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	5.000%	9/1/43	4,000	4,985
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/44	1,310	1,438
	Portland OR Sewer System Sewer Revenue	5.000%	6/1/21	620	645
	Portland OR Water System Water Revenue	5.000%	5/1/32	1,085	1,479
	Salem-Keizer School District No. 24J GO	5.000%	6/15/39	1,410	1,808
	Seaside School District No. 10 GO	0.000%	6/15/37	500	286
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/36	1,000	1,258
	Washington & Multnomah Counties School District No. 48J Beaverton GO, Prere.	5.000%	6/15/24	3,055	3,614
	Washington & Multnomah Counties School District No. 48J Beaverton GO, Prere.	5.000%	6/15/24	9,210	10,895
	Washington County OR GO	3.000%	7/1/34	1,055	1,188
					72,439
Pennsylvania (4.3%)
	Allegheny County PA GO	5.000%	11/1/27	1,180	1,504
	Allegheny County PA GO	5.000%	11/1/28	1,845	2,344
	Allegheny County PA GO	5.000%	11/1/29	120	152
	Allegheny County PA GO	5.000%	12/1/37	290	318
	Allegheny County PA GO	5.000%	11/1/41	430	527
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/20	1,145	1,162
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/22	795	879
[1]	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/40	180	183
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/43	1,020	1,257
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/48	1,000	1,133
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/25	335	355
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/30	150	158
	Capital Region Water Sewer Revenue	5.000%	7/15/28	375	476
[1]	Coatesville School District GO	5.000%	8/1/23	285	322
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/35	100	117
	Commonwealth Financing Authority Appropriations Revenue, Prere.	5.000%	6/1/22	1,485	1,615
	Commonwealth Financing Authority Appropriations Revenue, Prere.	5.000%	6/1/22	100	109
	Commonwealth of Pennsylvania COP	5.000%	7/1/28	400	518
	Commonwealth of Pennsylvania COP	5.000%	7/1/43	2,000	2,443
	Commonwealth of Pennsylvania GO	5.000%	9/15/20	135	136
	Commonwealth of Pennsylvania GO	5.000%	1/15/21	2,400	2,451
	Commonwealth of Pennsylvania GO	5.000%	7/1/21	275	287
	Commonwealth of Pennsylvania GO	5.000%	7/1/21	500	522
	Commonwealth of Pennsylvania GO	5.000%	7/1/21	380	396
	Commonwealth of Pennsylvania GO	5.000%	9/15/21	3,000	3,159
	Commonwealth of Pennsylvania GO	5.000%	10/15/21	390	412
	Commonwealth of Pennsylvania GO	5.000%	1/15/22	2,000	2,136
	Commonwealth of Pennsylvania GO	5.000%	3/15/22	1,005	1,081
	Commonwealth of Pennsylvania GO	5.000%	4/1/22	440	474

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Pennsylvania GO	5.000%	6/1/22	300	326
	Commonwealth of Pennsylvania GO	5.000%	7/1/22	100	109
	Commonwealth of Pennsylvania GO	5.000%	7/1/22	3,635	3,961
	Commonwealth of Pennsylvania GO	5.000%	9/15/22	1,000	1,098
	Commonwealth of Pennsylvania GO	5.000%	3/1/23	1,000	1,119
	Commonwealth of Pennsylvania GO	5.000%	3/15/23	525	589
	Commonwealth of Pennsylvania GO	4.000%	7/1/23	295	327
	Commonwealth of Pennsylvania GO	5.000%	1/15/24	3,060	3,543
	Commonwealth of Pennsylvania GO	5.000%	3/15/24	145	169
	Commonwealth of Pennsylvania GO	5.000%	6/15/24	225	265
	Commonwealth of Pennsylvania GO	5.000%	7/1/24	350	412
	Commonwealth of Pennsylvania GO	5.000%	8/15/24	1,090	1,290
	Commonwealth of Pennsylvania GO	5.000%	9/15/24	11,660	13,836
	Commonwealth of Pennsylvania GO	5.000%	1/15/25	1,000	1,200
	Commonwealth of Pennsylvania GO	5.000%	8/15/25	5,860	7,166
	Commonwealth of Pennsylvania GO	5.000%	9/15/25	1,840	2,256
[1]	Commonwealth of Pennsylvania GO	5.000%	9/15/25	1,250	1,544
	Commonwealth of Pennsylvania GO	5.000%	9/15/25	5,000	6,130
	Commonwealth of Pennsylvania GO	5.000%	1/1/26	2,000	2,472
	Commonwealth of Pennsylvania GO	5.000%	3/15/26	970	1,166
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	2,330	2,939
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	1,435	1,810
	Commonwealth of Pennsylvania GO	5.000%	1/1/27	2,900	3,680
	Commonwealth of Pennsylvania GO	5.000%	1/15/27	1,100	1,397
	Commonwealth of Pennsylvania GO	5.000%	3/15/27	660	790
	Commonwealth of Pennsylvania GO	5.000%	7/15/27	5,000	6,437
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	100	126
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	100	126
	Commonwealth of Pennsylvania GO	5.000%	1/1/28	2,000	2,532
	Commonwealth of Pennsylvania GO	5.000%	7/15/28	5,000	6,597
	Commonwealth of Pennsylvania GO	4.000%	10/15/28	100	111
	Commonwealth of Pennsylvania GO	5.000%	3/15/29	1,405	1,674
	Commonwealth of Pennsylvania GO	4.000%	6/1/29	1,250	1,328
	Commonwealth of Pennsylvania GO	5.000%	9/15/29	865	1,082
	Commonwealth of Pennsylvania GO	4.000%	1/1/30	3,500	4,179
	Commonwealth of Pennsylvania GO	5.000%	3/15/31	3,665	4,337
	Commonwealth of Pennsylvania GO	5.000%	3/15/32	5,000	5,894
	Commonwealth of Pennsylvania GO	4.000%	6/15/32	395	439
	Commonwealth of Pennsylvania GO	5.000%	10/15/32	430	490
	Commonwealth of Pennsylvania GO	5.000%	3/15/33	7,835	9,201
	Commonwealth of Pennsylvania GO	4.375%	10/15/33	100	111
	Commonwealth of Pennsylvania GO	4.000%	3/15/34	5,200	5,862
	Commonwealth of Pennsylvania GO	4.000%	9/15/34	735	856
[1]	Commonwealth of Pennsylvania GO	3.000%	2/1/35	120	131
	Commonwealth of Pennsylvania GO	4.000%	3/1/35	2,000	2,386
	Commonwealth of Pennsylvania GO	4.000%	3/1/36	4,500	5,349
	Commonwealth of Pennsylvania GO, Prere.	5.000%	11/15/21	1,205	1,280
	Commonwealth of Pennsylvania GO, Prere.	5.000%	11/15/21	390	414
	Commonwealth of Pennsylvania GO, Prere.	5.000%	11/15/21	1,545	1,641
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/1/22	3,185	3,466
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/1/22	500	544
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/1/22	2,110	2,296
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/1/22	1,400	1,524
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	1,500	1,692
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	250	282
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	770	869
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	10,865	12,256
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/15/24	100	119

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Delaware River Port Authority Highway Revenue	5.000%	1/1/21	2,000	2,037
	Delaware River Port Authority Highway Revenue	4.500%	1/1/32	270	297
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	100	111
	Delaware River Port Authority Port, Airport & Marina Revenue	5.000%	1/1/26	195	209
	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue	5.750%	7/1/32	3,940	5,699
[3]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	1,620	2,121
	Haverford Township PA GO	4.000%	6/1/30	430	514
	Lehigh County Authority Water Revenue	5.000%	12/1/43	380	429
	Marple Newtown School District GO	3.000%	6/1/44	2,250	2,437
	Montgomery County Higher Education and Health Authority College & University Revenue	5.250%	11/1/42	400	426
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/43	1,000	1,215
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	1,000	1,207
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/49	1,000	1,100
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/1/34	225	278
	Pennsylvania Economic Development Financing Authority Parking Auto Parking Revenue	6.000%	7/1/53	140	160
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/31	1,025	1,062
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	9/1/32	2,000	2,301
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.125%	5/1/36	1,055	1,094
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	6/15/45	130	135
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	9/1/45	200	212
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	5/1/21	1,105	1,145
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.125%	5/1/21	110	114
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	270	291
	Pennsylvania State University College & University Revenue	5.000%	9/1/42	1,815	2,244
	Pennsylvania State University GO, Prere.	5.000%	6/15/24	1,600	1,896
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	0.000%	12/1/38	230	143
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	500	606
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	3,605	4,469
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	130	149
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	1,200	1,414
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	300	362
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	170	204

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	1,005	1,231
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	250	290
	Pennsylvania Turnpike Commission Highway Revenue	6.000%	12/1/30	2,325	2,998
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	1,000	1,204
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/33	150	166
[1]	Pennsylvania Turnpike Commission Highway Revenue	6.250%	6/1/33	1,075	1,392
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	3,100	3,564
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	1,120	1,355
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/34	5,000	5,513
[1]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/34	145	181
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,740	3,403
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/35	340	378
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	670	791
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	5,000	6,193
	Pennsylvania Turnpike Commission Highway Revenue	6.375%	12/1/38	1,575	2,015
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/39	1,130	1,240
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/39	1,500	1,742
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	3,265	3,716
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/39	250	283
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	4,195	4,985
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	1,695	1,978
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	175	200
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	100	117
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/42	5,900	6,920
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	1,970	2,359
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	250	275
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	1,000	1,225
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	280	317
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	830	938
[2]	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/44	240	272

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	1,000	1,139
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	290	330
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	525	605
Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/45	100	115
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	500	569
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	795	924
Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/47	2,500	2,950
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	4,025	4,774
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	2,905	3,188
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/49	6,525	8,017
Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/20	300	305
Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.350%	12/1/20	360	366
Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.350%	12/1/20	20	20
Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.350%	12/1/20	20	20
Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.350%	12/1/20	15	15
Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.450%	12/1/20	965	982
Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.750%	12/1/20	575	585
Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.750%	12/1/20	55	56
Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.750%	12/1/20	100	102
Pennsylvania Turnpike Commission Highway Revenue, Prere.	6.000%	12/1/20	90	92
Pennsylvania Turnpike Commission Highway Revenue, Prere.	6.000%	12/1/20	115	117
Pennsylvania Turnpike Commission Highway Revenue, Prere.	6.000%	12/1/20	2,410	2,456
Pennsylvania Turnpike Commission Highway Revenue, Prere.	6.500%	12/1/20	285	291
Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/21	225	239
Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	3,405	3,782
Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	1,045	1,162
Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	8,075	8,970
Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/23	11,190	12,973
Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.250%	12/1/23	50	58
Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	9/1/42	100	109

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/42	850	1,003
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/47	775	908
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/24	255	294
	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	10/1/35	85	94
	Philadelphia Gas Works Co. Natural Gas Revenue	5.250%	8/1/40	1,385	1,390
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	1,235	1,461
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/47	1,500	1,735
	Philadelphia Gas Works Co. Natural Gas Revenue, Prere.	5.250%	8/1/20	145	145
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.250%	6/15/29	125	126
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	6/15/40	1,700	1,708
	Philadelphia PA GO	5.000%	8/1/26	5,225	6,483
[1]	Philadelphia PA GO	5.000%	8/1/30	500	637
	Philadelphia PA GO	5.000%	2/1/39	3,000	3,800
	Philadelphia PA GO, Prere.	6.000%	8/1/20	275	275
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	1/1/36	1,250	1,268
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/40	1,200	1,370
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	1/1/41	3,870	3,924
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/43	1,000	1,251
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/48	1,030	1,280
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	4,000	5,072
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.125%	1/1/22	70	75
	Philadelphia School District GO	5.000%	9/1/24	1,045	1,228
	Philadelphia School District GO	5.000%	9/1/25	455	547
[4]	Philadelphia School District GO	5.000%	6/1/27	195	248
[1]	Philadelphia School District GO	4.000%	9/1/43	1,060	1,240
	Philadelphia School District GO	5.000%	9/1/44	2,535	3,145
[1]	Pittsburgh and Allegheny County Sports & Exhibition Authority Sales Tax Revenue	5.000%	2/1/31	1,100	1,102
[1]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/34	2,200	2,649
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/44	2,000	2,540
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	1,760	2,315
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	300	369
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/31	5	6
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	390	473
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	4.000%	9/15/44	7,875	8,725
[2]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/38	5,000	5,941
[2]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/42	535	631
	Westmoreland County Municipal Authority Water Revenue, Prere.	5.000%	8/15/23	375	429

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Wilkes-Barre PA Area School District GO	4.000%	4/15/54	1,200	1,371
[2]	Wilkes-Barre PA Area School District GO	5.000%	4/15/59	515	633
					388,375
Rhode Island (0.0%)
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/21	2,070	2,150
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/23	175	197
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/24	505	587
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/28	560	677
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/40	100	114
					3,725
South Carolina (0.8%)
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/24	200	230
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/25	2,205	2,531
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/27	1,195	1,364
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	4.000%	12/1/28	1,475	1,635
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/30	780	884
	Charleston SC Waterworks & Sewer System Water Revenue, Prere.	5.000%	1/1/21	110	112
	Florence SC Combined Waterworks & Sewerage System Water Revenue	3.000%	9/1/36	4,495	4,967
	Horry County SC School District GO	5.000%	3/1/21	270	278
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/22	300	306
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	1/1/32	185	185
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/23	30	34
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/25	70	82
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/26	15	17
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/28	245	285
[4]	South Carolina Public Service Authority Miscellaneous Revenue	3.000%	12/1/29	10	11
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/29	35	41
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/30	25	29
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/31	535	617
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/34	10	11
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/39	280	318
	South Carolina Public Service Authority Miscellaneous Revenue	4.000%	12/1/45	50	53
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/46	1,770	1,998

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/21	110	116
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/21	620	655
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/22	5	6
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/23	20	23
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/26	25	30
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/28	95	115
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/29	40	48
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/31	65	76
South Carolina Public Service Authority Nuclear Revenue	3.125%	12/1/32	45	48
South Carolina Public Service Authority Nuclear Revenue	4.000%	12/1/32	115	130
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/32	20	23
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/32	310	370
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	450	535
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	260	313
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/34	560	664
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/34	265	318
South Carolina Public Service Authority Nuclear Revenue	3.250%	12/1/35	80	85
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	90	106
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/36	640	755
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	595	701
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	570	680
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	380	422
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	1,070	1,187
South Carolina Public Service Authority Nuclear Revenue	5.125%	12/1/43	265	293
South Carolina Public Service Authority Nuclear Revenue	5.125%	12/1/43	745	825
South Carolina Public Service Authority Nuclear Revenue	4.000%	12/1/45	220	237
South Carolina Public Service Authority Nuclear Revenue	3.750%	12/1/48	55	55
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/48	5,520	6,073
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/49	9,785	10,889
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/50	6,310	7,196

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Public Service Authority Nuclear Revenue	5.500%	12/1/53	1,880	2,095
	South Carolina Public Service Authority Nuclear Revenue	5.500%	12/1/54	1,350	1,524
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/55	1,825	2,077
	South Carolina Public Service Authority Nuclear Revenue	5.250%	12/1/55	1,060	1,234
	South Carolina Public Service Authority Nuclear Revenue	4.000%	12/1/56	630	688
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/56	365	426
[1]	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/56	15	18
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/21	90	95
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/29	20	21
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/30	150	160
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/32	40	43
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/43	9,265	9,798
	South Carolina Public Service Authority Water Revenue (Santee Cooper Project)	4.375%	12/1/33	80	83
	South Carolina Public Service Authority Water Revenue (Santee Cooper Project)	5.000%	12/1/36	3,620	3,790
	South Carolina Public Service Authority Water Revenue, ETM	5.000%	12/1/21	25	27
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/20	275	277
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/24	220	260
[1]	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/37	1,190	1,491
					73,069
Tennessee (0.5%)
	Memphis & Shelby County Port Commission Port, Airport & Marina Revenue	5.000%	4/1/35	500	511
[1]	Memphis Center City Finance Corp. Sales Tax Revenue, Prere.	5.250%	11/1/21	770	818
	Memphis TN GO	5.000%	4/1/26	7,275	8,822
	Memphis TN GO	4.000%	6/1/32	1,340	1,578
	Metropolitan Government of Nashville & Davidson County TN Electric Electric Power & Light Revenue	5.000%	5/15/27	500	565
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/22	785	858
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/24	505	587
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/25	110	133
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/26	2,275	2,834
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/27	720	908
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/33	1,430	1,699
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/33	3,000	3,616

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/34	750	888
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/29	8,820	10,711
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	1/1/23	410	458
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	2,500	3,145
	Shelby County TN GO	5.000%	3/1/24	690	807
	Tennessee GO	5.000%	8/1/21	5,365	5,624
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities Program)	5.000%	11/1/40	165	197
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities Program)	5.000%	11/1/43	480	522
					45,281
Texas (10.1%)
[4]	Alamo Community College District GO	4.500%	8/15/33	25	25
	Alamo Heights Independent School District GO	4.000%	2/1/30	330	395
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/46	310	362
	Aldine Independent School District GO	5.000%	2/15/22	1,250	1,343
	Alief Independent School District GO	4.000%	2/15/30	2,480	2,914
	Alief Independent School District GO	4.000%	2/15/31	2,580	3,014
	Alvin TX Independent School District GO	4.000%	2/15/29	3,415	3,816
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/33	350	413
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/42	1,000	1,140
	Austin Independent School District GO	5.000%	8/1/20	1,000	1,000
	Austin TX GO	5.000%	9/1/20	1,250	1,255
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/37	315	343
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/39	535	617
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/41	200	210
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/42	105	114
	Bexar County TX GO	5.000%	6/15/38	1,500	1,755
	Bexar County TX GO	5.000%	6/15/43	2,415	2,946
	Bexar County TX GO, Prere.	5.000%	6/15/23	1,460	1,661
	Brownsville TX Utilities System Multiple Utility Revenue	4.000%	9/1/30	170	188
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/40	300	341
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/43	1,125	1,204
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/45	100	113
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	730	829
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	6.000%	1/1/21	205	210
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	6.250%	1/1/21	275	282
[3]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/22	95	94
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/31	1,425	1,591
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/33	1,615	1,792

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/34	9,265	10,266
	Central Texas Turnpike System Highway Revenue	0.000%	8/15/36	725	380
	Central Texas Turnpike System Highway Revenue	0.000%	8/15/37	3,630	1,814
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	4,625	5,261
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	780	859
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/42	6,400	6,997
	Central Texas Turnpike System Highway Revenue, Prere.	5.000%	8/15/22	1,033	1,134
	Clear Creek Independent School District GO PUT	1.450%	8/14/20	130	130
	Clint Independent School District GO	5.000%	8/15/45	1,615	1,932
	Collin County Community College District GO	5.000%	8/15/24	1,500	1,787
	Collin County Community College District GO	5.000%	8/15/33	1,075	1,438
	Colorado River Municipal Water District Water Revenue, Prere.	5.000%	1/1/21	160	163
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	350	424
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	455	528
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	710	877
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/29	2,360	2,823
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/44	1,500	1,718
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/28	5,500	7,336
[3]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/29	280	389
[3]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/30	270	383
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/36	3,000	3,559
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/41	4,245	4,990
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/46	265	310
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/48	1,265	1,477
	Dallas County Community College District GO	4.000%	2/15/28	730	878
	Dallas County Utility & Reclamation District GO	5.000%	2/15/27	100	126
	Dallas County Utility & Reclamation District GO	5.000%	2/15/28	530	687
	Dallas Independent School District GO	5.000%	2/15/23	2,050	2,299
	Dallas Independent School District GO	4.000%	8/15/24	1,435	1,544
	Dallas Independent School District GO	5.000%	8/15/24	525	626
	Dallas Independent School District GO	5.000%	8/15/28	1,075	1,272
	Dallas Independent School District GO	4.000%	2/15/29	5,050	5,813
	Dallas Independent School District GO	5.000%	8/15/29	175	191
	Dallas Independent School District GO PUT	5.000%	2/15/22	380	405
	Dallas Independent School District GO, Prere.	5.000%	2/15/22	385	413
	Dallas TX GO	5.000%	2/15/23	3,270	3,662
	Dallas TX GO	5.000%	2/15/27	1,840	2,119
	Dallas TX GO	5.000%	2/15/28	2,200	2,532
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/23	515	593
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/24	1,605	1,912
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/27	1,850	2,270
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/29	590	745
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/30	710	892
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/31	195	244
	Dallas TX Waterworks & Sewer System Water Revenue, Prere.	5.000%	10/1/20	315	317

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dallas TX Waterworks & Sewer System Water Revenue, Prere.	5.000%	10/1/21	105	111
	Dallas TX Waterworks & Sewer System Water Revenue, Prere.	5.000%	10/1/22	545	602
	Dallas TX Waterworks & Sewer System Water Revenue, Prere.	5.000%	10/1/22	50	55
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/23	370	374
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/25	230	243
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	3,000	3,035
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	120	121
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	410	462
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/31	925	936
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/31	235	266
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	275	278
[6]	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	2,000	2,683
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/33	1,625	1,831
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/34	1,730	1,746
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/35	170	172
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/35	5,830	5,898
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/38	290	313
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/43	215	238
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/45	10,545	11,057
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue, Prere.	5.000%	11/1/20	395	400
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue, Prere.	5.000%	11/1/20	9,800	9,916
	Denton Independent School District GO	5.000%	8/15/48	2,565	3,164
	Dripping Springs TX Independent School District GO	5.000%	2/15/27	1,155	1,335
	El Paso Independent School District GO	4.000%	8/15/48	5,000	6,047
	El Paso Municipal Drainage Utility System Sewer Revenue	4.000%	3/1/29	665	802
	Fort Bend County TX GO	5.000%	3/1/28	2,375	2,860
	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/41	7,045	8,162
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	5.000%	3/1/32	70	75
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	5.000%	3/1/37	580	621
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	4.000%	3/1/46	585	606
	Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/29	740	858
	Frisco Independent School District GO	5.000%	8/15/36	1,265	1,661
	Granbury Independent School District GO	5.000%	8/1/23	1,000	1,138

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/43	5,440	6,771
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/45	3,000	3,558
	Grand Parkway Transportation Corp. Highway Revenue	3.000%	10/1/50	2,000	2,081
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.000%	10/1/23	26,170	30,087
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.250%	10/1/23	16,650	19,273
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.500%	10/1/23	7,515	8,758
	Hallsville TX Independent School District GO	5.000%	2/15/22	4,335	4,656
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/32	1,000	1,161
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/34	750	865
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/36	400	458
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/37	375	428
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/26	2,500	2,956
	Harris County Flood Control District Lease Revenue, Prere.	5.000%	10/1/20	1,840	1,854
	Harris County TX GO	5.000%	10/1/23	280	282
	Harris County TX GO	5.000%	10/1/24	280	309
	Harris County TX GO	5.000%	10/1/24	545	601
	Harris County TX GO	5.000%	10/1/26	860	1,062
	Harris County TX GO	5.000%	10/1/27	2,590	3,188
	Harris County TX GO	5.000%	10/1/28	800	984
	Harris County TX Highway Revenue	5.000%	8/15/22	670	734
	Harris County TX Highway Revenue	5.000%	8/15/23	515	588
	Harris County TX Highway Revenue	5.000%	8/15/24	1,425	1,689
	Harris County TX Highway Revenue	5.000%	8/15/28	545	682
	Harris County TX Highway Revenue	5.000%	8/15/29	850	923
	Harris County TX Highway Revenue	5.000%	8/15/30	150	163
	Harris County TX Highway Revenue	5.000%	8/15/30	330	411
	Harris County TX Highway Revenue	5.000%	8/15/36	1,075	1,312
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/25	625	708
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/26	175	197
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/30	205	214
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/34	585	345
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/43	200	81
	Hidalgo County TX GO	4.000%	8/15/43	3,895	4,518
	Houston Community College System GO	5.000%	2/15/33	430	474
	Houston Community College System GO	5.000%	2/15/34	130	143
	Houston Community College System GO	5.000%	2/15/43	5,815	6,370
	Houston Independent School District GO	5.000%	2/15/21	260	267
	Houston Independent School District GO	5.000%	2/15/21	100	103
	Houston Independent School District GO	5.000%	2/15/23	1,020	1,143

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Houston Independent School District GO	5.000%	2/15/24	3,570	4,163
	Houston Independent School District GO	5.000%	2/15/25	2,585	3,120
	Houston Independent School District GO	5.000%	2/15/26	1,740	2,163
	Houston Independent School District GO	5.000%	2/15/27	125	155
	Houston Independent School District GO	5.000%	2/15/29	195	241
	Houston Independent School District GO	5.000%	2/15/30	820	1,012
	Houston Independent School District GO	5.000%	2/15/31	3,570	4,389
	Houston Independent School District GO	4.000%	2/15/33	500	594
	Houston Independent School District GO PUT	2.400%	6/1/21	2,500	2,541
	Houston Independent School District GO PUT	2.250%	6/1/22	1,000	1,029
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	1,075	1,117
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	550	708
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/21	1,625	1,686
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/22	965	1,048
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/23	320	363
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/24	280	330
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/27	610	714
	Houston TX Combined Utility System Sewer Revenue	5.000%	11/15/33	5,000	5,066
	Houston TX Combined Utility System Sewer Revenue, Prere.	5.250%	11/15/20	215	218
	Houston TX Combined Utility System Sewer Revenue, Prere.	5.250%	11/15/20	170	172
	Houston TX Combined Utility System Sewer Revenue, Prere.	5.250%	11/15/20	2,450	2,484
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/24	300	360
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/30	1,000	1,255
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/35	325	400
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/36	285	350
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/37	135	157
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/39	525	610
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/44	75	87
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/47	2,215	2,406
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/48	3,230	3,813
[1]	Houston TX Combined Utility System Water Revenue, ETM	0.000%	12/1/27	1,395	1,335
	Houston TX Combined Utility System Water Revenue, Prere.	5.000%	11/15/21	100	106
	Houston TX Combined Utility System Water Revenue, Prere.	5.000%	11/15/21	175	186
	Houston TX Combined Utility System Water Revenue, Prere.	5.000%	11/15/21	400	425
	Houston TX Combined Utility System Water Revenue, Prere.	5.000%	11/15/21	750	797
	Houston TX GO	5.000%	3/1/22	10,000	10,761

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Houston TX GO	5.000%	3/1/22	2,955	3,180
Houston TX GO	5.000%	3/1/23	4,900	5,500
Houston TX GO	5.000%	3/1/25	100	121
Houston TX GO	5.000%	3/1/26	645	801
Houston TX GO	5.000%	3/1/27	1,140	1,406
Houston TX GO	5.000%	3/1/27	2,460	3,136
Houston TX GO	5.000%	3/1/28	300	369
Houston TX GO, Prere.	5.000%	3/1/22	225	242
Houston TX GO, Prere.	5.000%	3/1/22	225	242
Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/29	600	633
Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/31	500	525
Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/32	1,030	1,077
Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/32	500	529
Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/34	500	521
Irving TX GO	5.000%	9/15/29	1,525	2,028
Keller TX Independent School District GO	4.000%	2/15/35	5,000	5,624
Klein Independent School District GO	4.000%	8/1/29	1,625	1,892
Lake Travis Independent School District GO, Prere.	5.000%	2/15/21	65	67
Lake Travis Independent School District GO, Prere.	5.000%	2/15/21	325	333
Lake Travis Independent School District GO, Prere.	5.000%	2/15/21	120	123
Laredo Independent School District GO	4.000%	8/1/28	1,640	1,860
Leander Independent School District GO	5.000%	8/15/26	440	502
Leander Independent School District GO	5.000%	8/15/38	450	537
Leander Independent School District GO	5.000%	8/15/40	400	476
Leander Independent School District GO	0.000%	8/16/42	1,655	790
Leander Independent School District GO	5.000%	8/15/49	2,000	2,414
Lewisville Independent School District GO	5.000%	8/15/20	465	466
Lewisville Independent School District GO	5.000%	8/15/25	2,740	3,132
Lewisville Independent School District GO	4.000%	8/15/26	495	582
Lewisville Independent School District GO	4.000%	8/15/27	1,070	1,255
Lewisville Independent School District GO	5.000%	8/15/28	1,455	1,778
Lone Star College System College & University Revenue	5.000%	2/15/36	1,025	1,050
Lone Star College System College & University Revenue	5.000%	2/15/43	565	578
Lone Star College System GO	5.000%	2/15/24	450	526
Longview Independent School District GO	4.000%	2/15/30	4,480	5,247
Lower Colorado River Authority Lease Revenue	5.000%	5/15/22	2,215	2,298
Lower Colorado River Authority Lease Revenue	4.000%	5/15/31	1,250	1,321
Lower Colorado River Authority Lease Revenue	5.000%	5/15/37	1,335	1,431
Lower Colorado River Authority Lease Revenue	4.000%	5/15/39	100	104
Lower Colorado River Authority Lease Revenue	5.000%	5/15/39	3,775	4,175
Lower Colorado River Authority Lease Revenue	5.000%	5/15/40	500	583
Lower Colorado River Authority Lease Revenue	5.000%	5/15/41	1,275	1,315
Lower Colorado River Authority Lease Revenue	3.875%	5/15/49	5,000	5,576
Mesquite Independent School District GO	5.000%	8/15/32	3,845	4,794
Midland County Fresh Water Supply District No. 1 Water Revenue (Midland Projects), Prere.	5.000%	9/15/22	440	484
Monahans-Wickett-Pyote Independent School District GO	3.000%	2/15/32	1,415	1,567

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/43	2,000	2,151
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/48	2,000	2,139
	New Braunfels TX Utility System Electric Power & Light Revenue	3.000%	7/1/45	1,000	1,074
	New Caney Independent School District GO	5.000%	2/15/38	2,500	3,093
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/22	600	624
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	130	140
[2]	North Harris County Regional Water Authority Water Revenue	5.000%	12/15/30	3,395	3,750
	North Texas Municipal Water District Sewer Revenue	4.000%	6/1/31	360	435
	North Texas Municipal Water District Water System Water Revenue	3.000%	9/1/33	2,250	2,529
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/33	4,540	5,456
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/34	5,750	6,897
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/21	455	464
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/21	2,650	2,700
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/22	1,960	2,088
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	1,000	1,110
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	3,455	3,825
	North Texas Tollway Authority Highway Revenue	6.250%	2/1/23	100	100
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	135	155
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	1,000	1,109
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	2,220	2,557
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	1,030	1,140
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,125	1,292
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	2,220	2,545
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	145	177
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	2,460	2,900
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	1,585	1,921
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	375	426
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	230	270
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	1,000	1,208
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	745	843
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	2,000	2,408
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	1,000	1,196
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	1,495	1,739
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	250	289
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	1,265	1,465
[1]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/35	250	284
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	2,915	3,357
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	4,350	4,966
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	600	687
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	2,370	2,572
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/39	215	240
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	7,980	9,446
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/40	7,055	7,644
[1]	North Texas Tollway Authority Highway Revenue	5.000%	1/1/40	640	694
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/42	2,190	2,296
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/43	4,120	4,700
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	1,675	2,030
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	3,410	4,056
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/44	2,500	2,887

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/45	985	1,121
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	800	962
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	8,190	9,680
	North Texas Tollway Authority Highway Revenue	4.250%	1/1/49	2,000	2,267
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.000%	9/1/21	2,345	2,466
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.000%	9/1/21	170	179
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.000%	9/1/21	125	131
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.000%	9/1/21	1,790	1,882
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.000%	9/1/21	625	657
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.250%	9/1/21	220	232
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.250%	9/1/21	265	279
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.250%	9/1/21	205	216
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.500%	9/1/21	170	180
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.500%	9/1/21	10,565	11,166
	North Texas Tollway Authority Highway Revenue, Prere.	6.000%	1/1/21	4,035	4,131
	North Texas Tollway Authority Highway Revenue, Prere.	6.000%	1/1/21	670	686
[7]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/28	4,300	3,892
[7]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/29	900	797
[7]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/30	140	121
[7]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/32	155	127
[7]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/33	105	83
[7]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/34	725	555
[7]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/35	200	148
[7]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/36	8,550	6,141
[7]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/37	470	327
[7]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/38	215	145
	Northside Independent School District GO PUT	2.750%	8/1/23	1,320	1,398
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/24	850	1,005
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/27	2,100	2,459
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/30	410	584
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/41	1,280	1,472
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/41	300	337
	Port Authority of Houston of Harris County Texas GO	5.000%	10/1/35	135	136

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Port Authority of Houston of Harris County Texas GO	5.000%	10/1/39	4,415	4,449
Red River Education Finance Corp College & University Revenue, Prere.	5.000%	3/15/23	150	168
Richardson Independent School District GO	5.000%	2/15/25	1,385	1,676
San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	4.000%	9/15/33	810	850
San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	4.000%	9/15/34	105	110
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/21	2,050	2,099
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/21	1,220	1,249
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/22	1,370	1,469
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/22	675	724
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/23	490	548
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/23	220	246
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/24	2,010	2,359
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/25	1,615	1,768
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/25	635	774
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	845	1,067
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	290	364
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	240	295
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/39	535	603
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/43	115	126
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/44	190	213
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/47	5,270	6,572
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/48	10,250	11,183
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.000%	12/1/20	1,000	1,008
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, ETM	5.000%	2/1/22	310	332
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, ETM	5.000%	2/1/23	1,020	1,141
San Antonio TX Independent School District GO	5.000%	2/15/24	640	746
San Antonio TX Independent School District GO	5.000%	8/15/48	1,975	2,337
San Antonio Water System Water Revenue	5.000%	5/15/26	705	794
San Antonio Water System Water Revenue	5.000%	5/15/33	575	715
San Antonio Water System Water Revenue	5.000%	5/15/34	8,000	9,926
San Jacinto College District GO	4.000%	2/15/41	2,120	2,430
Socorro Independent School District GO, Prere.	5.000%	8/15/21	1,075	1,128
Tarrant Regional Water District Water Revenue, Prere.	5.000%	3/1/22	1,955	2,101
Texas A&M University College & University Revenue	5.000%	5/15/26	2,500	3,154
Texas General Fund Revenue TRAN	4.000%	8/27/20	7,000	7,018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Texas GO	5.000%	10/1/20	600	605
Texas GO	5.000%	10/1/20	260	262
Texas GO	5.000%	4/1/21	200	206
Texas GO	5.000%	10/1/21	600	634
Texas GO	5.000%	4/1/22	1,605	1,736
Texas GO	5.000%	10/1/22	6,000	6,339
Texas GO	5.000%	10/1/22	610	674
Texas GO	5.000%	10/1/22	1,455	1,608
Texas GO	5.000%	4/1/23	785	886
Texas GO	5.000%	10/1/23	225	259
Texas GO	5.000%	10/1/24	1,000	1,174
Texas GO	5.000%	10/1/24	2,055	2,461
Texas GO	5.000%	10/1/25	2,010	2,355
Texas GO	5.000%	10/1/25	755	902
Texas GO	5.000%	4/1/26	2,225	2,601
Texas GO	5.000%	10/1/26	185	220
Texas GO	5.000%	10/1/26	825	1,016
Texas GO	5.000%	10/1/27	360	429
Texas GO	5.000%	10/1/27	1,225	1,506
Texas GO	5.000%	10/1/28	2,805	3,453
Texas GO	5.000%	10/1/29	570	744
Texas GO	5.000%	10/1/29	780	957
Texas GO	4.000%	10/1/31	425	479
Texas GO	5.000%	10/1/31	510	660
Texas GO	5.000%	10/1/31	6,865	8,369
Texas GO	5.000%	10/1/32	2,005	2,578
Texas GO	5.000%	10/1/33	945	1,209
Texas GO	5.000%	10/1/34	270	344
Texas GO	5.000%	10/1/36	1,010	1,217
Texas GO, Prere.	5.000%	4/1/22	640	691
Texas GO, Prere.	5.000%	4/1/24	125	147
Texas GO, Prere.	5.000%	4/1/24	140	165
Texas GO, Prere.	5.000%	4/1/24	1,450	1,704
Texas GO, Prere.	5.000%	4/1/24	230	270
Texas GO, Prere.	5.000%	4/1/24	2,260	2,656
Texas GO, Prere.	5.000%	4/1/24	200	235
Texas GO, Prere.	5.000%	4/1/24	300	353
Texas GO, Prere.	5.000%	10/1/24	2,575	3,085
Texas GO, Prere.	5.000%	10/1/24	14,525	17,404
Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/40	215	216
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	7.000%	6/30/34	255	256
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	7.000%	6/30/40	8,760	8,802
Texas State University System College & University Revenue	5.000%	3/15/21	210	216
Texas State University System College & University Revenue	5.000%	3/15/27	1,555	1,998
Texas Transportation Commission Highway Revenue	0.000%	8/1/49	5,750	1,524
Texas Transportation Commission Highway Revenue	0.000%	8/1/50	585	146
Texas Transportation Commission Highway Revenue	0.000%	8/1/51	5,195	1,229
Texas Transportation Commission Highway Revenue	0.000%	8/1/52	5,000	1,117
Texas Transportation Commission Highway Revenue	0.000%	8/1/53	500	106

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Texas Transportation Commission Highway Revenue	5.000%	8/1/57	2,000	2,273
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/20	3,250	3,275
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/21	2,210	2,281
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/21	2,020	2,135
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/21	3,460	3,656
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/22	1,620	1,789
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/23	3,000	3,385
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/24	2,000	2,350
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/24	165	198
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/24	140	168
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/25	270	315
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	485	599
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	2,420	2,990
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/26	875	1,112
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/30	1,000	1,256
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	4/1/24	1,790	2,104
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	4/1/24	100	118
Texas Water Development Board Water Revenue	5.000%	4/15/25	115	140
Texas Water Development Board Water Revenue	5.000%	10/15/29	710	876
Texas Water Development Board Water Revenue	5.000%	10/15/30	235	289
Texas Water Development Board Water Revenue	5.000%	10/15/31	535	657
Texas Water Development Board Water Revenue	5.000%	10/15/32	1,000	1,325
Texas Water Development Board Water Revenue	4.000%	10/15/33	1,000	1,219
Texas Water Development Board Water Revenue	4.000%	10/15/33	1,000	1,232
Texas Water Development Board Water Revenue	4.000%	10/15/34	1,985	2,411
Texas Water Development Board Water Revenue	4.000%	10/15/34	1,500	1,842
Texas Water Development Board Water Revenue	4.000%	10/15/35	4,135	5,058
Texas Water Development Board Water Revenue	4.000%	10/15/36	2,000	2,439
Texas Water Development Board Water Revenue	5.000%	10/15/40	4,385	5,319
Texas Water Development Board Water Revenue	5.000%	10/15/45	440	531
Texas Water Development Board Water Revenue	5.000%	10/15/47	5,000	6,310
Texas Water Development Board Water Revenue	5.000%	4/15/49	4,250	5,433
Texas Water Development Board Water Revenue	4.000%	10/15/49	18,725	22,529
University of Houston College & University Revenue	5.000%	2/15/29	2,355	2,887
University of Houston College & University Revenue	5.000%	2/15/36	4,740	5,691
University of Texas System College & University Revenue	5.000%	8/15/20	110	110
University of Texas System College & University Revenue	5.000%	8/15/21	155	163
University of Texas System College & University Revenue	5.000%	8/15/21	1,210	1,271

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Texas System College & University Revenue	5.000%	8/15/23	140	160
	University of Texas System College & University Revenue	5.375%	8/15/23	605	700
	University of Texas System College & University Revenue	5.000%	8/15/24	240	287
	University of Texas System College & University Revenue	5.000%	8/15/24	2,310	2,758
	University of Texas System College & University Revenue	5.000%	8/15/25	445	550
	University of Texas System College & University Revenue	5.000%	8/15/25	6,300	7,789
	University of Texas System College & University Revenue	5.000%	8/15/25	595	736
	University of Texas System College & University Revenue	5.000%	8/15/26	3,285	4,184
	University of Texas System College & University Revenue	5.000%	8/15/26	2,980	3,796
	University of Texas System College & University Revenue	5.000%	8/15/27	815	1,067
	University of Texas System College & University Revenue	5.000%	8/15/29	2,660	3,659
	University of Texas System College & University Revenue	5.000%	8/15/30	5,000	7,017
	University of Texas System College & University Revenue	5.000%	8/15/31	3,880	5,556
	University of Texas System College & University Revenue	5.000%	8/15/43	1,050	1,147
	University of Texas System College & University Revenue	5.000%	8/15/47	1,250	2,111
	Waco Educational Finance Corp. College & University Revenue	5.000%	3/1/43	3,500	3,721
[2]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/41	1,000	1,143
[1]	West Travis County Public Utility Agency Water Revenue, Prere.	5.000%	8/15/21	795	834
	Ysleta Independent School District GO	5.000%	8/15/47	1,550	1,876
	Ysleta Independent School District GO, Prere.	4.000%	8/15/22	1,950	2,101
	Ysleta Independent School District GO, Prere.	5.000%	8/15/25	5,000	6,178
					903,583
Utah (0.4%)
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/21	9,320	9,711
	Jordan School District GO	4.000%	6/15/29	2,450	2,827
	Salt Lake City Corp. Airport Port, Airport & Marina Revenue	5.000%	7/1/42	150	181
[6]	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/38	850	1,030
[6]	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/39	1,250	1,509
[6]	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/40	1,000	1,202
[6]	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/41	2,200	2,835
	University of Utah College & University Revenue	5.000%	8/1/32	40	45
	University of Utah College & University Revenue	4.000%	8/1/33	400	471
	University of Utah College & University Revenue, Prere.	5.000%	8/1/23	95	108
	University of Utah College & University Revenue, Prere.	5.000%	8/1/23	565	646
	Utah GO, Prere.	5.000%	7/1/21	250	261
	Utah State University College & University Revenue	3.000%	12/1/51	1,000	1,020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Utah Transit Authority Government Securities & Interest Revenue	5.000%	6/15/37	120	136
	Utah Transit Authority Government Securities & Interest Revenue, Prere.	5.000%	6/15/25	275	338
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	160	195
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/27	410	497
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/28	170	205
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30	4,100	4,703
	Utah Transit Authority Sales Tax Revenue	0.000%	12/15/32	535	391
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/41	3,765	4,328
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	180	222
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	2,095	2,579
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	3,590	4,420
					39,860
Vermont (0.0%)
	University of Vermont and State Agricultural College Miscellaneous Revenue	4.000%	10/1/40	140	154
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/41	200	212
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/46	200	210
					576
Virginia (1.4%)
	Arlington County VA GO	5.000%	8/1/22	140	154
	Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/51	500	553
	Chesapeake Bay Bridge & Tunnel District Highway Revenue BAN	5.000%	11/1/23	5,750	6,412
	Commonwealth of Virginia GO	5.000%	6/1/27	180	220
	Fairfax County VA GO	5.000%	4/1/21	380	392
	Fairfax County VA GO	5.000%	4/1/23	125	141
	Fairfax County VA GO	5.000%	10/1/23	830	957
	Fairfax County VA GO	4.000%	10/1/27	2,465	2,951
	Fairfax County VA Sewer Revenue	5.000%	7/15/24	500	595
	Fairfax VA GO, Prere.	4.000%	1/15/22	120	127
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.000%	7/1/48	2,685	3,337
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue BAN	5.000%	7/1/22	6,270	6,832
	Richmond VA GO	3.375%	3/1/41	1,450	1,624
	Richmond VA GO, Prere.	5.000%	3/1/23	6,000	6,744
	Richmond VA Public Utility Water Revenue	5.000%	1/15/28	140	174
	Richmond VA Public Utility Water Revenue	5.000%	1/15/32	100	124
	University of Virginia College & University Revenue	5.000%	8/1/21	1,200	1,258
	University of Virginia College & University Revenue	5.000%	4/1/44	5,000	6,190
	University of Virginia College & University Revenue, Prere.	5.000%	6/1/23	400	454
	Virginia Beach VA GO	3.000%	7/15/33	4,780	5,388
[6]	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/22	2,000	2,145
[6]	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/23	2,500	2,801
[6]	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/24	6,000	7,005

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Virginia College Building Authority Appropriations Revenue	4.000%	2/1/28	1,295	1,524
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/29	3,015	3,973
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/31	1,550	2,024
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/36	5,000	5,544
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/38	2,985	3,288
Virginia College Building Authority Appropriations Revenue (21st Century College Program)	5.000%	2/1/31	1,370	1,734
Virginia College Building Authority Appropriations Revenue (21st Century College Program)	3.000%	2/1/35	295	321
Virginia College Building Authority Appropriations Revenue (21st Century College Program)	4.000%	2/1/36	2,000	2,329
Virginia College Building Authority Appropriations Revenue, Prere.	5.000%	2/1/25	3,610	4,381
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/23	250	284
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/27	590	768
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/28	205	269
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/29	1,725	2,257
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/31	700	786
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/34	2,520	2,996
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/35	250	296
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/36	250	295
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	4.000%	5/15/32	380	403
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.250%	5/15/43	4,000	4,458
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects), Prere.	4.500%	5/15/21	335	346
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects), Prere.	5.000%	5/15/21	50	52
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects), Prere.	5.000%	5/15/21	100	104
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	3/15/27	1,400	1,766
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/31	1,055	1,317
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/23	410	472
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/24	2,325	2,656
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/27	2,130	2,784
Virginia Public School Authority Lease Revenue	5.000%	8/1/20	3,310	3,310
Virginia Public School Authority Lease Revenue	5.000%	8/1/22	445	488
Virginia Public School Authority Lease Revenue	5.000%	8/1/22	90	99
Virginia Public School Authority Lease Revenue	5.000%	8/1/23	860	943
Virginia Public School Authority Lease Revenue	5.000%	8/1/25	720	889
Virginia Public School Authority Lease Revenue	5.000%	8/1/26	310	381
Virginia Public School Authority Lease Revenue	5.000%	8/1/27	520	638

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Virginia Public School Authority Lease Revenue	5.000%	8/1/30	4,485	6,161
Virginia Resources Authority Lease Revenue	5.000%	11/1/31	1,455	2,023
Virginia Resources Authority Lease Revenue	5.000%	11/1/33	1,395	1,912
				120,849
Washington (3.0%)
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/41	4,580	5,615
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/46	1,720	2,760
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/31	1,375	1,669
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/32	5,855	7,094
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/35	1,180	1,419
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/36	260	312
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/45	1,410	1,664
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/21	1,525	1,592
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/21	400	418
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/22	1,025	1,070
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/25	100	123
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/26	4,280	4,459
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/30	260	304
Energy Northwest Natural Gas Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/26	1,110	1,356
Energy Northwest Natural Gas Revenue (Project No. 3)	5.000%	7/1/28	140	164
Energy Northwest Natural Gas Revenue (Project No. 3)	5.000%	7/1/28	2,240	2,907
Energy Northwest Nuclear Revenue	5.000%	7/1/21	1,165	1,216
Energy Northwest Nuclear Revenue	5.000%	7/1/22	1,120	1,223
Energy Northwest Nuclear Revenue	5.000%	7/1/25	750	921
Energy Northwest Nuclear Revenue	5.000%	7/1/26	1,250	1,583
Energy Northwest Nuclear Revenue	5.000%	7/1/27	1,855	2,338
Energy Northwest Nuclear Revenue	5.000%	7/1/28	625	786
Energy Northwest Nuclear Revenue	5.000%	7/1/29	1,515	1,959
Energy Northwest Nuclear Revenue	5.000%	7/1/31	3,625	4,782
Energy Northwest Nuclear Revenue	5.000%	7/1/33	250	317
Energy Northwest Nuclear Revenue	5.000%	7/1/36	1,025	1,356
Energy Northwest Nuclear Revenue	5.000%	7/1/39	3,000	4,028
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/25	375	443
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	1,010	1,099
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	1,505	1,769
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	570	743
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/28	2,990	3,246
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/28	1,865	2,420

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	King County School District No. 411 Issaquah GO	4.000%	12/1/31	2,205	2,584
	King County WA GO	4.000%	7/1/30	5,725	6,955
	King County WA Sewer Revenue	4.000%	7/1/33	415	483
	King County WA Sewer Revenue	5.000%	7/1/39	3,525	4,018
	King County WA Sewer Revenue	5.000%	7/1/47	100	117
[6]	King County WA Sewer Revenue	4.000%	1/1/52	10,000	11,861
	King County WA Sewer Revenue	5.000%	1/1/52	405	428
	King County WA Sewer Revenue, Prere.	5.125%	1/1/21	35	36
	King County WA Sewer Revenue, Prere.	5.125%	1/1/21	30	31
	Pierce County School District No. 10 Tacoma GO, Prere.	5.250%	12/1/24	1,200	1,457
	Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/25	1,000	1,249
	Pierce County WA Sewer Sewer Revenue	4.000%	8/1/42	55	58
	Port of Tacoma WA GO	5.000%	12/1/27	2,010	2,562
	Seattle Port WA Port, Airport & Marina Revenue	5.000%	2/1/30	640	755
	Seattle Port WA Port, Airport & Marina Revenue	5.000%	8/1/30	6,270	6,762
	Seattle Port WA Port, Airport & Marina Revenue	5.000%	8/1/31	5,130	5,524
	Seattle Port WA Port, Airport & Marina Revenue	5.000%	6/1/40	700	701
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/47	800	921
	Seattle WA GO	4.000%	10/1/27	1,230	1,341
	Seattle WA GO	4.000%	12/1/27	1,430	1,567
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	2/1/25	3,000	3,637
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	9/1/47	500	575
	Seattle WA Municipal Light & Power Electric Power & Light Revenue, Prere.	5.250%	2/1/21	270	277
	Spokane WA GO	4.000%	12/1/31	1,475	1,788
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/38	4,375	4,917
	Washington GO	5.000%	1/1/21	150	153
	Washington GO	5.000%	7/1/21	325	339
	Washington GO	5.000%	7/1/21	300	313
	Washington GO	5.000%	8/1/21	800	839
	Washington GO	5.000%	7/1/22	220	230
	Washington GO	5.000%	7/1/22	100	109
	Washington GO	5.000%	7/1/23	585	667
	Washington GO	5.000%	7/1/23	1,505	1,644
	Washington GO	5.000%	7/1/23	1,510	1,723
	Washington GO	5.000%	7/1/23	245	280
	Washington GO	5.000%	8/1/23	340	389
	Washington GO	5.000%	7/1/24	135	147
	Washington GO	5.000%	7/1/24	695	825
	Washington GO	5.000%	7/1/24	525	623
	Washington GO	5.000%	7/1/24	125	148
	Washington GO	4.000%	7/1/25	1,455	1,557
	Washington GO	5.000%	7/1/25	420	458
	Washington GO	5.000%	7/1/25	135	154
	Washington GO	5.000%	7/1/25	455	496
	Washington GO	5.000%	7/1/25	260	314
	Washington GO	5.000%	7/1/25	320	394
	Washington GO	5.000%	8/1/25	200	247
	Washington GO	4.000%	7/1/26	2,710	3,085
	Washington GO	5.000%	7/1/26	205	255
	Washington GO	5.000%	7/1/26	6,515	8,264
	Washington GO	4.000%	7/1/27	4,170	4,462
	Washington GO	4.000%	7/1/27	3,840	4,090

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington GO	5.000%	7/1/27	3,370	4,044
	Washington GO	4.000%	7/1/28	5,990	6,407
	Washington GO	5.000%	7/1/28	215	258
	Washington GO	5.000%	7/1/28	625	773
	Washington GO	3.000%	7/1/29	275	287
	Washington GO	5.000%	7/1/29	200	239
	Washington GO	5.000%	7/1/30	10,930	13,043
	Washington GO	5.000%	8/1/30	75	85
	Washington GO	5.000%	8/1/30	2,115	2,652
	Washington GO	5.000%	2/1/31	1,750	2,013
	Washington GO	5.000%	7/1/31	2,220	2,641
	Washington GO	5.000%	7/1/31	2,000	2,379
	Washington GO	5.000%	8/1/31	975	1,102
	Washington GO	5.000%	8/1/31	470	587
	Washington GO	5.000%	7/1/32	2,795	3,311
	Washington GO	5.000%	7/1/32	260	317
	Washington GO	5.000%	8/1/32	2,000	2,417
	Washington GO	5.000%	7/1/33	300	354
	Washington GO	5.000%	7/1/33	1,670	2,031
	Washington GO	5.000%	8/1/33	590	666
	Washington GO	5.000%	8/1/33	175	211
	Washington GO	5.000%	8/1/34	165	186
	Washington GO	5.000%	8/1/35	1,430	1,496
	Washington GO	5.000%	8/1/35	500	635
	Washington GO	5.000%	8/1/36	1,155	1,382
	Washington GO	5.000%	8/1/37	3,570	4,265
	Washington GO	5.000%	8/1/37	480	587
	Washington GO	5.000%	8/1/37	8,945	11,850
	Washington GO	5.000%	2/1/38	1,000	1,136
[6]	Washington GO	5.000%	6/1/38	1,000	1,315
	Washington GO	5.000%	8/1/38	275	309
	Washington GO	5.000%	8/1/39	14,350	16,554
	Washington GO	5.000%	8/1/39	3,070	3,654
	Washington GO	5.000%	8/1/39	500	609
	Washington GO	5.000%	8/1/40	675	802
	Washington GO	5.000%	8/1/40	3,080	3,661
	Washington GO	5.000%	6/1/41	3,385	3,514
[6]	Washington GO	5.000%	6/1/41	1,000	1,304
	Washington GO	5.000%	8/1/43	1,000	1,272
	Washington GO, Prere.	5.000%	8/1/20	1,160	1,160
	Washington GO, Prere.	5.000%	8/1/20	1,025	1,025
	Washington GO, Prere.	5.250%	2/1/21	700	718
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/21	2,130	2,241
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/22	1,320	1,447
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/22	640	702
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/23	1,755	1,923
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/24	880	964
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/48	2,500	2,786
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/58	1,425	1,574
	Washington State University College & University Revenue	5.000%	4/1/40	165	191

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	WBRP 3.2 College & University Revenue	4.000%	1/1/48	390	429
					271,472
West Virginia (0.1%)
	West Virginia GO	4.000%	12/1/42	1,230	1,408
	West Virginia University College & University Revenue (West Virginia University Projects), Prere.	5.000%	10/1/21	2,825	2,982
	West Virginia University College & University Revenue (West Virginia University Projects), Prere.	5.000%	10/1/22	1,000	1,103
					5,493
Wisconsin (0.7%)
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/29	715	857
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/35	905	1,063
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/41	245	284
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/46	645	743
	West De Pere School District GO	3.000%	4/1/32	2,885	3,252
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	5.250%	12/15/27	165	208
[1]	Wisconsin Center District Miscellaneous Taxes Revenue, ETM	5.250%	12/15/27	45	57
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/22	140	153
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/28	2,795	3,636
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/29	500	589
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/30	1,900	2,232
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/33	1,025	1,200
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/22	780	852
	Wisconsin GO	5.000%	11/1/20	680	688
	Wisconsin GO	5.000%	5/1/21	160	166
	Wisconsin GO	5.000%	11/1/21	100	106
	Wisconsin GO	5.000%	11/1/22	250	265
	Wisconsin GO	5.000%	11/1/23	575	637
	Wisconsin GO	5.000%	11/1/23	205	237
	Wisconsin GO	5.000%	5/1/24	2,685	3,043
	Wisconsin GO	5.000%	5/1/25	8,375	10,076
	Wisconsin GO	5.000%	5/1/26	75	90
	Wisconsin GO	5.000%	11/1/26	105	135
	Wisconsin GO	5.000%	5/1/27	2,945	3,515
	Wisconsin GO	5.000%	5/1/28	4,250	5,061
	Wisconsin GO	5.000%	11/1/28	2,000	2,512
	Wisconsin GO	5.000%	11/1/28	100	130
	Wisconsin GO	5.000%	5/1/29	1,000	1,121
	Wisconsin GO	5.000%	11/1/29	1,345	1,684
	Wisconsin GO	5.000%	11/1/31	1,110	1,424
	Wisconsin GO	5.000%	11/1/32	3,725	4,755

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin GO	5.000%	5/1/33	1,750	2,032
	Wisconsin GO	5.000%	5/1/34	3,475	4,167
	Wisconsin GO	4.000%	11/1/34	1,000	1,200
	Wisconsin GO	5.000%	5/1/38	3,810	4,558
	Wisconsin GO, Prere.	5.000%	5/1/22	1,680	1,822
	Wisconsin GO, Prere.	5.000%	5/1/22	90	98
	Wisconsin GO, Prere.	5.000%	5/1/23	520	588
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	12/1/46	300	333
	WPPI Energy Electric Power & Light Revenue	5.000%	7/1/37	670	754
					66,323
Total Tax-Exempt Municipal Bonds (Cost $8,319,271)					8,734,102
				Shares
Temporary Cash Investment (2.6%)
Money Market Fund (2.6%)
[8]	Vanguard Municipal Cash Management Fund (Cost $235,099)	0.180%		2,350,593	235,106
Total Investments (100.0%) (Cost $8,554,370)					8,969,208
Other Assets and Liabilities—Net (0.0%)					(3,780)
Net Assets (100%)					8,965,428
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
4	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
5	Step bond.
6	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2020.
7	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
8	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TRAN—Tax Revenue Anticipation Note.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of July 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	8,734,102	—	8,734,102
Temporary Cash Investments	235,106	—	—	235,106
Total	235,106	8,734,102	—	8,969,208